UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05346

Putnam Variable Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Alexander V. Kymn, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Putnam VT Global Asset Allocation Fund
Class IA
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Putnam VT Global Asset Allocation Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class IA1	$42	0.81%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$96,556,685
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,754
Portfolio Turnover Rate	75%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Global Asset Allocation Fund	PAGE 1	38923-STSIA-0826

Putnam VT Global Asset Allocation Fund
Class IB
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Putnam VT Global Asset Allocation Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class IB1	$55	1.06%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$96,556,685
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,754
Portfolio Turnover Rate	75%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Global Asset Allocation Fund	PAGE 1	38923-STSIB-0826

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
VT Global Asset
Allocation Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual Report

Financial Highlights and Schedule of Investments 2
Financial Statements 62
Notes to Financial Statements 66
Changes In and Disagreements with Accountants 82
Results of Meeting(s) of Shareholders 82
Remuneration Paid to Directors, Officers and Others 82
Board Approval of Management and Subadvisory Agreements 82

Putnam Variable Trust
Financial Highlights
Putnam VT Global Asset Allocation Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class IA
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $19.47 $19.99 $17.56 $15.19 $20.05 $18.21
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.31 0.36 0.30 0.25 0.22
Net realized and unrealized gains (losses) 1.15 2.15 2.52 2.36 (3.20) 2.30
Total from investment operations ........ 1.28 2.46 2.88 2.66 (2.95) 2.52
Less distributions from:
Net investment income .............. (0.47) (0.51) (0.45) (0.29) (0.29) (0.18)
Net realized gains ................. (1.87) (2.47) — — (1.62) (0.50)
Total distributions ................... (2.34) (2.98) (0.45) (0.29) (1.91) (0.68)
Net asset value, end of period .......... $18.41 $19.47 $19.99 $17.56 $15.19 $20.05
Total return
c
....................... 7.91% 14.69% 16.63% 17.78% (15.82)% 14.25%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.81% 0.86% 0.89% 0.93% 0.91% 0.84%
Expenses net of waiver and payments by
affiliates .......................... 0.81% 0.84%
e
0.85%
e
0.86%
e
0.86%
e
0.84%
e
Net investment income ............... 1.44% 1.66% 1.88% 1.87% 1.56% 1.13%
Supplemental data
Net assets , end of period (000’s) ........ $68,541 $69,075 $68,410 $68,403 $66,140 $89,120
Portfolio turnover rate ................ 75% 167% 234% 262% 262% 306%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Variable Trust
Financial Highlights
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class IB
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $19.88 $20.34 $17.86 $15.44 $20.34 $18.47
Income from investment operations
a
:
Net investment income
b
............. 0.11 0.27 0.31 0.26 0.22 0.17
Net realized and unrealized gains (losses) 1.18 2.20 2.58 2.41 (3.26) 2.34
Total from investment operations ........ 1.29 2.47 2.89 2.67 (3.04) 2.51
Less distributions from:
Net investment income .............. (0.41) (0.46) (0.41) (0.25) (0.24) (0.14)
Net realized gains ................. (1.87) (2.47) — — (1.62) (0.50)
Total distributions ................... (2.28) (2.93) (0.41) (0.25) (1.86) (0.64)
Net asset value, end of period .......... $18.89 $19.88 $20.34 $17.86 $15.44 $20.34
Total return
c
....................... 7.76% 14.38% 16.36% 17.48% (16.03)% 13.95%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.06% 1.11% 1.14% 1.18% 1.16% 1.09%
Expenses net of waiver and payments by
affiliates .......................... 1.06% 1.09%
e
1.10%
e
1.11%
e
1.11%
e
1.09%
e
Net investment income ............... 1.19% 1.41% 1.62% 1.62% 1.30% 0.88%
Supplemental data
Net assets , end of period (000’s) ........ $28,016 $28,212 $34,389 $31,832 $30,939 $40,953
Portfolio turnover rate ................ 75% 167% 234% 262% 262% 306%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Variable Trust
Schedule of Investments (unaudited), June 30, 2026
Putnam VT Global Asset Allocation Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 76.8%
Aerospace & Defense 1.8%
Airbus SE ......................................... France 484 $ 107,686
a,b
Astronics Corp. ..................................... United States 296 24,053
a
Astronics Corp., B ................................... United States 59 4,484
Curtiss-Wright Corp. ................................. United States 77 58,348
Embraer SA ....................................... Brazil 2,300 36,467
a
Firefly Aerospace, Inc. ................................ United States 596 17,522
General Dynamics Corp. .............................. United States 165 58,450
General Electric Co. ................................. United States 810 302,721
a
Honeywell Aerospace, Inc. ............................ United States 132 29,183
a
Kratos Defense & Security Solutions, Inc. ................. United States 85 4,238
L3Harris Technologies, Inc. ............................ United States 182 52,887
Leonardo DRS, Inc. ................................. United States 1,259 53,722
Leonardo SpA ...................................... Italy 580 31,140
Lockheed Martin Corp. ............................... United States 1,221 622,051
Moog, Inc., A ....................................... United States 22 9,324
Northrop Grumman Corp. ............................. United States 103 52,459
RTX Corp. ........................................ United States 325 61,662
Thales SA ......................................... France 208 53,456
a
V2X, Inc. .......................................... United States 156 11,631
1,591,484
Air Freight & Logistics 0.3%
Deutsche Post AG ................................... Germany 598 36,356
Expeditors International of Washington, Inc. ............... United States 366 59,651
FedEx Corp. ....................................... United States 198 62,000
Hub Group, Inc., A ................................... United States 315 13,794
United Parcel Service, Inc., B .......................... United States 559 60,092
231,893
Automobile Components 0.1%
a
Adient plc ......................................... United States 474 8,712
Aisin Corp. ........................................ Japan 2,800 38,015
BorgWarner, Inc. .................................... United States 989 65,670
Dana, Inc. ......................................... United States 887 24,135
a
Gentherm, Inc. ..................................... United States 184 6,276
a
Strattec Security Corp. ............................... United States 70 5,701
Sumitomo Electric Industries Ltd. ....................... Japan 1,200 22,269
Visteon Corp. ...................................... United States 276 27,382
198,160
Automobiles 1.2%
Ford Motor Co. ..................................... United States 4,207 58,477
General Motors Co. .................................. United States 681 52,491
Isuzu Motors Ltd. ................................... Japan 700 9,321
Kia Corp. ......................................... South Korea 299 27,005
Subaru Corp. ...................................... Japan 900 13,167
a
Tesla, Inc. ......................................... United States 2,275 956,865
Toyota Motor Corp. .................................. Japan 900 15,077
1,132,403
Banks 4.0%
AIB Group plc ...................................... Ireland 3,598 42,285
Al Rajhi Bank ...................................... Saudi Arabia 3,081 54,047
Amalgamated Financial Corp. .......................... United States 304 13,954
Ameris Bancorp .................................... United States 69 6,228
Associated Banc-Corp. ............................... United States 191 5,877
a
Axos Financial, Inc. .................................. United States 147 14,316
Banc of California, Inc. ............................... United States 293 5,986

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Banco Bilbao Vizcaya Argentaria SA ..................... Spain 3,098 $ 77,998
Banco de Sabadell SA ............................... Spain 1,015 3,597
Banco Santander SA ................................. Spain 11,698 162,366
Bank Hapoalim BM .................................. Israel 1,565 36,098
Bank Leumi Le-Israel BM ............................. Israel 3,598 80,518
Bank of America Corp. ............................... United States 3,147 179,316
Bank of China Ltd., H ................................ China 95,000 60,584
Bank of Hawaii Corp. ................................ United States 182 14,831
BankUnited, Inc. .................................... United States 119 5,766
Banner Corp. ...................................... United States 81 5,382
Barclays plc ....................................... United Kingdom 16,534 110,794
BNP Paribas SA .................................... France 224 26,162
BOC Hong Kong Holdings Ltd. ......................... China 2,000 10,853
CaixaBank SA ...................................... Spain 701 9,932
Carter Bankshares, Inc. ............................... United States 205 6,972
Cathay General Bancorp .............................. United States 533 33,041
Central Pacific Financial Corp. ......................... United States 294 11,231
Citigroup, Inc. ...................................... United States 6,606 924,576
Citizens Financial Group, Inc. .......................... United States 899 62,993
CTBC Financial Holding Co. Ltd. ........................ Taiwan 29,000 65,004
a
Customers Bancorp, Inc. .............................. United States 366 28,951
CVB Financial Corp. ................................. United States 273 6,156
Danske Bank A/S ................................... Denmark 1,762 94,448
Enterprise Financial Services Corp. ...................... United States 248 16,338
Erste Group Bank AG ................................ Austria 395 52,866
Financial Institutions, Inc. ............................. United States 156 6,079
First Bancorp ...................................... United States 1,275 33,239
First Financial Corp. ................................. United States 77 5,963
First Horizon Corp. .................................. United States 2,242 57,485
First Merchants Corp. ................................ United States 64 2,796
Grupo Financiero Banorte SAB de CV, O .................. Mexico 3,400 35,885
Hancock Whitney Corp. ............................... United States 355 26,526
Hanmi Financial Corp. ................................ United States 301 9,752
Hilltop Holdings, Inc. ................................. United States 547 21,213
Hope Bancorp, Inc. .................................. United States 663 9,070
HSBC Holdings plc, (GBP Traded) ...................... United Kingdom 10,349 195,692
HSBC Holdings plc, (HKD Traded) ...................... United Kingdom 1,600 30,402
ICICI Bank Ltd., ADR ................................ India 4,300 124,829
Independent Bank Corp. .............................. United States 185 6,673
Intesa Sanpaolo SpA ................................. Italy 7,650 52,581
JPMorgan Chase & Co. ............................... United States 260 85,106
KB Financial Group, Inc. .............................. South Korea 602 62,287
Lloyds Banking Group plc ............................. United Kingdom 75,764 110,883
Mercantile Bank Corp. ................................ United States 105 6,029
Metropolitan Bank Holding Corp. ........................ United States 66 6,518
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 4,200 83,676
National Bank Holdings Corp., A ........................ United States 363 16,128
National Bank of Greece SA ........................... Greece 1,844 31,858
NatWest Group plc .................................. United Kingdom 10,759 94,937
Northrim BanCorp, Inc. ............................... United States 212 5,881
Northwest Bancshares, Inc. ............................ United States 393 5,958
a
NU Holdings Ltd., A .................................. Brazil 2,220 29,659
OceanFirst Financial Corp. ............................ United States 455 8,886
OFG Bancorp ...................................... United States 343 16,831
Origin Bancorp, Inc. ................................. United States 140 7,161
OTP Bank Nyrt. ..................................... Hungary 352 51,993
PNC Financial Services Group, Inc. (The) ................. United States 259 63,771
Popular, Inc. ....................................... United States 358 58,776

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Preferred Bank ..................................... United States 59 $ 6,269
Raiffeisen Bank International AG ........................ Austria 317 20,265
Shore Bancshares, Inc. ............................... United States 267 6,128
Simmons First National Corp., A ........................ United States 600 13,590
Southern Missouri Bancorp, Inc. ........................ United States 85 6,478
a
Third Coast Bancshares, Inc. .......................... United States 113 4,565
Towne Bank ....................................... United States 157 5,690
Trustmark Corp. .................................... United States 462 21,257
UniCredit SpA ...................................... Italy 1,141 102,255
United Community Banks, Inc. ......................... United States 157 5,509
Univest Financial Corp. ............................... United States 188 8,225
US Bancorp ....................................... United States 1,032 62,333
Valley National Bancorp .............................. United States 439 6,431
WaFd, Inc. ........................................ United States 156 5,986
Wells Fargo & Co. ................................... United States 746 61,649
Westamerica BanCorp ............................... United States 105 6,160
WSFS Financial Corp. ................................ United States 83 6,369
Zions Bancorp NA ................................... United States 910 62,963
4,006,111
Beverages 1.0%
a
Boston Beer Co., Inc. (The), A .......................... United States 222 39,301
Carlsberg A/S, B .................................... Denmark 270 35,332
Coca-Cola Co. (The) ................................. United States 743 60,384
Coca-Cola Consolidated, Inc. .......................... United States 323 61,667
Coca-Cola HBC AG ................................. Italy 785 51,171
a
Monster Beverage Corp. .............................. United States 3,677 353,433
PepsiCo, Inc. ...................................... United States 1,907 258,208
859,496
Biotechnology 1.4%
AbbVie, Inc. ....................................... United States 254 63,917
a
ACADIA Pharmaceuticals, Inc. ......................... United States 1,111 28,108
a
ADMA Biologics, Inc. ................................. United States 495 4,143
a
Alkermes plc ....................................... United States 946 49,566
a
Alnylam Pharmaceuticals, Inc. .......................... United States 191 57,497
Amgen, Inc. ....................................... United States 167 60,474
a
AnaptysBio, Inc. .................................... United States 516 34,830
a
Arrowhead Pharmaceuticals, Inc. ....................... United States 569 46,379
a
Atrium Therapeutics, Inc. .............................. United States 499 6,712
a
BioCryst Pharmaceuticals, Inc. ......................... United States 3,031 30,310
a
Capricor Therapeutics, Inc. ............................ United States 216 5,201
a
Corvus Pharmaceuticals, Inc. .......................... United States 444 6,633
a
Enanta Pharmaceuticals, Inc. .......................... United States 305 4,447
a
Exelixis, Inc. ....................................... United States 1,128 61,374
a
Genmab A/S ....................................... Denmark 31 8,499
a,b
ImmunityBio, Inc. ................................... United States 4,054 35,493
a
Incyte Corp. ....................................... United States 2,502 283,627
a
Inhibrx Biosciences, Inc. .............................. United States 124 11,749
a
Insmed, Inc. ....................................... United States 267 28,468
a
Ironwood Pharmaceuticals, Inc., A ....................... United States 3,646 15,350
a
Kodiak Sciences, Inc. ................................ United States 211 8,221
a
MeiraGTx Holdings plc ............................... United States 541 7,309
a
Mineralys Therapeutics, Inc. ........................... United States 458 12,357
a
Monte Rosa Therapeutics, Inc. ......................... United States 1,198 28,992
a
Natera, Inc. ........................................ United States 278 75,463
a
Neurocrine Biosciences, Inc. ........................... United States 362 61,010
a
Olema Pharmaceuticals, Inc. ........................... United States 305 3,816

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Biotechnology (continued)
a
Praxis Precision Medicines, Inc. ........................ United States 17 $ 5,691
a
Precigen, Inc. ...................................... United States 1,232 7,022
a
Protagonist Therapeutics, Inc. .......................... United States 342 41,922
a
Puma Biotechnology, Inc. ............................. United States 614 4,980
Regeneron Pharmaceuticals, Inc. ....................... United States 633 394,701
a
Rhythm Pharmaceuticals, Inc. .......................... United States 300 33,309
a
Rigel Pharmaceuticals, Inc. ............................ United States 184 7,198
a
Stoke Therapeutics, Inc. .............................. United States 703 23,002
a
Tango Therapeutics, Inc. .............................. United States 671 20,975
a
Travere Therapeutics, Inc. ............................. United States 721 40,960
a
Vertex Pharmaceuticals, Inc. ........................... United States 131 65,072
a
Xenon Pharmaceuticals, Inc. ........................... Canada 101 6,096
a
Zymeworks, Inc. .................................... United States 340 8,888
1,699,761
Broadline Retail 2.8%
Alibaba Group Holding Ltd. ............................ China 6,400 76,726
a
Amazon.com, Inc. ................................... United States 9,974 2,377,203
eBay, Inc. ......................................... United States 490 54,757
a
Etsy, Inc. .......................................... United States 454 34,200
Next plc .......................................... United Kingdom 97 18,715
Prosus NV ........................................ China 1,617 70,264
2,631,865
Building Products 0.3%
Allegion plc ........................................ United States 434 60,973
Apogee Enterprises, Inc. .............................. United States 153 6,998
a
Janus International Group, Inc. ......................... United States 1,030 5,716
Johnson Controls International plc ....................... United States 416 60,782
a
Modine Manufacturing Co. ............................ United States 23 6,141
a
Resideo Technologies, Inc. ............................ United States 207 6,438
Trane Technologies plc ............................... United States 126 61,886
UFP Industries, Inc. .................................. United States 319 28,946
237,880
Capital Markets 2.8%
3i Group plc ....................................... United Kingdom 769 25,288
Affiliated Managers Group, Inc. ......................... United States 181 61,250
Ameriprise Financial, Inc. ............................. United States 126 57,804
Bank of New York Mellon Corp. (The) .................... United States 406 58,712
Charles Schwab Corp. (The) ........................... United States 627 57,853
CME Group, Inc. .................................... United States 195 43,062
Goldman Sachs Group, Inc. (The) ....................... United States 913 923,381
Hong Kong Exchanges & Clearing Ltd. ................... Hong Kong 1,100 51,180
Interactive Brokers Group, Inc., A ....................... United States 701 61,015
Janus Henderson Group plc ........................... United States 1,092 56,729
Korea Investment Holdings Co. Ltd. ..................... South Korea 188 27,233
Morgan Stanley ..................................... United States 345 72,119
Nomura Holdings, Inc. ................................ Japan 7,600 66,727
Northern Trust Corp. ................................. United States 341 59,279
State Street Corp. ................................... United States 4,004 679,078
a
StoneX Group, Inc. .................................. United States 366 43,371
UBS Group AG ..................................... Switzerland 2,785 138,028
Virtu Financial, Inc., A ................................ United States 1,028 61,238
Virtus Investment Partners, Inc. ......................... United States 69 9,901
2,553,248

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Chemicals 1.2%
Air Liquide SA ...................................... France 255 $ 50,497
Asahi Kasei Corp. ................................... Japan 4,600 51,162
Avient Corp. ....................................... United States 201 7,429
a
Axalta Coating Systems Ltd. ........................... United States 1,935 66,216
Balchem Corp. ..................................... United States 134 22,639
Cabot Corp. ....................................... United States 64 5,812
CF Industries Holdings, Inc. ........................... United States 3,531 382,266
Chemours Co. (The) ................................. United States 122 2,503
DuPont de Nemours, Inc. ............................. United States 189 25,636
Ecolab, Inc. ........................................ United States 223 62,130
a
Ingevity Corp. ...................................... United States 102 7,616
Innospec, Inc. ...................................... United States 136 11,069
a
Intrepid Potash, Inc. ................................. United States 188 6,163
Linde plc .......................................... United States 122 63,311
a
LSB Industries, Inc. .................................. United States 428 4,627
Mativ Holdings, Inc. .................................. United States 534 4,042
Minerals Technologies, Inc. ............................ United States 313 23,153
NewMarket Corp. ................................... United States 82 64,882
a
Perimeter Solutions, Inc. .............................. United States 1,077 38,395
a
Rayonier Advanced Materials, Inc. ....................... United States 601 4,724
Sherwin-Williams Co. (The) ............................ United States 183 63,011
Solstice Advanced Materials, Inc. ....................... United States 1,153 102,156
1,069,439
Commercial Services & Supplies 0.3%
Brink's Co. (The) .................................... United States 273 25,796
a
Cimpress plc ....................................... Ireland 67 6,814
a
CoreCivic, Inc. ..................................... United States 271 8,233
a
OPENLANE, Inc. ................................... United States 187 7,712
Republic Services, Inc., A ............................. United States 272 57,958
Veralto Corp. ....................................... United States 652 57,819
Waste Management, Inc. .............................. United States 260 57,949
222,281
Communications Equipment 0.8%
Accton Technology Corp. .............................. Taiwan 1,000 79,762
a
Arista Networks, Inc. ................................. United States 1,855 315,127
a
BK Technologies Corp. ............................... United States 67 5,761
a
Calix, Inc. ......................................... United States 302 11,271
a
Ciena Corp. ....................................... United States 514 252,148
Cisco Systems, Inc. ................................. United States 653 76,701
a
Extreme Networks, Inc. ............................... United States 1,272 41,175
a
NETGEAR, Inc. ..................................... United States 215 5,020
a
NetScout Systems, Inc. ............................... United States 207 9,015
Telefonaktiebolaget LM Ericsson, B ...................... Sweden 1,141 12,796
Ubiquiti, Inc. ....................................... United States 58 30,974
a
Viasat, Inc. ........................................ United States 83 7,454
a
Viavi Solutions, Inc. .................................. United States 340 16,235
Vistance Networks, Inc. ............................... United States 2,334 29,828
893,267
Construction & Engineering 0.4%
ACS Actividades de Construccion y Servicios SA ............ Spain 440 64,705
Argan, Inc. ........................................ United States 63 50,309
a
Centuri Holdings, Inc. ................................ United States 181 5,473
Comfort Systems USA, Inc. ............................ United States 35 69,368
a
Dycom Industries, Inc. ................................ United States 19 9,606
a
Legence Corp., A ................................... United States 66 5,625

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Construction & Engineering (continued)
a
NWPX Infrastructure, Inc. ............................. United States 63 $ 9,446
Primoris Services Corp. ............................... United States 252 24,978
a
Sterling Infrastructure, Inc. ............................ United States 82 68,828
Tutor Perini Corp. ................................... United States 375 31,114
Vinci SA .......................................... France 664 96,976
436,428
Construction Materials 0.1%
Holcim AG ........................................ United States 860 77,540
Consumer Finance 0.4%
Ally Financial, Inc. ................................... United States 1,335 61,343
American Express Co. ............................... United States 182 61,561
Bread Financial Holdings, Inc. .......................... United States 374 40,523
Capital One Financial Corp. ........................... United States 301 60,387
a
Enova International, Inc. .............................. United States 172 41,406
a
Happen, Inc. ....................................... United States 1,696 35,175
PROG Holdings, Inc. ................................. United States 540 25,169
Synchrony Financial ................................. United States 787 59,851
385,415
Consumer Staples Distribution & Retail 1.4%
Andersons, Inc. (The) ................................ United States 93 6,361
Costco Wholesale Corp. .............................. United States 94 87,934
Dollar General Corp. ................................. United States 536 61,699
a
Dollar Tree, Inc. .................................... United States 596 72,086
Koninklijke Ahold Delhaize NV .......................... Netherlands 1,482 59,639
a
Maplebear, Inc. ..................................... United States 1,373 65,012
Raia Drogasil SA .................................... Brazil 3,400 11,071
Sysco Corp. ....................................... United States 712 59,509
Target Corp. ....................................... United States 450 58,774
Tesco plc ......................................... United Kingdom 937 5,712
a
United Natural Foods, Inc. ............................. United States 179 8,175
Walmart, Inc. ...................................... United States 5,780 654,643
1,150,615
Containers & Packaging 0.3%
Avery Dennison Corp. ................................ United States 354 57,472
Ball Corp. ......................................... United States 1,000 62,400
Crown Holdings, Inc. ................................. United States 585 65,415
Greif, Inc., A ....................................... United States 87 6,481
a
O-I Glass, Inc. ...................................... United States 609 5,865
197,633
Distributors 0.0%
†
a
GigaCloud Technology, Inc., A .......................... United States 169 5,340
Gold.com, Inc. ..................................... United States 152 6,325
11,665
Diversified Consumer Services 0.0%
†
a
Coursera, Inc. ...................................... United States 5,543 31,263
a
Frontdoor, Inc. ..................................... United States 89 6,905
a
Laureate Education, Inc. .............................. United States 903 32,797
Perdoceo Education Corp. ............................ United States 168 5,376
76,341
Diversified REITs 0.0%
†
American Assets Trust, Inc. ............................ United States 278 6,864

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Diversified REITs (continued)
b
Broadstone Net Lease, Inc. ............................ United States 278 $ 5,746
Global Net Lease, Inc. ................................ United States 2,296 20,526
33,136
Diversified Telecommunication Services 0.7%
AT&T, Inc. ......................................... United States 24,426 505,618
a
Bandwidth, Inc., A ................................... United States 413 26,143
Comcast Corp., A ................................... United States 2,243 55,066
Deutsche Telekom AG ................................ Germany 3,608 98,370
IDT Corp., B ....................................... United States 195 11,341
Iridium Communications, Inc. .......................... United States 580 31,813
a
Lumen Technologies, Inc. ............................. United States 719 5,522
Telstra Group Ltd. ................................... Australia 11,791 41,350
Verizon Communications, Inc. .......................... United States 1,149 48,649
823,872
Electric Utilities 1.3%
American Electric Power Co., Inc. ....................... United States 430 58,828
Constellation Energy Corp. ............................ United States 193 47,935
Duke Energy Corp. .................................. United States 450 56,961
Edison International ................................. United States 944 70,281
Enel SpA ......................................... Italy 886 10,163
Eversource Energy .................................. United States 808 58,394
Exelon Corp. ....................................... United States 1,223 57,016
a
Hawaiian Electric Industries, Inc. ........................ United States 205 2,774
Kansai Electric Power Co., Inc. (The) .................... Japan 2,800 39,569
NextEra Energy, Inc. ................................. United States 639 56,085
NRG Energy, Inc. ................................... United States 308 44,986
a
Oklo, Inc., A ....................................... United States 78 4,082
PG&E Corp. ....................................... United States 26,391 443,897
Portland General Electric Co. .......................... United States 231 11,973
Southern Co. (The) .................................. United States 575 55,033
TXNM Energy, Inc. .................................. United States 93 5,281
Xcel Energy, Inc. .................................... United States 697 55,969
1,079,227
Electrical Equipment 1.9%
ABB Ltd. .......................................... Switzerland 1,300 141,413
Allient, Inc. ........................................ United States 213 21,924
AMETEK, Inc. ...................................... United States 252 60,969
a
Bloom Energy Corp., A ............................... United States 460 139,242
Contemporary Amperex Technology Co. Ltd., A ............. China 600 34,878
Eaton Corp. plc ..................................... United States 145 61,787
EnerSys .......................................... United States 183 42,789
GE Vernova, Inc. .................................... United States 556 653,222
c
Harbin Electric Co. Ltd., H ............................. China 10,000 19,713
Hyosung Heavy Industries Corp. ........................ South Korea 9 20,453
Mitsubishi Electric Corp. .............................. Japan 2,300 84,351
a
Nextpower, Inc., A ................................... United States 364 43,367
a
Nidec Corp. ....................................... Japan 900 14,793
a
Power Solutions International, Inc. ....................... United States 66 2,567
Rockwell Automation, Inc. ............................. United States 130 64,360
Siemens Energy AG ................................. Germany 442 84,263
Vertiv Holdings Co., A ................................ United States 1,262 422,543
a
Vicor Corp. ........................................ United States 127 48,232
1,960,866

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components 0.7%
Advanced Energy Industries, Inc. ....................... United States 129 $ 48,100
a
Aeva Technologies, Inc. .............................. United States 626 17,979
a
Arlo Technologies, Inc. ............................... United States 872 11,755
Chroma ATE, Inc. ................................... Taiwan 1,000 69,493
Corning, Inc. ....................................... United States 990 252,876
a
Daktronics, Inc. ..................................... United States 138 2,699
a
Fabrinet .......................................... Thailand 19 10,680
Hon Hai Precision Industry Co. Ltd. ...................... Taiwan 3,000 23,939
a
Insight Enterprises, Inc. ............................... United States 71 8,648
a
Itron, Inc. ......................................... United States 305 26,392
a
Keysight Technologies, Inc. ............................ United States 159 55,661
a
nLight, Inc. ........................................ United States 428 29,797
a
Ouster, Inc. ........................................ United States 748 46,765
Samsung Electro-Mechanics Co. Ltd. .................... South Korea 40 57,930
a
Sanmina Corp. ..................................... United States 54 13,666
a
TTM Technologies, Inc. ............................... United States 314 58,724
735,104
Energy Equipment & Services 0.4%
Baker Hughes Co., A ................................. United States 857 47,563
Flowco Holdings, Inc., A .............................. United States 221 4,716
a
Forum Energy Technologies, Inc. ........................ United States 376 18,886
Halliburton Co. ..................................... United States 1,503 51,027
Kodiak Gas Services, Inc. ............................. United States 136 10,218
Liberty Energy, Inc., A ................................ United States 306 8,014
a
National Energy Services Reunited Corp. ................. United States 621 18,587
a
Oceaneering International, Inc. ......................... United States 826 33,470
a
Oil States International, Inc. ........................... United States 1,891 15,147
Patterson-UTI Energy, Inc. ............................ United States 811 7,445
a
ProPetro Holding Corp. ............................... United States 394 5,650
SLB Ltd. .......................................... United States 1,006 46,769
TechnipFMC plc .................................... United Kingdom 5,972 395,944
a
Transocean Ltd. .................................... United States 5,396 26,386
Weatherford International plc ........................... United States 505 41,157
730,979
Entertainment 0.8%
Cinemark Holdings, Inc. .............................. United States 203 6,441
a
Netflix, Inc. ........................................ United States 8,054 575,056
Nexon Co. Ltd. ..................................... Japan 600 7,974
a
ROBLOX Corp., A ................................... United States 1,174 63,842
a
Spotify Technology SA ................................ United States 266 122,129
775,442
Financial Services 1.7%
a
Berkshire Hathaway, Inc., B ............................ United States 220 110,086
Bladex, Inc., E ..................................... Panama 189 11,618
Corebridge Financial, Inc. ............................. United States 2,016 57,718
Equitable Holdings, Inc. ............................... United States 1,328 58,273
Essent Group Ltd. ................................... United States 95 6,107
Fidelity National Information Services, Inc. ................. United States 1,298 50,466
FirstRand Ltd. ...................................... South Africa 7,973 47,391
a
Fiserv, Inc. ........................................ United States 495 24,280
Investor AB, B ...................................... Sweden 2,540 105,540
Jackson Financial, Inc., A ............................. United States 350 35,836
Mastercard, Inc., A .................................. United States 1,948 1,000,493
MGIC Investment Corp. ............................... United States 2,174 61,307
a
NCR Atleos Corp. ................................... United States 518 22,486

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services (continued)
a
NMI Holdings, Inc., A ................................. United States 261 $ 10,724
Pagseguro Digital Ltd., A .............................. Brazil 3,213 29,078
a
Payoneer Global, Inc. ................................ United States 1,031 7,341
PayPal Holdings, Inc. ................................ United States 1,278 55,184
PennyMac Financial Services, Inc. ...................... United States 112 9,755
StoneCo Ltd., A ..................................... Brazil 1,813 19,653
1,723,336
Food Products 0.5%
Ajinomoto Co., Inc. .................................. Japan 1,200 43,751
Archer-Daniels-Midland Co. ........................... United States 761 58,140
Associated British Foods plc ........................... United Kingdom 1,553 40,826
Cal-Maine Foods, Inc. ................................ United States 293 23,604
a
Darling Ingredients, Inc. .............................. United States 965 52,708
Dole plc .......................................... United States 1,011 13,871
Mondelez International, Inc., A .......................... United States 879 50,841
Nestle SA ......................................... Switzerland 227 23,282
a
Seneca Foods Corp., A ............................... United States 110 19,133
a
Simply Good Foods Co. (The) .......................... United States 235 3,121
Smithfield Foods, Inc. ................................ United States 1,815 44,032
Tyson Foods, Inc., A ................................. United States 418 23,930
d
WH Group Ltd., 144A, Reg S .......................... Hong Kong 67,500 71,571
Wilmar International Ltd. .............................. China 10,000 27,909
496,719
Gas Utilities 0.1%
National Fuel Gas Co. ................................ United States 699 53,970
New Jersey Resources Corp. .......................... United States 523 29,309
Northwest Natural Holding Co. ......................... United States 112 5,495
Spire, Inc. ......................................... United States 63 4,920
Tokyo Gas Co. Ltd. .................................. Japan 600 22,719
116,413
Ground Transportation 0.5%
CSX Corp. ........................................ United States 1,281 60,886
a
Fedex Freight Holding Co., Inc. ......................... United States 100 15,100
JB Hunt Transport Services, Inc. ........................ United States 231 66,858
Norfolk Southern Corp. ............................... United States 173 54,424
a
Uber Technologies, Inc. ............................... United States 787 56,790
Union Pacific Corp. .................................. United States 205 55,760
309,818
Health Care Equipment & Supplies 0.7%
Abbott Laboratories .................................. United States 647 58,709
Alcon AG ......................................... United States 140 9,440
a
AtriCure, Inc. ....................................... United States 197 5,512
a
Avanos Medical, Inc. ................................. United States 404 10,052
a
Axogen, Inc. ....................................... United States 518 23,926
BioMerieux ........................................ France 81 6,359
a
Boston Scientific Corp. ............................... United States 979 41,784
a
Cerus Corp. ....................................... United States 1,901 5,551
a
Dexcom, Inc. ....................................... United States 785 52,870
a
Edwards Lifesciences Corp. ........................... United States 668 60,427
a
Glaukos Corp. ...................................... United States 163 22,781
a
Haemonetics Corp. .................................. United States 84 6,300
Hoya Corp. ........................................ Japan 600 96,781
a
IDEXX Laboratories, Inc. .............................. United States 102 53,697
a
Insulet Corp. ....................................... United States 184 28,014

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
a
Lantheus Holdings, Inc. ............................... United States 63 $ 6,989
a
LivaNova plc ....................................... United States 311 25,574
Medtronic plc ...................................... United States 719 56,247
a
Novocure Ltd. ...................................... United States 1,771 26,831
Olympus Corp. ..................................... Japan 900 9,424
Straumann Holding AG ............................... Switzerland 50 6,572
Stryker Corp. ...................................... United States 179 56,356
a
Varex Imaging Corp. ................................. United States 527 5,497
675,693
Health Care Providers & Services 0.7%
a
AMN Healthcare Services, Inc. ......................... United States 972 31,464
Cardinal Health, Inc. ................................. United States 281 66,754
a
Castle Biosciences, Inc. .............................. United States 652 15,550
Cencora, Inc. ...................................... United States 162 45,843
Cigna Group (The) .................................. United States 189 52,104
a
Cross Country Healthcare, Inc. ......................... United States 244 3,223
CVS Health Corp. ................................... United States 657 67,967
Fresenius SE & Co. KGaA ............................. Germany 116 5,300
a
GeneDx Holdings Corp., A ............................. United States 77 5,286
a
Guardant Health, Inc. ................................ United States 409 61,362
HCA Healthcare, Inc. ................................. United States 107 41,718
a
HealthEquity, Inc. ................................... United States 61 5,510
McKesson Corp. .................................... United States 74 55,914
a
Omada Health, Inc. .................................. United States 414 9,087
Select Medical Holdings Corp. .......................... United States 325 5,366
a
Tenet Healthcare Corp. ............................... United States 326 60,988
UnitedHealth Group, Inc. .............................. United States 180 74,813
608,249
Health Care REITs 0.0%
†
American Healthcare REIT, Inc. ......................... United States 109 5,684
CareTrust REIT, Inc. ................................. United States 925 37,324
LTC Properties, Inc. ................................. United States 146 5,614
National Health Investors, Inc. .......................... United States 73 5,567
Omega Healthcare Investors, Inc. ....................... United States 1,074 51,208
105,397
Health Care Technology 0.4%
a
Doximity, Inc., A .................................... United States 2,835 58,798
HealthStream, Inc. .................................. United States 248 6,758
a
HeartFlow, Inc. ..................................... United States 174 5,105
a
Phreesia, Inc. ...................................... United States 1,435 14,766
a
Teladoc Health, Inc. ................................. United States 3,993 33,861
a
Veeva Systems, Inc., A ............................... United States 1,413 250,765
370,053
Hotel & Resort REITs 0.1%
Apple Hospitality REIT, Inc. ............................ United States 400 6,724
DiamondRock Hospitality Co. .......................... United States 557 6,784
Host Hotels & Resorts, Inc. ............................ United States 2,573 61,006
Ryman Hospitality Properties, Inc. ....................... United States 234 30,081
Xenia Hotels & Resorts, Inc. ........................... United States 355 7,228
111,823
Hotels, Restaurants & Leisure 1.6%
a
Airbnb, Inc., A ...................................... United States 5,126 733,531

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure (continued)
Aristocrat Leisure Ltd. ................................ Australia 1,610 $ 68,228
Bloomin' Brands, Inc. ................................ United States 667 6,096
Booking Holdings, Inc. ............................... United States 352 62,740
Brightstar Lottery plc ................................. United States 1,397 14,976
a
Brinker International, Inc. ............................. United States 230 38,640
a
Chipotle Mexican Grill, Inc., A .......................... United States 1,719 58,446
Compass Group plc ................................. United Kingdom 2,082 67,268
a
DoorDash, Inc., A ................................... United States 353 65,139
Galaxy Entertainment Group Ltd. ....................... Macau 1,000 3,765
InterContinental Hotels Group plc ....................... United States 331 56,893
Las Vegas Sands Corp. ............................... United States 1,145 52,888
a
Life Time Group Holdings, Inc. ......................... United States 105 4,288
Monarch Casino & Resort, Inc. ......................... United States 59 7,765
Red Rock Resorts, Inc., A ............................. United States 91 5,920
a
Viking Holdings Ltd. ................................. United States 668 69,920
1,316,503
Household Durables 0.2%
Garmin Ltd. ........................................ United States 235 55,822
a
Hovnanian Enterprises, Inc., A .......................... United States 48 6,836
KB Home ......................................... United States 112 7,010
a
M/I Homes, Inc. ..................................... United States 166 26,691
a
Sonos, Inc. ........................................ United States 1,862 25,193
Sony Group Corp. ................................... Japan 900 18,112
a
Taylor Morrison Home Corp., A ......................... United States 463 33,216
Toll Brothers, Inc. ................................... United States 421 69,360
242,240
Household Products 0.3%
Colgate-Palmolive Co. ............................... United States 1,186 108,732
Procter & Gamble Co. (The) ........................... United States 392 57,483
Reckitt Benckiser Group plc ........................... United Kingdom 892 58,099
224,314
Independent Power and Renewable Electricity Producers 0.2%
AES Corp. (The) .................................... United States 3,692 54,125
RWE AG .......................................... Germany 223 14,421
Vistra Corp. ........................................ United States 362 57,424
125,970
Industrial Conglomerates 0.2%
3M Co. ........................................... United States 371 60,069
CK Hutchison Holdings Ltd. ............................ United Kingdom 2,000 16,951
Honeywell International, Inc. ........................... United States 130 29,107
Sekisui Chemical Co. Ltd. ............................. Japan 1,100 17,639
Siemens AG ....................................... Germany 20 6,430
SK Square Co. Ltd. .................................. South Korea 36 40,711
Smiths Group plc ................................... United Kingdom 657 22,318
193,225
Industrial REITs 0.1%
LXP Industrial Trust .................................. United States 101 5,442
Prologis, Inc. ....................................... United States 382 51,750
57,192
Insurance 2.2%
Aflac, Inc. ......................................... United States 468 54,873

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
Allianz SE ......................................... Germany 238 $ 112,657
Allstate Corp. (The) .................................. United States 262 62,340
American International Group, Inc. ...................... United States 704 52,469
AXA SA ........................................... France 177 8,869
Axis Capital Holdings Ltd. ............................. United States 1,347 144,722
a
Brighthouse Financial, Inc. ............................ United States 462 29,245
China Pacific Insurance Group Co. Ltd., H ................. China 13,400 46,084
Chubb Ltd. ........................................ United States 168 57,244
CNO Financial Group, Inc. ............................ United States 616 31,404
Daiichi Life Group, Inc. ............................... Japan 900 9,827
Everest Group Ltd. .................................. United States 158 56,442
a
Genworth Financial, Inc., A ............................ United States 3,292 31,175
Globe Life, Inc. ..................................... United States 815 145,624
Hamilton Insurance Group Ltd., B ....................... United States 884 30,003
Hanover Insurance Group, Inc. (The) ..................... United States 291 62,309
a
Heritage Insurance Holdings, Inc. ....................... United States 611 15,935
Horace Mann Educators Corp. ......................... United States 113 5,836
Marsh & McLennan Cos., Inc. .......................... United States 172 28,667
MetLife, Inc. ....................................... United States 1,883 159,321
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 87 48,586
NN Group NV ...................................... Netherlands 961 84,250
Pelagos Insurance Capital Ltd. ......................... United Kingdom 305 7,427
Powszechny Zaklad Ubezpieczen SA .................... Poland 1,948 34,040
Primerica, Inc. ...................................... United States 100 28,420
Progressive Corp. (The) .............................. United States 283 61,821
Prudential Financial, Inc. .............................. United States 528 56,987
QBE Insurance Group Ltd. ............................ Australia 3,552 61,788
a
Rasan Information Technology Co. ...................... Saudi Arabia 864 35,552
Reinsurance Group of America, Inc. ..................... United States 260 55,289
RenaissanceRe Holdings Ltd. .......................... United States 192 60,845
a
SiriusPoint Ltd. ..................................... United States 607 14,568
Talanx AG ......................................... Germany 381 48,191
Travelers Cos., Inc. (The) ............................. United States 192 63,383
Unipol Assicurazioni SpA .............................. Italy 662 18,503
Universal Insurance Holdings, Inc. ....................... United States 267 11,043
Unum Group ....................................... United States 690 61,686
1,897,425
Interactive Media & Services 4.7%
Alphabet, Inc., A .................................... United States 7,882 2,816,790
a
Cargurus, Inc., A .................................... United States 669 22,806
a
EverQuote, Inc., A ................................... United States 760 18,080
a,b
fuboTV, Inc., A ...................................... United States 532 4,894
LY Corp. .......................................... Japan 12,400 33,003
a
MediaAlpha, Inc., A .................................. United States 624 7,844
Meta Platforms, Inc., A ............................... United States 2,623 1,477,510
a
Nextdoor Holdings, Inc. ............................... United States 3,419 7,761
a
Pinterest, Inc., A .................................... United States 2,895 60,882
Tencent Holdings Ltd. ................................ China 2,900 160,029
4,609,599
IT Services 0.4%
a
Fastly, Inc., A ...................................... United States 1,147 21,059
Fujitsu Ltd. ........................................ Japan 3,600 71,532
a
GoDaddy, Inc., A .................................... United States 637 54,069
a
MongoDB, Inc., A ................................... United States 209 70,203
NEC Corp. ........................................ Japan 1,400 33,799
a
Snowflake, Inc., A ................................... United States 389 99,000

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services (continued)
VeriSign, Inc. ...................................... United States 195 $ 49,054
398,716
Leisure Products 0.2%
Bandai Namco Holdings, Inc. .......................... Japan 2,500 57,953
Hasbro, Inc. ....................................... United States 654 54,014
Polaris, Inc. ........................................ United States 484 33,125
145,092
Life Sciences Tools & Services 0.2%
a
10X Genomics, Inc., A ................................ United States 1,171 44,896
a
CryoPort, Inc. ...................................... United States 364 5,715
a
Medpace Holdings, Inc. ............................... United States 131 69,376
Mesa Laboratories, Inc. ............................... United States 190 18,914
d
WuXi AppTec Co. Ltd., H, 144A, Reg S ................... China 2,400 47,245
186,146
Machinery 2.0%
Alamo Group, Inc. ................................... United States 36 5,922
Albany International Corp., A ........................... United States 103 7,673
Allison Transmission Holdings, Inc. ...................... United States 515 58,061
Atmus Filtration Technologies, Inc. ...................... United States 543 27,688
a
Blue Bird Corp. ..................................... United States 451 35,611
Caterpillar, Inc. ..................................... United States 1,036 1,103,236
a
Chart Industries, Inc. ................................. United States 69 14,417
Cummins, Inc. ...................................... United States 125 89,151
Deere & Co. ....................................... United States 108 68,508
Douglas Dynamics, Inc. ............................... United States 124 6,690
ESCO Technologies, Inc. .............................. United States 32 11,201
FANUC Corp. ...................................... Japan 100 4,605
Federal Signal Corp. ................................. United States 48 6,168
Franklin Electric Co., Inc. ............................. United States 56 6,003
GEA Group AG ..................................... Germany 596 40,925
Helios Technologies, Inc. .............................. United States 66 5,890
Hyster-Yale, Inc. .................................... United States 77 2,700
Illinois Tool Works, Inc. ............................... United States 112 30,293
Kennametal, Inc. .................................... United States 177 6,204
Komatsu Ltd. ...................................... Japan 600 23,429
Lincoln Electric Holdings, Inc. .......................... United States 224 59,474
Makita Corp. ....................................... Japan 200 7,192
a
Microvast Holdings, Inc. .............................. United States 3,470 4,060
Mueller Water Products, Inc., A ......................... United States 223 5,760
PACCAR, Inc. ...................................... United States 517 62,102
Parker-Hannifin Corp. ................................ United States 66 64,556
a
Proto Labs, Inc. ..................................... United States 150 12,226
Schindler Holding AG ................................ Switzerland 133 44,089
a
SPX Technologies, Inc. ............................... United States 25 6,129
Terex Corp. ........................................ United States 91 6,587
d
VAT Group AG, 144A, Reg S ........................... Switzerland 11 9,646
Watts Water Technologies, Inc., A ....................... United States 122 47,757
Weichai Power Co. Ltd., A ............................. China 6,100 24,734
Worthington Enterprises, Inc. .......................... United States 97 5,215
Yangzijiang Shipbuilding Holdings Ltd. .................... China 24,500 64,994
1,978,896
Marine Transportation 0.0%
†
Matson, Inc. ....................................... United States 194 37,293

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Marine Transportation (continued)
SITC International Holdings Co. Ltd. ..................... China 7,000 $ 28,081
65,374
Media 0.1%
a
Ibotta, Inc., A ....................................... United States 160 5,466
Informa plc ........................................ United Kingdom 1,229 14,745
a
Magnite, Inc. ....................................... United States 371 7,042
New York Times Co. (The), A ........................... United States 755 52,835
Publicis Groupe SA .................................. France 354 34,983
a
PubMatic, Inc., A .................................... United States 906 11,887
126,958
Metals & Mining 0.6%
Anglogold Ashanti plc, (USD Traded) ..................... Australia 624 50,475
Anglogold Ashanti plc, (ZAR Traded) ..................... Australia 581 46,833
ArcelorMittal SA .................................... Luxembourg 376 22,670
BHP Group Ltd., (AUD Traded) ......................... Australia 3,204 133,520
BHP Group Ltd., (GBP Traded) ......................... Australia 214 8,815
Boliden AB ........................................ Sweden 317 17,912
a
Century Aluminum Co. ............................... United States 245 11,272
China Hongqiao Group Ltd. ............................ China 4,000 10,315
Coeur Mining, Inc. ................................... United States 1,011 16,500
Commercial Metals Co. ............................... United States 79 4,957
a
Constellium SE, A ................................... United States 1,085 34,579
Fortescue Ltd. ...................................... Australia 5,245 69,812
Freeport-McMoRan, Inc. .............................. United States 1,193 75,028
Glencore plc ....................................... Australia 5,948 40,556
Hecla Mining Co. ................................... United States 2,364 36,477
Norsk Hydro ASA ................................... Norway 1,649 14,922
Rio Tinto plc ....................................... Australia 784 74,170
a
SSR Mining, Inc. .................................... Canada 184 5,204
SunCoke Energy, Inc. ................................ United States 601 4,838
Zijin Mining Group Co. Ltd., H .......................... China 10,000 35,360
714,215
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
Chimera Investment Corp. ............................. United States 392 5,229
Ladder Capital Corp., A ............................... United States 523 5,204
MFA Financial, Inc. .................................. United States 566 5,485
15,918
Multi-Utilities 0.7%
Ameren Corp. ...................................... United States 508 57,424
Avista Corp. ....................................... United States 515 21,069
Black Hills Corp. .................................... United States 365 27,156
CMS Energy Corp. .................................. United States 760 58,140
Consolidated Edison, Inc. ............................. United States 521 57,638
DTE Energy Co. .................................... United States 389 59,272
Engie SA ......................................... France 1,977 62,225
Northwestern Energy Group, Inc. ....................... United States 78 5,586
Public Service Enterprise Group, Inc. .................... United States 712 57,786
Sempra, Inc. ....................................... United States 609 56,460
462,756
Office REITs 0.0%
†
COPT Defense Properties ............................. United States 163 5,932

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Office REITs (continued)
Empire State Realty Trust, Inc., A ....................... United States 969 $ 5,242
11,174
Oil, Gas & Consumable Fuels 1.8%
Antero Midstream Corp. .............................. United States 2,412 54,873
California Resources Corp. ............................ United States 109 5,763
Cheniere Energy, Inc. ................................ United States 2,149 513,632
Chevron Corp. ..................................... United States 330 54,701
ConocoPhillips ..................................... United States 470 48,861
Delek US Holdings, Inc. .............................. United States 118 5,996
Devon Energy Corp. ................................. United States 2,303 95,160
DHT Holdings, Inc. .................................. United States 387 6,397
Dorian LPG Ltd. .................................... United States 195 6,782
ENEOS Holdings, Inc. ................................ Japan 6,200 45,895
Eni SpA .......................................... Italy 718 16,845
Equinor ASA ....................................... Norway 2,110 66,535
Exxon Mobil Corp. ................................... United States 393 53,731
a
Gulfport Energy Corp. ................................ United States 32 5,430
HF Sinclair Corp. ................................... United States 893 62,197
Idemitsu Kosan Co. Ltd. .............................. Japan 800 5,910
Inpex Corp. ........................................ Japan 600 12,107
Kinder Morgan, Inc. .................................. United States 1,675 53,550
Marathon Petroleum Corp. ............................ United States 279 71,332
Murphy Oil Corp. .................................... United States 443 14,424
Occidental Petroleum Corp. ........................... United States 962 46,724
a
Par Pacific Holdings, Inc. ............................. United States 100 5,608
Peabody Energy Corp. ............................... United States 191 4,416
PetroChina Co. Ltd., H ............................... China 36,000 38,853
Phillips 66 ......................................... United States 328 55,448
Repsol SA ......................................... Spain 902 22,536
Scorpio Tankers, Inc. ................................. Monaco 390 27,011
Shell plc .......................................... United States 295 11,462
Teekay Corp. Ltd. ................................... United States 1,445 14,450
Teekay Tankers Ltd., A ............................... Canada 372 24,132
TotalEnergies SE ................................... France 1,533 118,540
Valero Energy Corp. ................................. United States 322 83,862
Williams Cos., Inc. (The) .............................. United States 731 54,343
World Kinect Corp. .................................. United States 225 7,411
1,714,917
Paper & Forest Products 0.0%
†
Sylvamo Corp. ..................................... United States 140 5,292
Passenger Airlines 0.3%
a
Allegiant Travel Co. .................................. United States 80 9,408
International Consolidated Airlines Group SA ............... United Kingdom 10,598 67,278
a
Joby Aviation, Inc. ................................... United States 1,706 15,218
Qantas Airways Ltd. ................................. Australia 8,678 63,760
Ryanair Holdings plc ................................. Italy 1,197 37,417
a
SkyWest, Inc. ...................................... United States 324 32,183
a
United Airlines Holdings, Inc. ........................... United States 565 76,834
302,098
Personal Care Products 0.1%
APR Corp. ........................................ South Korea 113 28,352
Kenvue, Inc. ....................................... United States 3,225 61,630

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Personal Care Products (continued)
L'Oreal SA ........................................ France 17 $ 7,452
97,434
Pharmaceuticals 3.5%
a
Alumis, Inc. ........................................ United States 259 7,288
a
Arvinas, Inc. ....................................... United States 1,846 15,340
AstraZeneca plc .................................... United Kingdom 172 32,113
a
Axsome Therapeutics, Inc. ............................ United States 23 5,630
Bristol-Myers Squibb Co. .............................. United States 4,659 268,452
Chugai Pharmaceutical Co. Ltd. ........................ Japan 700 32,335
a
Corcept Therapeutics, Inc. ............................ United States 471 40,953
Daiichi Sankyo Co. Ltd. ............................... Japan 2,900 46,633
Eli Lilly & Co. ...................................... United States 931 1,116,669
Galderma Group AG ................................. Switzerland 249 56,635
GSK plc .......................................... United Kingdom 3,055 80,203
Ipsen SA .......................................... France 306 58,972
Johnson & Johnson ................................. United States 242 61,461
a
Maze Therapeutics, Inc. .............................. United States 500 14,920
Merck & Co., Inc. ................................... United States 7,282 935,737
Novartis AG ....................................... United States 1,106 172,859
Novo Nordisk A/S, B ................................. Denmark 757 36,356
Otsuka Holdings Co. Ltd. ............................. Japan 600 39,936
Pfizer, Inc. ......................................... United States 2,183 52,567
Roche Holding AG .................................. United States 94 38,642
Sanofi SA ......................................... United States 604 51,644
a
Supernus Pharmaceuticals, Inc. ........................ United States 484 22,511
3,187,856
Professional Services 0.4%
Automatic Data Processing, Inc. ........................ United States 253 56,659
Broadridge Financial Solutions, Inc. ...................... United States 376 51,493
Computershare Ltd. ................................. Australia 267 7,071
a
IBEX Holdings Ltd. .................................. United States 198 6,013
a
Innodata, Inc. ...................................... United States 55 4,157
Korn Ferry ........................................ United States 207 13,782
a
Legalzoom.com, Inc. ................................. United States 2,217 13,590
Leidos Holdings, Inc. ................................. United States 225 23,168
Maximus, Inc. ...................................... United States 88 4,731
a
Paylocity Holding Corp. ............................... United States 252 26,342
Recruit Holdings Co. Ltd. ............................. Japan 800 55,663
a
Upwork, Inc. ....................................... United States 3,425 28,633
Verisk Analytics, Inc., A ............................... United States 331 59,424
350,726
Real Estate Management & Development 0.2%
a
CBRE Group, Inc., A ................................. United States 432 58,186
a
Cushman & Wakefield Ltd. ............................ United States 2,198 29,431
a
Jones Lang LaSalle, Inc. .............................. United States 195 60,440
148,057
Residential REITs 0.3%
Invitation Homes, Inc. ................................ United States 2,010 60,722
Mid-America Apartment Communities, Inc. ................ United States 415 57,660
Sun Communities, Inc. ............................... United States 442 53,000
171,382

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Retail REITs 0.3%
Alexander's, Inc. .................................... United States 21 $ 5,787
Brixmor Property Group, Inc. ........................... United States 1,833 57,794
CBL & Associates Properties, Inc. ....................... United States 189 10,034
Kite Realty Group Trust ............................... United States 223 6,329
Realty Income Corp. ................................. United States 912 56,508
Simon Property Group, Inc. ............................ United States 470 105,115
SITE Centers Corp. .................................. United States 1,602 6,360
Tanger, Inc. ........................................ United States 147 5,802
Urban Edge Properties ............................... United States 259 5,926
259,655
Semiconductors & Semiconductor Equipment 13.4%
a
Advanced Micro Devices, Inc. .......................... United States 269 156,265
Advantest Corp. .................................... Japan 100 20,573
a
Aehr Test Systems .................................. United States 327 31,412
a
Ambarella, Inc. ..................................... United States 369 31,660
Amkor Technology, Inc. ............................... United States 4,126 355,785
Analog Devices, Inc. ................................. United States 214 84,994
Applied Materials, Inc. ................................ United States 1,413 1,021,599
ASE Technology Holding Co. Ltd. ....................... Taiwan 3,000 66,950
ASML Holding NV ................................... Netherlands 191 378,214
Broadcom, Inc. ..................................... United States 2,757 1,041,457
a
CEVA, Inc. ........................................ United States 132 6,225
a
Cirrus Logic, Inc. .................................... United States 327 48,569
a
Credo Technology Group Holding Ltd. .................... United States 400 108,780
a
FormFactor, Inc. .................................... United States 58 9,276
a
Kioxia Holdings Corp. ................................ Japan 200 116,246
KLA Corp. ......................................... United States 2,996 903,923
Kulicke & Soffa Industries, Inc. ......................... Singapore 73 9,764
Lam Research Corp. ................................. United States 1,778 770,461
a
Lattice Semiconductor Corp. ........................... United States 198 30,286
Marvell Technology, Inc. .............................. United States 288 85,792
a
MaxLinear, Inc., A ................................... United States 414 53,004
Microchip Technology, Inc. ............................ United States 605 55,176
Micron Technology, Inc. ............................... United States 949 1,095,421
MKS, Inc. ......................................... United States 177 78,730
Monolithic Power Systems, Inc. ......................... United States 36 49,765
a
Nanya Technology Corp. .............................. Taiwan 2,000 29,271
NAURA Technology Group Co. Ltd., A .................... China 400 52,460
a
Navitas Semiconductor Corp., A ........................ United States 993 17,795
NVIDIA Corp. ...................................... United States 21,287 4,259,316
a
ON Semiconductor Corp. ............................. United States 487 46,041
a
Onto Innovation, Inc. ................................. United States 216 81,745
Qnity Electronics, Inc. ................................ United States 180 29,396
QUALCOMM, Inc. ................................... United States 2,588 478,237
a
Rambus, Inc. ...................................... United States 364 48,317
SCREEN Holdings Co. Ltd. ............................ Japan 800 89,741
a
Semtech Corp. ..................................... United States 233 37,711
a
Silicon Laboratories, Inc. .............................. United States 25 5,464
SK Hynix, Inc. ...................................... South Korea 166 292,921
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 8,000 631,122
Teradyne, Inc. ...................................... United States 821 397,233
Texas Instruments, Inc. ............................... United States 183 54,547
13,161,644
Software 4.0%
a
ACI Worldwide, Inc. .................................. United States 229 11,516
a
Adobe, Inc. ........................................ United States 3,019 618,955

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Alarm.com Holdings, Inc. ............................. United States 125 $ 5,840
a
Appian Corp., A ..................................... United States 260 5,954
a
Arteris, Inc. ........................................ United States 873 42,419
a
Atlassian Corp., A ................................... United States 663 51,575
a
Autodesk, Inc. ...................................... United States 1,321 256,829
a
Blend Labs, Inc., A .................................. United States 3,653 6,247
a
Cadence Design Systems, Inc. ......................... United States 182 68,308
a
Cerence, Inc. ...................................... United States 1,403 15,882
a
Check Point Software Technologies Ltd. .................. Israel 300 39,429
Clear Secure, Inc., A ................................. United States 97 5,406
a
Commvault Systems, Inc. ............................. United States 179 25,370
a
Crowdstrike Holdings, Inc., A ........................... United States 131 99,971
a
Daily Journal Corp. .................................. United States 10 6,012
a
DocuSign, Inc., A ................................... United States 1,149 51,039
a
Fortinet, Inc. ....................................... United States 422 64,828
a
Hut 8 Corp. ........................................ United States 62 7,158
InterDigital, Inc. ..................................... United States 105 29,729
Intuit, Inc. ......................................... United States 177 46,197
a
LiveRamp Holdings, Inc. .............................. United States 680 25,595
a
Manhattan Associates, Inc. ............................ United States 415 57,789
Microsoft Corp. ..................................... United States 5,522 2,059,816
a
Nice Ltd. .......................................... Israel 429 38,852
OneSpan, Inc. ...................................... United States 444 6,371
Oracle Corp. Japan .................................. Japan 100 5,126
a
PagerDuty, Inc. ..................................... United States 3,343 32,260
Pegasystems, Inc. ................................... United States 824 24,695
a
Q2 Holdings, Inc. ................................... United States 122 5,868
a
Rapid7, Inc. ....................................... United States 2,238 18,128
RingCentral, Inc., A .................................. United States 1,300 50,674
a
Rubrik, Inc., A ...................................... United States 850 68,238
SAP SE .......................................... Germany 170 26,205
a
ServiceNow, Inc. .................................... United States 586 58,178
a
Teradata Corp. ..................................... United States 1,692 58,628
a
Weave Communications, Inc. .......................... United States 977 5,852
a
Workday, Inc., A .................................... United States 437 53,498
a
Workiva, Inc., A ..................................... United States 119 5,773
4,060,210
Specialized REITs 0.5%
American Tower Corp. ................................ United States 841 137,562
Digital Realty Trust, Inc. .............................. United States 294 52,797
EPR Properties ..................................... United States 922 53,485
Farmland Partners, Inc. ............................... United States 458 4,433
Outfront Media, Inc. ................................. United States 1,100 36,036
Public Storage ..................................... United States 177 56,341
VICI Properties, Inc., A ............................... United States 5,322 141,299
481,953
Specialty Retail 0.5%
a
Abercrombie & Fitch Co., A ............................ United States 344 30,963
American Eagle Outfitters, Inc. ......................... United States 436 7,499
a
AutoZone, Inc. ..................................... United States 17 54,331
Avolta AG ......................................... Switzerland 171 11,424
Buckle, Inc. (The) ................................... United States 109 4,600
a
Chewy, Inc., A ...................................... United States 1,365 26,822
Fast Retailing Co. Ltd. ................................ Japan 100 51,234
a
Five Below, Inc. ..................................... United States 119 21,395
Home Depot, Inc. (The) ............................... United States 181 63,835

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail (continued)
Industria de Diseno Textil SA ........................... Spain 381 $ 24,015
Ross Stores, Inc. ................................... United States 242 51,510
a
Sally Beauty Holdings, Inc. ............................ United States 480 6,787
TJX Cos., Inc. (The) ................................. United States 751 113,776
a
Ulta Beauty, Inc. .................................... United States 110 49,608
a
Urban Outfitters, Inc. ................................. United States 117 8,291
a
Victoria's Secret & Co. ............................... United States 525 43,827
569,917
Technology Hardware, Storage & Peripherals 5.2%
Apple, Inc. ........................................ United States 13,489 3,903,177
Asia Vital Components Co. Ltd. ......................... Taiwan 1,000 80,890
a
Everpure, Inc., A .................................... United States 840 66,184
a,b
IonQ, Inc. ......................................... United States 795 42,342
c
Lenovo Group Ltd. .................................. China 10,000 29,673
Samsung Electronics Co. Ltd. .......................... South Korea 1,760 390,539
a
Sandisk Corp. ...................................... United States 116 263,753
Western Digital Corp. ................................ United States 491 313,612
5,090,170
Textiles, Apparel & Luxury Goods 0.2%
Asics Corp. ........................................ Japan 2,500 67,997
Carter's, Inc. ....................................... United States 581 23,914
G-III Apparel Group Ltd. .............................. United States 227 7,652
Hermes International SCA ............................. France 20 36,574
LVMH Moet Hennessy Louis Vuitton SE .................. France 10 5,531
Pandora A/S ....................................... Denmark 298 34,236
Tapestry, Inc. ...................................... United States 409 59,869
235,773
Tobacco 0.7%
Imperial Brands plc .................................. United Kingdom 1,875 69,298
Philip Morris International, Inc. ......................... United States 2,990 540,921
610,219
Trading Companies & Distributors 0.2%
AerCap Holdings NV ................................. Ireland 500 72,890
Bunzl plc .......................................... United Kingdom 232 8,097
McGrath RentCorp .................................. United States 55 6,657
Mitsubishi Corp. .................................... Japan 700 18,727
Mitsui & Co. Ltd. .................................... Japan 3,000 83,769
a
NPK International, Inc. ............................... United States 380 6,046
196,186
Transportation Infrastructure 0.1%
d
Aena SME SA, 144A, Reg S ........................... Spain 488 14,871
International Container Terminal Services, Inc. .............. Philippines 4,070 59,223
74,094
Water Utilities 0.1%
American States Water Co. ............................ United States 72 5,949
California Water Service Group ......................... United States 120 5,838
Cia de Saneamento Basico do Estado de Sao Paulo SABESP .. Brazil 9,200 52,823
64,610
Wireless Telecommunication Services 0.2%
Etihad Etisalat Co. .................................. Saudi Arabia 1,986 31,953

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Wireless Telecommunication Services (continued)
Far EasTone Telecommunications Co. Ltd. ................ Taiwan 9,000 $ 29,682
KDDI Corp. ........................................ Japan 4,200 70,550
MTN Group Ltd. .................................... South Africa 2,081 28,982
TIM SA ........................................... Brazil 5,500 23,301
Vodafone Group plc ................................. United Kingdom 43,382 57,419
241,887
Total Common Stocks (Cost $43,255,565) ....................................
74,114,845
Management Investment Companies 0.3%
Capital Markets 0.3%
a
iShares MSCI India ETF .............................. United States 3,700 182,743
a,b
iShares MSCI India Small-Cap ETF ...................... United States 1,600 113,168
295,911
Total Management Investment Companies (Cost $291,735) .....................
295,911
Convertible Preferred Stocks 0.0%
†
Aerospace & Defense 0.0%
†
Boeing Co. (The), 6% ................................ United States 131 8,816
Financial Services 0.0%
†
Apollo Global Management, Inc., 6.75% .................. United States 113 6,884
Interactive Media & Services 0.0%
†
Alphabet, Inc., A, 6.25% .............................. United States 136 6,921
Alphabet, Inc., B, 6.25% .............................. United States 136 6,841
13,762
Software 0.0%
†
Oracle Corp., D, 6.5% ................................ United States 197 8,855
Total Convertible Preferred Stocks (Cost $35,501) .............................
38,317
Preferred Stocks 0.1%
Banks 0.1%
e
Itau Unibanco Holding SA, 4.3% ........................ Brazil 8,000 65,366
Total Preferred Stocks (Cost $64,020) ........................................
65,366
Rights
Rights 0.0%
†
Construction & Engineering 0.0%
†
a
ACS Actividades de Construccion y Servicios SA, 7/13/26 ..... Spain 440 923
Health Care Equipment & Supplies 0.0%
†
a,f,g
Hologic, Inc., CVR, 12/31/27 ........................... United States 783 8
Total Rights (Cost $948) ....................................................
931
Principal
Amount
*
Convertible Bonds 0.0%
†
Consumer Staples Distribution & Retail 0.0%
†
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 5,000 11,190

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Energy Equipment & Services 0.0%
†
Nabors Industries, Inc. , Senior Note , 1.75% , 6/15/29 .........
United States 5,000 $ 4,753
Hotels, Restaurants & Leisure 0.0%
†
h
DoorDash, Inc. , Senior Note , 0.36% , 5/15/30 ............... United States 5,000 4,931
Oil, Gas & Consumable Fuels 0.0%
†
d
Crescent Energy Co. , Senior Note , 144A, 2.75% , 3/15/31 ..... United States 5,000 4,930
Semiconductors & Semiconductor Equipment 0.0%
†
d
Onto Innovation, Inc. , Senior Note , 144A, Zero Cpn., 6/01/31 ... United States 5,000 6,605
Software 0.0%
†
Guidewire Software, Inc. , Senior Note , 1.25% , 11/01/29 .......
United States 12,000 11,550
Total Convertible Bonds (Cost $38,261) ......................................
43,959
Corporate Bonds 13.0%
Aerospace & Defense 0.4%
ATI, Inc. ,
Senior Note, 4.875%, 10/01/29 ....................... United States 5,000 4,948
Senior Note, 7.25%, 8/15/30 ......................... United States 5,000 5,195
d
Axon Enterprise, Inc. ,
Senior Note, 144A, 6.125%, 3/15/30 ................... United States 10,000 10,225
Senior Note, 144A, 6.25%, 3/15/33 .................... United States 5,000 5,128
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 3,000 2,823
Senior Bond, 6.125%, 2/15/33 ........................ United States 90,000 95,714
Senior Bond, 6.875%, 3/15/39 ........................ United States 10,000 11,197
Senior Note, 2.7%, 2/01/27 .......................... United States 13,000 12,860
Senior Note, 6.259%, 5/01/27 ........................ United States 7,000 7,094
Senior Note, 6.298%, 5/01/29 ........................ United States 70,000 72,886
Senior Note, 5.15%, 5/01/30 ......................... United States 20,000 20,248
d
Bombardier, Inc. ,
Senior Note, 144A, 8.75%, 11/15/30 ................... Canada 10,000 10,583
Senior Note, 144A, 6.75%, 6/15/33 .................... Canada 5,000 5,182
Senior Note, 144A, 5.875%, 1/15/35 ................... Canada 10,000 10,050
d
Honeywell Aerospace, Inc. , Senior Note , 144A, 4.3% , 3/16/31 .. United States 5,000 4,915
Howmet Aerospace, Inc. ,
Senior Bond, 6.75%, 1/15/28 ......................... United States 35,000 36,183
Senior Note, 3%, 1/15/29 ........................... United States 57,000 54,907
Senior Note, 4.85%, 10/15/31 ........................ United States 15,000 15,057
RTX Corp. ,
Senior Bond, 4.125%, 11/16/28 ....................... United States 5,000 4,962
Senior Bond, 5.15%, 2/27/33 ......................... United States 5,000 5,093
Senior Bond, 4.875%, 10/15/40 ....................... United States 20,000 19,073
Spirit AeroSystems, Inc. , Senior Bond , 4.6% , 6/15/28 ........
United States 20,000 19,947
d
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.875%, 12/15/30 ........... United States 15,000 15,426
Senior Secured Note, 144A, 6.625%, 3/01/32 ............ United States 5,000 5,134
Senior Secured Note, 144A, 6%, 1/15/33 ................ United States 15,000 15,157
Senior Secured Note, 144A, 6.25%, 1/31/34 ............. United States 5,000 5,106
Senior Sub. Note, 144A, 6.75%, 1/31/34 ................ United States 10,000 10,264
485,357
Automobile Components 0.0%
†
d
Adient Global Holdings Ltd. , Senior Note , 144A, 8.25% , 4/15/31 United States 20,000 20,920

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobile Components (continued)
d
Clarios Global LP / Clarios US Finance Co. , Senior Note , 144A,
6.75% , 9/15/32 ................................... United States 10,000 $ 10,219
d
Dexko Global, Inc. , Senior Note , 144A, 7.5% , 4/15/32 ........ United States 10,300 8,508
39,647
Automobiles 0.1%
d
Hyundai Capital America ,
Senior Bond, 144A, 6.375%, 4/08/30 ................... United States 2,000 2,090
Senior Note, 144A, 4.875%, 11/01/27 .................. United States 20,000 20,056
Senior Note, 144A, 6.5%, 1/16/29 ..................... United States 35,000 36,342
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 8,000 8,112
Senior Note, 144A, 4.55%, 9/26/29 .................... United States 5,000 4,963
Senior Note, 144A, 5.4%, 1/08/31 ..................... United States 4,000 4,067
75,630
Banks 1.9%
Banco Santander SA , Sub. Bond , 3.225% to 8/21/31, FRN
thereafter , 11/22/32 ................................ Spain 200,000 181,055
Bank of America Corp. ,
Senior Bond, 2.496% to 2/12/30, FRN thereafter, 2/13/31 ... United States 5,000 4,622
Senior Note, 4.695% to 4/22/31, FRN thereafter, 4/23/32 .... United States 5,000 4,959
Sub. Bond, 6.11%, 1/29/37 .......................... United States 195,000 205,349
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..... United States 120,000 111,550
Citigroup, Inc. ,
Senior Bond, 3.887% to 1/09/27, FRN thereafter, 1/10/28 ... United States 50,000 49,835
Senior Bond, 3.668% to 7/23/27, FRN thereafter, 7/24/28 ... United States 204,000 202,231
Sub. Bond, 4.45%, 9/29/27 .......................... United States 50,000 49,929
Sub. Bond, 4.75%, 5/18/46 .......................... United States 10,000 8,548
d
Commonwealth Bank of Australia , Senior Bond , 144A, 3.15% ,
9/19/27 ......................................... Australia 75,000 74,033
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 26,000 26,494
Huntington Bancshares, Inc. , Sub. Bond , 2.487% to 8/14/31, FRN
thereafter , 8/15/36 ................................. United States 41,000 35,386
JPMorgan Chase & Co. ,
i
W, Junior Sub. Bond, FRN, 4.913%, (3-month SOFR +
1.262%), 5/15/47 ................................. United States 13,000 11,820
Senior Note, 4.622% to 4/22/31, FRN thereafter, 4/23/32 .... United States 5,000 4,943
Sub. Bond, 2.956% to 5/12/30, FRN thereafter, 5/13/31 ..... United States 150,000 140,084
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..... United States 150,000 154,859
PNC Financial Services Group, Inc. (The) ,
Senior Bond, 5.373% to 7/20/35, FRN thereafter, 7/21/36 ... United States 5,000 5,048
Sub. Bond, 4.626% to 6/05/32, FRN thereafter, 6/06/33 ..... United States 70,000 68,142
Toronto-Dominion Bank (The) , Sub. Bond , 3.625% to 9/14/26,
FRN thereafter , 9/15/31 ............................. Canada 55,000 54,875
Truist Financial Corp. , Senior Note , 5.435% to 1/23/29, FRN
thereafter , 1/24/30 ................................. United States 15,000 15,252
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 60,000 52,244
Wells Fargo & Co. ,
Senior Bond, 3.35% to 3/01/32, FRN thereafter, 3/02/33 .... United States 185,000 170,103
Senior Note, 5.574% to 7/24/28, FRN thereafter, 7/25/29 .... United States 15,000 15,255
Westpac Banking Corp. , Sub. Bond , 2.963% , 11/16/40 .......
Australia 25,000 18,571
1,665,187

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Biotechnology 0.1%
AbbVie, Inc. ,
Senior Note, 4.8%, 3/15/29 .......................... United States 20,000 $ 20,159
Senior Note, 4.125%, 3/15/31 ........................ United States 5,000 4,895
Amgen, Inc. ,
Senior Bond, 5.65%, 3/02/53 ......................... United States 23,000 22,401
Senior Bond, 5.75%, 3/02/63 ......................... United States 10,000 9,704
Senior Note, 5.15%, 3/02/28 ......................... United States 30,000 30,292
Senior Note, 5.25%, 3/02/30 ......................... United States 57,000 58,088
Biogen, Inc. , Senior Bond , 2.25% , 5/01/30 .................
United States 10,000 9,131
Regeneron Pharmaceuticals, Inc. , Senior Bond , 1.75% , 9/15/30
United States 20,000 17,692
172,362
Broadline Retail 0.1%
Amazon.com, Inc. ,
Senior Note, 4.1%, 11/20/30 ......................... United States 5,000 4,915
Senior Note, 4.25%, 3/13/31 ......................... United States 5,000 4,925
d
Match Group Holdings II LLC , Senior Note , 144A, 4.625% ,
6/01/28 ......................................... United States 12,000 11,844
d
Wayfair LLC ,
Senior Secured Note, 144A, 7.25%, 10/31/29 ............ United States 15,000 15,491
Senior Secured Note, 144A, 6.75%, 11/15/32 ............ United States 25,000 25,693
62,868
Building Products 0.1%
d
JH North America Holdings, Inc. , Senior Secured Note , 144A,
6.125% , 7/31/32 ................................... United States 5,000 5,045
Johnson Controls International plc , Senior Bond , 4.95% , 7/02/64
United States 65,000 56,847
d
Quikrete Holdings, Inc. , Senior Secured Note , 144A, 6.375% ,
3/01/32 ......................................... United States 10,000 10,217
d
Standard Building Solutions, Inc. , Senior Note , 144A, 6.5% ,
8/15/32 ......................................... United States 15,000 15,100
d
Standard Industries, Inc. ,
Senior Bond, 144A, 4.375%, 7/15/30 ................... United States 15,000 14,257
Senior Bond, 144A, 3.375%, 1/15/31 ................... United States 5,000 4,504
105,970
Capital Markets 0.9%
Ares Capital Corp. ,
Senior Note, 2.15%, 7/15/26 ......................... United States 24,000 23,976
Senior Note, 7%, 1/15/27 ........................... United States 5,000 5,051
Senior Note, 2.875%, 6/15/27 ........................ United States 26,000 25,504
d
Aretec Group, Inc. , Senior Secured Note , 144A, 10% , 8/15/30 .. United States 5,000 5,273
d
Blackstone Holdings Finance Co. LLC , Senior Bond , 144A, 1.6% ,
3/30/31 ......................................... United States 10,000 8,669
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 7,000 6,914
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 4.223% to 4/30/28, FRN thereafter, 5/01/29 ... United States 117,000 116,012
Senior Note, 4.153% to 10/20/28, FRN thereafter, 10/21/29 .. United States 22,000 21,692
Senior Note, 4.594% to 4/19/29, FRN thereafter, 4/20/30 .... United States 5,000 4,973
Senior Note, 4.972% to 6/02/31, FRN thereafter, 6/03/32 .... United States 5,000 4,998
Sub. Bond, 5.95%, 1/15/27 .......................... United States 5,000 5,041
Intercontinental Exchange, Inc. , Senior Bond , 1.85% , 9/15/32 ..
United States 15,000 12,662
d
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note, 144A, 6.125%, 11/01/32 ........... United States 35,000 35,024
Senior Secured Note, 144A, 6.75%, 5/01/33 ............. United States 10,000 10,289

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Jefferies Financial Group, Inc. , Senior Note , 4.5% , 9/15/26 ....
United States 10,000 $ 9,993
d
KKR Group Finance Co. III LLC , Senior Bond , 144A, 5.125% ,
6/01/44 ......................................... United States 30,000 26,818
LPL Holdings, Inc. ,
Senior Note, 6.75%, 11/17/28 ........................ United States 16,000 16,649
Senior Note, 5.2%, 3/15/30 .......................... United States 15,000 15,103
Moody's Corp. ,
Senior Bond, 2%, 8/19/31 ........................... United States 50,000 43,995
Senior Bond, 5%, 8/05/34 ........................... United States 15,000 15,009
Morgan Stanley ,
Senior Bond, 3.772% to 1/23/28, FRN thereafter, 1/24/29 ... United States 185,000 182,510
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 25,000 25,155
Senior Note, 4.994% to 4/11/28, FRN thereafter, 4/12/29 .... United States 5,000 5,028
Senior Note, 4.493% to 1/15/31, FRN thereafter, 1/16/32 .... United States 5,000 4,904
Senior Note, 4.708% to 3/11/31, FRN thereafter, 3/12/32 .... United States 5,000 4,939
Sub. Bond, 3.95%, 4/23/27 .......................... United States 40,000 39,876
Sub. Bond, 5.297% to 4/19/32, FRN thereafter, 4/20/37 ..... United States 24,000 23,910
d
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 30,000 28,391
Nasdaq, Inc. ,
Senior Bond, 5.55%, 2/15/34 ......................... United States 5,000 5,145
Senior Note, 5.35%, 6/28/28 ......................... United States 7,000 7,096
S&P Global, Inc. ,
Senior Bond, 2.5%, 12/01/29 ......................... United States 40,000 37,411
Senior Bond, 1.25%, 8/15/30 ......................... United States 9,000 7,866
d
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 10,000 10,291
d
StoneX Group, Inc. , Secured Note , 144A, 7.875% , 3/01/31 .... United States 5,000 5,253
801,420
Chemicals 0.1%
Celanese US Holdings LLC , Senior Note , 1.4% , 8/05/26 ......
United States 15,000 14,939
d
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 10,000 9,764
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 10,000 7,290
d
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 30,000 32,035
d
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ................... United States 10,000 9,921
Senior Secured Note, 144A, 4.875%, 5/01/28 ............ United States 15,000 14,805
88,754
Commercial Services & Supplies 0.3%
d
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ...... United States 15,000 14,977
d
Clean Harbors, Inc. , Senior Note , 144A, 6.375% , 2/01/31 ..... United States 5,000 5,074
d
GFL Environmental, Inc. ,
Senior Note, 144A, 4.375%, 8/15/29 ................... United States 5,000 4,864
Senior Note, 144A, 6.75%, 1/15/31 .................... United States 5,000 5,150
d
Madison IAQ LLC , Senior Secured Note , 144A, 4.125% , 6/30/28 United States 10,000 9,845
d
Neptune Bidco US, Inc. ,
Senior Secured Note, 144A, 9.29%, 4/15/29 ............. United States 5,000 5,103
Senior Secured Note, 144A, 9.5%, 2/15/33 .............. United States 15,000 15,185
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 100,000 101,358
d
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 20,000 20,756
d
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 5,000 5,120

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies (continued)
Waste Connections, Inc. ,
Senior Bond, 3.5%, 5/01/29 .......................... United States 30,000 $ 29,252
Senior Bond, 3.2%, 6/01/32 .......................... United States 2,000 1,838
Senior Bond, 5%, 3/01/34 ........................... United States 10,000 10,018
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......
United States 33,000 33,348
d
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 10,000 10,258
d
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 5,000 5,129
277,275
Communications Equipment 0.1%
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................... United States 5,000 4,512
Senior Bond, 5.55%, 8/15/35 ......................... United States 35,000 35,645
Senior Note, 4.85%, 8/15/30 ......................... United States 5,000 5,020
d
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 .............. United States 10,000 10,111
55,288
Construction & Engineering 0.0%
†
d
Arcosa, Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 5,000 5,220
Consumer Finance 0.8%
Ally Financial, Inc. ,
Senior Bond, 8%, 11/01/31 .......................... United States 34,000 37,878
Senior Note, 4.75%, 6/09/27 ......................... United States 25,000 25,061
American Express Co. ,
Senior Bond, 5.667% to 4/24/35, FRN thereafter, 4/25/36 ... United States 40,000 41,446
Senior Note, 5.098% to 2/15/27, FRN thereafter, 2/16/28 .... United States 15,000 15,061
Senior Note, 4.731% to 4/24/28, FRN thereafter, 4/25/29 .... United States 30,000 30,085
d
Avolon Holdings Funding Ltd. ,
Senior Note, 144A, 5.75%, 11/15/29 ................... Ireland 37,000 37,844
Senior Note, 144A, 4.9%, 10/10/30 .................... Ireland 10,000 9,917
Capital One Financial Corp. ,
Senior Note, 4.493% to 9/10/30, FRN thereafter, 9/11/31 .... United States 5,000 4,908
Sub. Bond, 2.359% to 7/28/31, FRN thereafter, 7/29/32 ..... United States 92,000 79,889
d
Encore Capital Group, Inc. , Senior Secured Note , 144A, 8.5% ,
5/15/30 ......................................... United States 10,000 10,627
d
FirstCash, Inc. ,
Senior Note, 144A, 6.875%, 3/01/32 ................... United States 20,000 20,577
Senior Note, 144A, 6.125%, 5/01/34 ................... United States 15,000 14,939
d
Gabx Leasing LLC , Senior Note , 144A, 4.625% , 4/15/31 ...... United States 5,000 4,932
General Motors Financial Co., Inc. ,
Senior Note, 4.2%, 10/27/28 ......................... United States 10,000 9,894
Senior Note, 4.9%, 10/06/29 ......................... United States 23,000 23,064
d
Jefferson Capital Holdings LLC ,
Senior Note, 144A, 9.5%, 2/15/29 ..................... United States 15,000 15,723
Senior Note, 144A, 8.25%, 5/15/30 .................... United States 20,000 21,041
d
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 5.15% ,
3/17/30 ......................................... United Kingdom 7,000 6,983
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ....................... United States 10,000 9,829
Senior Note, 7.5%, 5/15/31 .......................... United States 5,000 5,168
Senior Note, 7.125%, 11/15/31 ....................... United States 10,000 10,211
Senior Note, 6.5%, 3/15/33 .......................... United States 10,000 9,848
d
PRA Group, Inc. , Senior Note , 144A, 8.875% , 1/31/30 ........ United States 25,000 25,818
470,743

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Staples Distribution & Retail 0.2%
d
7-Eleven, Inc. , Senior Note , 144A, 1.3% , 2/10/28 ............ United States 24,000 $ 22,804
d
Alimentation Couche-Tard, Inc. ,
Senior Bond, 144A, 3.55%, 7/26/27 .................... Canada 25,000 24,787
Senior Bond, 144A, 2.95%, 1/25/30 .................... Canada 14,000 13,197
d
US Foods, Inc. ,
Senior Note, 144A, 4.625%, 6/01/30 ................... United States 5,000 4,885
Senior Note, 144A, 7.25%, 1/15/32 .................... United States 5,000 5,195
Senior Note, 144A, 5.75%, 4/15/33 .................... United States 10,000 10,019
Walmart, Inc. , Senior Note , 4.35% , 4/28/30 ................
United States 40,000 40,098
120,985
Containers & Packaging 0.1%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 5,000 4,954
Berry Global, Inc. ,
Senior Secured Note, 1.65%, 1/15/27 .................. United States 23,000 22,657
Senior Secured Note, 5.5%, 4/15/28 ................... United States 2,000 2,031
d
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 15,000 14,570
d
Graphic Packaging International LLC , Senior Note , 144A, 3.5% ,
3/01/29 ......................................... United States 5,000 4,758
d
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/30 ................... United States 10,000 9,846
Senior Secured Note, 144A, 7.875%, 4/15/30 ............ United States 15,000 15,343
WestRock MWV LLC ,
Senior Bond, 8.2%, 1/15/30 .......................... United States 30,000 33,264
Senior Bond, 7.95%, 2/15/31 ......................... United States 10,000 11,229
118,652
Diversified REITs 0.1%
Equinix Asia Financing Corp. Pte. Ltd. , Senior Note , 4.4% ,
3/15/31 ......................................... United States 5,000 4,889
GLP Capital LP / GLP Financing II, Inc. , Senior Bond , 3.25% ,
1/15/32 ......................................... United States 15,000 13,441
VICI Properties LP ,
Senior Note, 4.75%, 2/15/28 ......................... United States 30,000 29,999
Senior Note, 5.125%, 11/15/31 ....................... United States 30,000 29,877
d
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
3.75% , 2/15/27 ................................... United States 10,000 9,939
88,145
Diversified Telecommunication Services 0.6%
d
APLD ComputeCo 2 LLC , Senior Secured Note , 144A, 6.75% ,
3/15/31 ......................................... United States 15,000 15,065
d
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 25,000 26,984
AT&T, Inc. ,
Senior Bond, 2.55%, 12/01/33 ........................ United States 60,000 50,411
Senior Bond, 4.75%, 5/15/46 ......................... United States 77,000 64,781
Senior Bond, 3.55%, 9/15/55 ......................... United States 41,000 26,421
Senior Note, 4.1%, 2/15/28 .......................... United States 15,000 14,890
d
Black Pearl Compute LLC , Senior Secured Note , 144A, 6.125% ,
2/15/31 ......................................... United States 10,000 10,141
d
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.375%, 6/01/29 ................... United States 8,000 7,830
Senior Bond, 144A, 4.75%, 3/01/30 .................... United States 60,000 56,920
Senior Bond, 144A, 4.25%, 2/01/31 .................... United States 10,000 9,014

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
d
CCO Holdings LLC / CCO Holdings Capital Corp., (continued)
Senior Bond, 144A, 4.75%, 2/01/32 .................... United States 15,000 $ 13,390
Senior Bond, 144A, 4.25%, 1/15/34 .................... United States 5,000 4,237
Senior Note, 144A, 7%, 2/01/33 ...................... United States 5,000 4,908
d
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 20,000 20,815
Comcast Corp. ,
Senior Bond, 3.999%, 11/01/49 ....................... United States 7,000 4,969
Senior Bond, 3.45%, 2/01/50 ......................... United States 19,000 12,229
Deutsche Telekom International Finance BV , Senior Bond , 8.25% ,
6/15/30 ......................................... Germany 73,000 82,146
d
Edged Compute LLC , Senior Secured Note , 144A, 7.5% , 4/30/31 United States 25,000 24,385
d
PR RNO Property Owner 1 LLC , Senior Secured Note , 144A,
6.5% , 5/01/31 .................................... United States 20,000 19,985
d
Space Exploration Technologies Corp. , Senior Note , 144A,
5.35% , 7/15/31 ................................... United States 5,000 4,988
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 21,000 22,004
d
SV RNO Property Owner 1 LLC , Senior Secured Note , 144A,
5.875% , 3/01/31 ................................... United States 15,000 14,793
Verizon Communications, Inc. ,
Senior Bond, 4.4%, 11/01/34 ......................... United States 65,000 61,647
Senior Bond, 5.401%, 7/02/37 ........................ United States 76,000 75,833
Senior Bond, 3.7%, 3/22/61 .......................... United States 47,000 31,455
d
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 20,000 21,019
d
Yondr JK 1 LLC , Senior Secured Note , 144A, 6.875% , 6/30/31 . United States 10,000 10,033
711,293
Electric Utilities 0.7%
American Electric Power Co., Inc. , J , Senior Bond , 4.3% ,
12/01/28 ........................................ United States 55,000 54,685
d
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 10,000 8,957
Commonwealth Edison Co. , Senior Bond , 5.9% , 3/15/36 ......
United States 28,000 29,664
Duke Energy Carolinas LLC , Senior Bond , 4.95% , 1/15/33 ....
United States 10,000 10,068
Duke Energy Corp. ,
Senior Bond, 3.15%, 8/15/27 ......................... United States 55,000 54,223
Senior Bond, 4.2%, 6/15/49 .......................... United States 70,000 54,765
Duke Energy Indiana LLC , Senior Bond , 6.45% , 4/01/39 ......
United States 5,000 5,497
Evergy Kansas Central, Inc. , Senior Bond , 5.7% , 3/15/53 .....
United States 15,000 14,989
d
Evergy Missouri West, Inc. , Senior Note , 144A, 5.15% , 12/15/27 United States 30,000 30,139
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 5,000 5,058
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 25,000 24,289
NextEra Energy Capital Holdings, Inc. , Senior Bond , 5.45% ,
3/15/35 ......................................... United States 85,000 86,325
d
NRG Energy, Inc. ,
j
Junior Sub. Bond, 144A, 10.25% to 3/14/28, FRN thereafter,
Perpetual ....................................... United States 10,000 10,820
Senior Bond, 144A, 6.25%, 11/01/34 ................... United States 20,000 20,259
Senior Bond, 144A, 6%, 1/15/36 ...................... United States 20,000 19,947
Oncor Electric Delivery Co. LLC , Senior Secured Bond , 3.75% ,
4/01/45 ......................................... United States 75,000 58,252
Pacific Gas and Electric Co. ,
Senior Note, 2.1%, 8/01/27 .......................... United States 5,000 4,869
Senior Note, 6.1%, 1/15/29 .......................... United States 50,000 51,493

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Pacific Gas and Electric Co., (continued)
Senior Note, 5.55%, 5/15/29 ......................... United States 25,000 $ 25,523
Senior Note, 5.05%, 11/15/31 ........................ United States 5,000 4,996
PG&E Corp. ,
Junior Sub. Bond, 7.375% to 3/14/30, FRN thereafter, 3/15/55 United States 10,000 10,196
Senior Secured Bond, 5.25%, 7/01/30 .................. United States 15,000 14,778
Public Service Electric and Gas Co. , Senior Bond , 5.5% , 3/01/40
United States 25,000 25,145
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 15,000 15,343
d
Vistra Operations Co. LLC ,
Senior Bond, 144A, 6%, 4/15/34 ...................... United States 5,000 5,153
Senior Note, 144A, 5.05%, 12/30/26 ................... United States 10,000 10,015
Senior Note, 144A, 5%, 7/31/27 ...................... United States 5,000 4,998
Senior Note, 144A, 4.7%, 1/31/31 ..................... United States 5,000 4,907
Senior Note, 144A, 7.75%, 10/15/31 ................... United States 15,000 15,700
Senior Note, 144A, 6.875%, 4/15/32 ................... United States 10,000 10,361
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............. United States 17,000 16,663
Wisconsin Electric Power Co. , Senior Bond , 4.6% , 10/01/34 ...
United States 17,000 16,659
724,736
Electrical Equipment 0.0%
†
d
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 10,000 9,907
Electronic Equipment, Instruments & Components 0.0%
†
Amphenol Corp. , Senior Note , 3.9% , 11/15/28 ..............
United States 5,000 4,940
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ..
United States 15,000 14,344
d
Ingram Micro, Inc. , Senior Secured Note , 144A, 4.75% , 5/15/29 . United States 10,000 9,827
d
Sensata Technologies, Inc. , Senior Bond , 144A, 3.75% , 2/15/31 United States 20,000 18,713
d
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 20,000 19,332
67,156
Energy Equipment & Services 0.2%
d
Archrock Services LP / Archrock Partners Finance Corp. , Senior
Note , 144A, 6% , 2/01/34 ............................ United States 20,000 19,892
d
Kodiak Gas Services LLC ,
Senior Note, 144A, 5.875%, 4/01/31 ................... United States 5,000 5,016
Senior Note, 144A, 6.5%, 10/01/33 .................... United States 5,000 5,071
d
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 15,000 15,411
c,d
Oceaneering International, Inc. , Senior Note , 144A, 6.875% ,
7/15/34 ......................................... United States 5,000 5,082
d
Transocean Aquila Ltd. , Senior Secured Note , 144A, 8% , 9/30/28 United States 3,077 3,158
Transocean International Ltd. ,
Senior Bond, 6.8%, 3/15/38 .......................... United States 15,000 13,923
d
Senior Note, 144A, 7.875%, 10/15/32 .................. United States 5,000 5,222
d
Senior Secured Note, 144A, 8.75%, 2/15/30 ............. United States 17,500 18,196
d
Weatherford International Ltd. ,
Senior Note, 144A, 8.625%, 4/30/30 ................... United States 8,000 8,131
Senior Note, 144A, 6.75%, 10/15/33 ................... United States 35,000 35,730
134,832
Entertainment 0.2%
Discovery Global Holdings, Inc. , Senior Bond , 5.05% , 3/15/42 ..
United States 10,000 7,338
d
Live Nation Entertainment, Inc. , Senior Secured Note , 144A,
6.5% , 5/15/27 .................................... United States 5,000 5,002

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment (continued)
Netflix, Inc. ,
Senior Bond, 5.875%, 11/15/28 ....................... United States 10,000 $ 10,318
d
Senior Bond, 144A, 5.375%, 11/15/29 .................. United States 63,000 64,675
d
OAK-Eagle Acquireco, Inc. ,
Senior Note, 144A, 8.75%, 7/01/34 .................... United States 20,000 21,239
Senior Secured Note, 144A, 7.25%, 7/01/33 ............. United States 5,000 5,233
Walt Disney Co. (The) , Senior Bond , 7.75% , 12/01/45 ........
United States 40,000 49,855
163,660
Financial Services 0.2%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 20,000 19,554
d
CrossCountry Intermediate HoldCo LLC ,
Senior Note, 144A, 6.5%, 10/01/30 .................... United States 10,000 9,869
Senior Note, 144A, 6.75%, 12/01/32 ................... United States 15,000 14,496
d
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 10,000 10,797
d
Freedom Mortgage Holdings LLC , Senior Note , 144A, 8.375% ,
4/01/32 ......................................... United States 20,000 20,358
d
GGAM Finance Ltd. , Senior Note , 144A, 8% , 2/15/27 ........ Ireland 5,000 5,020
d
Neuberger Berman Group LLC / Neuberger Berman Finance
Corp. , Senior Bond , 144A, 4.875% , 4/15/45 .............. United States 30,000 25,897
d
Osaic Holdings, Inc. ,
Senior Note, 144A, 8%, 8/01/33 ...................... United States 35,000 35,156
Senior Secured Note, 144A, 6.75%, 8/01/32 ............. United States 15,000 15,034
d
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 25,000 24,491
d
Rocket Cos., Inc. ,
Senior Note, 144A, 6.125%, 8/01/31 ................... United States 5,000 5,110
Senior Note, 144A, 7.125%, 2/01/32 ................... United States 15,000 15,578
Senior Note, 144A, 6.375%, 8/01/33 ................... United States 15,000 15,273
Senior Note, 144A, 6.5%, 6/15/34 ..................... United States 10,000 10,270
226,903
Food Products 0.3%
Bunge Ltd. Finance Corp. , Senior Note , 3.2% , 4/21/31 .......
United States 2,000 1,867
d
Chobani LLC / Chobani Finance Corp., Inc. ,
Senior Note, 144A, 7.625%, 7/01/29 ................... United States 10,000 10,324
Senior Note, 144A, 6.375%, 4/15/34 ................... United States 5,000 5,078
d
Industrial F&B Investments III, Inc. , Senior Secured Note , 144A,
7.75% , 2/11/33 .................................... United States 15,000 15,297
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings ,
Senior Bond, 5.5%, 1/15/36 .......................... United States 50,000 49,958
Senior Note, 3%, 2/02/29 ........................... United States 7,000 6,721
Kellanova ,
Senior Bond, 4.5%, 4/01/46 .......................... United States 2,000 1,726
B, Senior Bond, 7.45%, 4/01/31 ....................... United States 6,000 6,705
Kraft Heinz Foods Co. ,
Senior Bond, 6.875%, 1/26/39 ........................ United States 5,000 5,483
Senior Bond, 4.625%, 10/01/39 ....................... United States 5,000 4,469
d
Mars, Inc. ,
Senior Bond, 144A, 5.65%, 5/01/45 .................... United States 5,000 4,971
Senior Bond, 144A, 5.7%, 5/01/55 ..................... United States 10,000 9,859
Senior Note, 144A, 4.6%, 3/01/28 ..................... United States 40,000 40,083
Senior Note, 144A, 4.8%, 3/01/30 ..................... United States 40,000 40,127
Senior Note, 144A, 5%, 3/01/32 ...................... United States 45,000 45,330
Senior Note, 144A, 5.2%, 3/01/35 ..................... United States 5,000 5,021

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
McCormick & Co., Inc. , Senior Note , 4.15% , 2/15/29 .........
United States 5,000 $ 4,947
257,966
Ground Transportation 0.1%
d
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 5,000 5,208
CSX Corp. , Senior Bond , 4.1% , 3/15/44 ..................
United States 70,000 58,385
d
Penske Truck Leasing Co. LP / PTL Finance Corp. ,
Senior Bond, 144A, 3.4%, 11/15/26 .................... United States 16,000 15,937
Senior Note, 144A, 4.4%, 7/01/27 ..................... United States 10,000 9,984
Ryder System, Inc. , Senior Note , 4.95% , 9/01/29 ............
United States 30,000 30,233
d
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 20,000 20,549
140,296
Health Care Equipment & Supplies 0.3%
d
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 5,000 5,144
Becton Dickinson & Co. , Senior Bond , 2.823% , 5/20/30 .......
United States 37,000 34,552
DH Europe Finance II SARL , Senior Bond , 3.4% , 11/15/49 ....
United States 15,000 10,676
GE HealthCare Technologies, Inc. ,
Senior Note, 4.15%, 12/15/28 ........................ United States 5,000 4,956
Senior Note, 4.8%, 8/14/29 .......................... United States 35,000 35,191
d
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ................... United States 10,000 9,944
Senior Secured Note, 144A, 3.875%, 4/01/29 ............ United States 30,000 29,149
129,612
Health Care Providers & Services 0.4%
d
CHS/Community Health Systems, Inc. ,
Senior Secured Note, 144A, 5.25%, 5/15/30 ............. United States 15,000 14,164
Senior Secured Note, 144A, 10.875%, 1/15/32 ........... United States 8,000 8,625
Senior Secured Note, 144A, 9.75%, 1/15/34 ............. United States 20,000 20,907
d
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 10,000 10,364
CVS Health Corp. ,
Junior Sub. Bond, 7% to 3/09/30, FRN thereafter, 3/10/55 ... United States 15,000 15,580
Senior Bond, 1.875%, 2/28/31 ........................ United States 5,000 4,387
Senior Bond, 4.78%, 3/25/38 ......................... United States 10,000 9,380
Senior Note, 5%, 9/15/32 ........................... United States 13,000 13,033
d
DaVita, Inc. ,
Senior Note, 144A, 4.625%, 6/01/30 ................... United States 5,000 4,847
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 30,000 30,957
HCA, Inc. ,
Senior Bond, 4.5%, 2/15/27 .......................... United States 22,000 21,993
Senior Note, 5.45%, 4/01/31 ......................... United States 35,000 35,773
Senior Note, 3.625%, 3/15/32 ........................ United States 45,000 41,905
Humana, Inc. , Senior Note , 5.75% , 3/01/28 ................
United States 25,000 25,431
Tenet Healthcare Corp. ,
d
Senior Note, 144A, 6%, 11/15/33 ...................... United States 10,000 10,094
Senior Secured Note, 6.125%, 6/15/30 ................. United States 15,000 15,129
282,569

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care REITs 0.0%
†
d
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 25,000 $ 25,612
Health Care Technology 0.1%
d
AthenaHealth Group, Inc. , Senior Note , 144A, 6.5% , 2/15/30 ... United States 20,000 19,189
d
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 35,000 35,627
54,816
Hotel & Resort REITs 0.0%
†
d
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note, 144A, 7.25%, 7/15/28 .................... United States 5,000 5,112
Senior Note, 144A, 6.5%, 4/01/32 ..................... United States 15,000 15,357
Senior Note, 144A, 6.5%, 6/15/33 ..................... United States 5,000 5,133
Senior Note, 144A, 5.75%, 3/15/34 .................... United States 5,000 4,956
d
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 5,000 5,122
35,680
Hotels, Restaurants & Leisure 0.3%
d
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 30,000 28,339
Airbnb, Inc. , Senior Note , 4.65% , 3/16/31 .................
United States 5,000 4,969
d
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 20,000 19,323
d
Caesars Entertainment, Inc. ,
Senior Note, 144A, 4.625%, 10/15/29 .................. United States 15,000 14,426
Senior Note, 144A, 6%, 10/15/32 ..................... United States 5,000 4,535
Senior Secured Note, 144A, 7%, 2/15/30 ................ United States 10,000 10,063
d
Carnival Corp. Ltd. ,
Senior Note, 144A, 5.125%, 5/01/29 ................... United States 25,000 24,973
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 10,000 10,128
Senior Note, 144A, 5.875%, 6/15/31 ................... United States 10,000 10,186
Senior Note, 144A, 5.75%, 8/01/32 .................... United States 10,000 10,110
Senior Note, 144A, 6.125%, 2/15/33 ................... United States 5,000 5,063
Senior Secured Note, 144A, 4%, 8/01/28 ................ United States 25,000 24,550
d
Churchill Downs, Inc. , Senior Note , 144A, 5.75% , 4/01/30 ..... United States 10,000 9,996
d
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 15,000 14,721
d
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 10,000 10,013
d
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.75% ,
9/15/33 ......................................... United States 30,000 30,127
Hyatt Hotels Corp. , Senior Note , 5.75% , 1/30/27 ............
United States 22,000 22,128
d
Light & Wonder International, Inc. , Senior Note , 144A, 7.25% ,
11/15/29 ........................................ United States 15,000 15,279
Marriott International, Inc. , GG , Senior Bond , 3.5% , 10/15/32 ...
United States 40,000 36,828
d
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 15,000 15,635
d
NCL Corp. Ltd. ,
Senior Note, 144A, 7.75%, 2/15/29 .................... United States 10,000 10,441
Senior Note, 144A, 6.75%, 2/01/32 .................... United States 5,000 4,992
d
Penn Entertainment, Inc. , Senior Note , 144A, 5.625% , 1/15/27 . United States 10,000 10,006
d
Rivers Enterprise Borrower LLC , Senior Secured Note , 144A,
6.25% , 10/15/30 ................................... United States 10,000 10,131
Royal Caribbean Cruises Ltd. ,
Senior Bond, 5.375%, 1/15/36 ........................ United States 5,000 4,966
d
Senior Note, 144A, 5.625%, 9/30/31 ................... United States 10,000 10,087
d
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 5,000 5,111

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
Royal Caribbean Cruises Ltd., (continued)
d
Senior Note, 144A, 6%, 2/01/33 ...................... United States 20,000 $ 20,288
d
Scientific Games Holdings LP / Scientific Games US FinCo, Inc. ,
Senior Note , 144A, 6.625% , 3/01/30 .................... United States 15,000 12,831
d
Station Casinos LLC ,
Senior Bond, 144A, 4.625%, 12/01/31 .................. United States 5,000 4,750
Senior Note, 144A, 6.625%, 3/15/32 ................... United States 15,000 15,242
d
Viking Cruises Ltd. ,
Senior Note, 144A, 7%, 2/15/29 ...................... United States 5,000 5,020
Senior Note, 144A, 9.125%, 7/15/31 ................... United States 15,000 15,725
Senior Note, 144A, 5.875%, 10/15/33 .................. United States 5,000 5,010
d
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 25,000 26,434
482,426
Household Durables 0.1%
d
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior
Note , 144A, 6.875% , 8/01/33 ......................... United States 15,000 14,886
DR Horton, Inc. ,
Senior Bond, 5%, 10/15/34 .......................... United States 5,000 4,950
Senior Note, 1.3%, 10/15/26 ......................... United States 60,000 59,503
d
K. Hovnanian Enterprises, Inc. ,
Senior Note, 144A, 8%, 4/01/31 ...................... United States 5,000 5,163
Senior Note, 144A, 8.375%, 10/01/33 .................. United States 5,000 5,142
d
Taylor Morrison Communities, Inc. , Senior Note , 144A, 5.75% ,
1/15/28 ......................................... United States 5,000 5,058
Toll Brothers Finance Corp. , Senior Bond , 4.35% , 2/15/28 .....
United States 12,000 11,945
d
Weekley Homes LLC / Weekley Finance Corp. ,
Senior Note, 144A, 4.875%, 9/15/28 ................... United States 10,000 9,870
Senior Note, 144A, 6.75%, 1/15/34 .................... United States 20,000 20,078
Whirlpool Corp. ,
Senior Bond, 5.75%, 3/01/34 ......................... United States 5,000 3,875
Senior Bond, 4.5%, 6/01/46 .......................... United States 5,000 2,982
d
Senior Secured Note, 144A, 7.5%, 7/01/31 .............. United States 10,000 10,144
d
Senior Secured Note, 144A, 7.875%, 7/01/34 ............ United States 10,000 10,066
163,662
Household Products 0.0%
†
d
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 10,000 9,687
Independent Power and Renewable Electricity Producers 0.1%
d
Clearway Energy Operating LLC ,
Senior Bond, 144A, 3.75%, 1/15/32 .................... United States 5,000 4,553
Senior Note, 144A, 3.75%, 2/15/31 .................... United States 5,000 4,639
Senior Note, 144A, 5.75%, 1/15/34 .................... United States 10,000 9,812
Constellation Energy Generation LLC ,
Senior Note, 5.6%, 3/01/28 .......................... United States 15,000 15,239
Senior Note, 4.4%, 1/15/31 .......................... United States 10,000 9,834
d
Senior Note, 144A, 5%, 2/01/31 ...................... United States 5,000 5,000
Southern Power Co. ,
B, Senior Bond, 4.9%, 10/01/35 ....................... United States 5,000 4,853
A, Senior Note, 4.25%, 10/01/30 ...................... United States 20,000 19,654
d
Talen Energy Supply LLC ,
Senior Bond, 144A, 6.5%, 2/01/36 ..................... United States 15,000 15,128
Senior Note, 144A, 6.375%, 5/01/33 ................... United States 5,000 4,996
Senior Note, 144A, 6.25%, 2/01/34 .................... United States 15,000 14,915

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers (continued)
d,j
Vistra Corp. ,
Junior Sub. Bond, 144A, 8% to 10/14/26, FRN thereafter,
Perpetual ....................................... United States 5,000 $ 5,053
Junior Sub. Bond, 144A, 7% to 12/14/26, FRN thereafter,
Perpetual ....................................... United States 15,000 15,155
128,831
Industrial Conglomerates 0.1%
Honeywell International, Inc. , Senior Bond , 3.812% , 11/21/47 ..
United States 55,000 42,880
Industrial REITs 0.0%
†
Prologis LP , Senior Bond , 2.25% , 4/15/30 .................
United States 10,000 9,181
Insurance 0.2%
d
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note, 144A, 8.5%, 6/15/29 ..................... United States 5,000 4,705
Senior Secured Note, 144A, 7.5%, 11/06/30 ............. United States 5,000 4,746
d
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note, 144A, 5.875%, 11/01/29 .................. United States 20,000 19,592
Senior Secured Note, 144A, 7%, 1/15/31 ................ United States 10,000 10,168
d
Asurion LLC / Asurion Co-Issuer, Inc. ,
Secured Note, 144A, 8.375%, 2/01/34 .................. United States 20,000 18,528
Senior Secured Note, 144A, 8%, 12/31/32 ............... United States 10,000 10,084
d
Athene Global Funding ,
Senior Secured Note, 144A, 5.349%, 7/09/27 ............ United States 20,000 20,143
Senior Secured Note, 144A, 1.985%, 8/19/28 ............ United States 60,000 56,382
Senior Secured Note, 144A, 5.526%, 7/11/31 ............ United States 25,000 25,238
Berkshire Hathaway Finance Corp. ,
Senior Bond, 4.3%, 5/15/43 .......................... United States 29,000 25,608
Senior Bond, 2.85%, 10/15/50 ........................ United States 10,000 6,362
Brown & Brown, Inc. ,
Senior Note, 4.7%, 6/23/28 .......................... United States 5,000 5,000
Senior Note, 4.9%, 6/23/30 .......................... United States 12,000 11,985
CNO Financial Group, Inc. , Senior Note , 5.25% , 5/30/29 ......
United States 10,000 10,069
d
CNO Global Funding ,
Secured Note, 144A, 4.875%, 12/10/27 ................. United States 10,000 10,006
Secured Note, 144A, 4.95%, 9/09/29 ................... United States 14,000 13,995
d
Corebridge Global Funding , Secured Note , 144A, 5.2% , 6/24/29 United States 15,000 15,147
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 5,000 5,018
d
Jones Deslauriers Insurance Management, Inc. , Senior Secured
Note , 144A, 8.5% , 3/15/30 ........................... Canada 5,000 5,103
Marsh & McLennan Cos., Inc. , Senior Bond , 4.375% , 3/15/29 ..
United States 22,000 21,920
d
Mutual of Omaha Cos. Global Funding , Secured Note , 144A,
5.8% , 7/27/26 .................................... United States 15,000 15,017
314,816
Interactive Media & Services 0.1%
Alphabet, Inc. ,
Senior Note, 4.1%, 11/15/30 ......................... United States 10,000 9,855
Senior Note, 4.1%, 2/15/31 .......................... United States 5,000 4,914
Meta Platforms, Inc. ,
Senior Bond, 5.625%, 11/15/55 ....................... United States 15,000 13,601
Senior Note, 3.5%, 8/15/27 .......................... United States 40,000 39,672
68,042

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
IT Services 0.0%
†
d
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 35,000 $ 31,535
d
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 10,000 10,179
41,714
Life Sciences Tools & Services 0.0%
†
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 6,000 6,002
Machinery 0.0%
†
Caterpillar, Inc. , Senior Bond , 5.2% , 5/15/35 ...............
United States 25,000 25,509
d
Chart Industries, Inc. , Senior Note , 144A, 9.5% , 1/01/31 ...... United States 5,000 5,239
d
ESAB Corp. , Senior Note , 144A, 5.625% , 4/01/31 ........... United States 15,000 15,054
Oshkosh Corp. , Senior Bond , 4.6% , 5/15/28 ...............
United States 9,000 8,991
Otis Worldwide Corp. , Senior Note , 2.565% , 2/15/30 .........
United States 15,000 13,942
d
Terex Corp. , Senior Note , 144A, 5% , 5/15/29 ............... United States 10,000 9,920
78,655
Media 0.2%
d
Block Communications, Inc. , Senior Secured Note , 144A,
10.25% , 3/01/31 ................................... United States 10,000 9,155
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond, 4.8%, 3/01/50 ................... United States 10,000 7,466
Senior Secured Bond, 3.7%, 4/01/51 ................... United States 110,000 68,314
Senior Secured Note, 2.25%, 1/15/29 .................. United States 27,000 25,161
d
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 .................... United States 5,000 5,022
Senior Secured Note, 144A, 7.875%, 4/01/30 ............ United States 5,000 5,212
Senior Secured Note, 144A, 7.5%, 3/15/33 .............. United States 15,000 15,804
d
Directv Financing LLC , Senior Secured Note , 144A, 8.875% ,
2/01/30 ......................................... United States 15,000 15,277
d
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 10% , 2/15/31 ..................... United States 10,000 10,384
Discovery Communications LLC , Senior Note , 4.125% , 5/15/29 .
United States 10,000 9,908
EchoStar Corp. , Senior Secured Note , 10.75% , 11/30/29 ......
United States 15,000 16,218
d
EW Scripps Co. (The) , Secured Note , 144A, 9.875% , 8/15/30 .. United States 15,000 13,142
d
Gray Media, Inc. ,
Secured Note, 144A, 9.625%, 7/15/32 .................. United States 10,000 9,660
Senior Bond, 144A, 5.375%, 11/15/31 .................. United States 10,000 6,717
d
McGraw-Hill Education, Inc. ,
Senior Note, 144A, 8%, 8/01/29 ...................... United States 15,000 15,040
Senior Secured Note, 144A, 5.75%, 8/01/28 ............. United States 5,000 4,982
Senior Secured Note, 144A, 7.375%, 9/01/31 ............ United States 10,000 10,171
d
News Corp. , Senior Bond , 144A, 5.125% , 2/15/32 ........... United States 4,000 3,920
d
Nexstar Media, Inc. ,
Senior Note, 144A, 7.25%, 4/15/34 .................... United States 10,000 9,984
Senior Secured Note, 144A, 6.5%, 9/15/33 .............. United States 15,000 15,009
Omnicom Group, Inc. , Senior Note , 4.65% , 10/01/28 .........
United States 47,000 46,941
d
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond, 144A, 4.625%, 3/15/30 ................... United States 5,000 4,853
Senior Secured Note, 144A, 7.375%, 2/15/31 ............ United States 5,000 5,215
Paramount Global ,
Senior Bond, 2.9%, 1/15/27 .......................... United States 12,000 11,855
Senior Bond, 5.85%, 9/01/43 ......................... United States 5,000 3,746

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
d
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 15,000 $ 15,426
d
Sirius XM Radio LLC , Senior Bond , 144A, 3.875% , 9/01/31 .... United States 15,000 13,632
d
Univision Communications, Inc. , Senior Secured Note , 144A,
8.875% , 4/15/33 ................................... United States 10,000 9,851
388,065
Metals & Mining 0.2%
d
Big River Steel LLC / BRS Finance Corp. , Senior Secured Note ,
144A, 6.625% , 1/31/29 .............................. United States 13,000 13,025
d
Cleveland-Cliffs, Inc. ,
Senior Bond, 144A, 4.875%, 3/01/31 ................... United States 5,000 4,574
Senior Note, 144A, 7%, 3/15/32 ...................... United States 20,000 19,867
Senior Note, 144A, 7.625%, 1/15/34 ................... United States 5,000 4,997
Commercial Metals Co. ,
Senior Bond, 4.375%, 3/15/32 ........................ United States 5,000 4,739
Senior Note, 4.125%, 1/15/30 ........................ United States 5,000 4,849
d
Glencore Funding LLC ,
Senior Bond, 144A, 2.5%, 9/01/30 ..................... Australia 34,000 31,000
Senior Bond, 144A, 5.634%, 4/04/34 ................... Australia 15,000 15,401
Senior Note, 144A, 5.371%, 4/04/29 ................... Australia 10,000 10,158
d
Hudbay Minerals, Inc. , Senior Note , 144A, 6.125% , 4/01/29 .... Canada 15,000 15,089
d
Mineral Resources Ltd. ,
Senior Note, 144A, 7%, 4/01/31 ...................... Australia 5,000 5,179
Senior Note, 144A, 6%, 5/01/32 ...................... Australia 5,000 4,950
d
Novelis Corp. ,
Senior Bond, 144A, 4.75%, 1/30/30 .................... United States 15,000 14,518
Senior Note, 144A, 6.875%, 1/30/30 ................... United States 15,000 15,388
Senior Note, 144A, 6.375%, 8/15/33 ................... United States 15,000 15,119
178,853
Multi-Utilities 0.3%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 10,000 10,085
Consolidated Edison Co. of New York, Inc. , 12-A , Senior Bond ,
4.2% , 3/15/42 .................................... United States 45,000 38,145
Dominion Energy, Inc. , Senior Note , 4.6% , 5/15/28 ..........
United States 45,000 45,028
DTE Energy Co. , Senior Note , 4.95% , 7/01/27 ..............
United States 10,000 10,051
NiSource, Inc. , Senior Bond , 5.85% , 4/01/55 ...............
United States 15,000 14,885
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 15,000 14,391
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 85,000 83,993
216,578
Oil, Gas & Consumable Fuels 0.7%
d
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 9.75% , 2/15/31 ..................... United States 10,000 10,580
Cenovus Energy, Inc. , Senior Bond , 6.75% , 11/15/39 .........
Canada 2,000 2,202
Cheniere Energy Partners LP , Senior Note , 4.5% , 10/01/29 ....
United States 80,000 79,487
d
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 10,000 10,394
d
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 5,000 4,561
d
Crescent Energy Finance LLC ,
Senior Note, 144A, 7.875%, 4/15/32 ................... United States 10,000 10,132
Senior Note, 144A, 8.375%, 1/15/34 ................... United States 20,000 20,612
Enbridge, Inc. , Senior Bond , 4.25% , 12/01/26 ..............
Canada 30,000 29,983

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP ,
j
B, Junior Sub. Bond, 6.625% to 2/14/28, FRN thereafter,
Perpetual ....................................... United States 86,000 $ 86,739
Senior Bond, 3.75%, 5/15/30 ......................... United States 30,000 28,899
Senior Note, 5.5%, 6/01/27 .......................... United States 6,000 6,040
d
Hess Midstream Operations LP ,
Senior Note, 144A, 6.5%, 6/01/29 ..................... United States 5,000 5,105
Senior Note, 144A, 4.25%, 2/15/30 .................... United States 10,000 9,651
Senior Note, 144A, 5.5%, 10/15/30 .................... United States 5,000 4,992
d
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ...................... United States 10,000 9,692
Senior Bond, 144A, 6.25%, 4/15/32 .................... United States 5,000 4,843
Senior Bond, 144A, 6.875%, 5/15/34 ................... United States 10,000 9,737
Senior Bond, 144A, 7.25%, 2/15/35 .................... United States 5,000 4,926
Senior Note, 144A, 6%, 4/15/30 ...................... United States 5,000 4,923
Senior Note, 144A, 8.375%, 11/01/33 .................. United States 10,000 10,418
Kinder Morgan, Inc. ,
Senior Bond, 7.75%, 1/15/32 ......................... United States 15,000 17,042
Senior Note, 1.75%, 11/15/26 ........................ United States 10,000 9,907
Senior Note, 5%, 2/01/29 ........................... United States 5,000 5,046
d
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 25,000 25,157
d
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/15/28 ................... United States 25,000 25,205
Murphy Oil Corp. ,
Senior Note, 6%, 10/01/32 .......................... United States 5,000 4,983
Senior Note, 6.5%, 2/15/34 .......................... United States 5,000 4,956
Occidental Petroleum Corp. , Senior Bond , 7.5% , 5/01/31 ......
United States 15,000 16,622
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 45,000 44,499
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 20,000 20,073
Spectra Energy Partners LP , Senior Note , 3.375% , 10/15/26 ...
United States 30,000 29,915
d
Sunoco LP ,
Senior Note, 144A, 5.375%, 7/15/31 ................... United States 5,000 4,935
Senior Note, 144A, 6.25%, 7/01/33 .................... United States 30,000 30,283
Senior Note, 144A, 5.625%, 7/15/34 ................... United States 5,000 4,883
Targa Resources Corp. , Senior Note , 4.35% , 4/15/31 ........
United States 5,000 4,886
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. , Senior Bond , 4.875% , 2/01/31 ............ United States 9,000 8,969
d
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 15,000 14,769
d
Venture Global Calcasieu Pass LLC , Senior Secured Bond , 144A,
6% , 5/01/36 ...................................... United States 10,000 10,114
d
Venture Global LNG, Inc. ,
j
Junior Sub. Bond, 144A, 9% to 9/29/29, FRN thereafter,
Perpetual ....................................... United States 15,000 14,653
Senior Secured Note, 144A, 9.5%, 2/01/29 .............. United States 15,000 16,152
Senior Secured Note, 144A, 8.375%, 6/01/31 ............ United States 10,000 10,413
Senior Secured Note, 144A, 9.875%, 2/01/32 ............ United States 15,000 16,019
d
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 5,000 5,610
Senior Secured Bond, 144A, 6.75%, 1/15/36 ............. United States 5,000 5,304
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 10,000 10,979
Viper Energy Partners LLC ,
Senior Bond, 5.7%, 8/01/35 .......................... United States 12,000 12,197
Senior Note, 4.9%, 8/01/30 .......................... United States 13,000 12,964

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 16,000 $ 16,332
756,783
Paper & Forest Products 0.0%
†
d
Georgia-Pacific LLC , Senior Note , 144A, 4.6% , 5/15/31 ....... United States 10,000 9,919
d
Magnera Corp. ,
Senior Secured Note, 144A, 4.75%, 11/15/29 ............ United States 5,000 4,671
Senior Secured Note, 144A, 7.25%, 11/15/31 ............ United States 10,000 9,771
24,361
Passenger Airlines 0.0%
†
d
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior
Secured Note , 144A, 5.75% , 4/20/29 ................... United States 10,000 10,025
d
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 15,000 14,881
d
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 15,000 14,802
39,708
Personal Care Products 0.0%
†
d
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC ,
Senior Note, 144A, 6.625%, 7/15/30 ................... United States 5,000 5,005
Senior Secured Note, 144A, 4.75%, 1/15/29 ............. United States 15,000 14,587
Kenvue, Inc. , Senior Note , 4.9% , 3/22/33 .................
United States 26,000 26,108
45,700
Pharmaceuticals 0.5%
Eli Lilly & Co. ,
Senior Bond, 4.875%, 2/27/53 ........................ United States 15,000 13,574
Senior Note, 4.75%, 2/12/30 ......................... United States 29,000 29,313
Merck & Co., Inc. , Senior Bond , 3.7% , 2/10/45 .............
United States 50,000 39,370
Novartis Capital Corp. ,
Senior Bond, 4%, 11/20/45 .......................... United States 80,000 66,187
Senior Note, 4.1%, 11/05/30 ......................... United States 15,000 14,741
Senior Note, 4.4%, 3/18/31 .......................... United States 10,000 9,929
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond, 4.75%, 5/19/33 ......................... United States 71,000 70,340
Senior Bond, 5.3%, 5/19/53 .......................... United States 8,000 7,542
Senior Note, 4.45%, 5/19/28 ......................... United States 6,000 6,006
Royalty Pharma plc ,
Senior Bond, 5.2%, 9/25/35 .......................... United States 20,000 19,824
Senior Note, 2.2%, 9/02/30 .......................... United States 20,000 18,078
Viatris, Inc. , Senior Note , 2.3% , 6/22/27 ...................
United States 25,000 24,418
Zoetis, Inc. , Senior Bond , 2% , 5/15/30 ....................
United States 9,000 8,144
327,466
Professional Services 0.1%
d
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 15,000 15,222
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 35,000 35,310
50,532
Semiconductors & Semiconductor Equipment 0.3%
Broadcom Corp. / Broadcom Cayman Finance Ltd. , Senior Note ,
3.5% , 1/15/28 .................................... United States 90,000 88,830

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc. ,
Senior Note, 3.459%, 9/15/26 ........................ United States 25,000 $ 24,966
Senior Note, 5.05%, 4/15/30 ......................... United States 10,000 10,150
Senior Note, 4.2%, 10/15/30 ......................... United States 5,000 4,903
Intel Corp. , Senior Bond , 4.15% , 8/05/32 ..................
United States 55,000 52,762
Marvell Technology, Inc. , Senior Note , 4.75% , 7/15/30 ........
United States 10,000 9,981
NVIDIA Corp. , Senior Note , 4.5% , 6/15/31 .................
United States 25,000 24,917
d
Qnity Electronics, Inc. ,
Senior Note, 144A, 6.25%, 8/15/33 .................... United States 5,000 5,093
Senior Secured Note, 144A, 5.75%, 8/15/32 ............. United States 10,000 10,066
231,668
Software 0.1%
Cadence Design Systems, Inc. , Senior Note , 4.3% , 9/10/29 ....
United States 25,000 24,805
d
Cloud Software Group LLC ,
Secured Note, 144A, 9%, 9/30/29 ..................... United States 5,000 4,857
Senior Secured Note, 144A, 6.5%, 3/31/29 .............. United States 5,000 4,855
Crowdstrike Holdings, Inc. , Senior Note , 3% , 2/15/29 .........
United States 5,000 4,772
d
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 15,000 12,758
Oracle Corp. ,
Senior Bond, 5.375%, 7/15/40 ........................ United States 35,000 30,852
Senior Bond, 4%, 11/15/47 .......................... United States 37,000 24,676
Senior Note, 4.55%, 2/04/29 ......................... United States 10,000 9,860
Senior Note, 4.45%, 9/26/30 ......................... United States 5,000 4,828
Senior Note, 4.95%, 2/04/31 ......................... United States 10,000 9,792
d
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 10,000 9,013
Salesforce, Inc. , Senior Note , 4.5% , 3/15/28 ...............
United States 5,000 4,995
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 30,000 26,308
Synopsys, Inc. , Senior Note , 4.85% , 4/01/30 ...............
United States 20,000 20,038
d
UKG, Inc. , Senior Secured Note , 144A, 6.875% , 2/01/31 ...... United States 15,000 14,582
206,991
Specialized REITs 0.3%
American Tower Corp. ,
Senior Bond, 2.7%, 4/15/31 .......................... United States 5,000 4,551
Senior Note, 2.75%, 1/15/27 ......................... United States 125,000 123,835
Senior Note, 4.9%, 3/15/30 .......................... United States 10,000 10,049
Crown Castle, Inc. ,
Senior Bond, 3.65%, 9/01/27 ......................... United States 34,000 33,675
Senior Bond, 3.8%, 2/15/28 .......................... United States 25,000 24,693
Senior Note, 1.05%, 7/15/26 ......................... United States 23,000 22,971
Senior Note, 4.9%, 9/01/29 .......................... United States 10,000 10,040
d
Iron Mountain, Inc. , Senior Note , 144A, 6.25% , 1/15/33 ....... United States 25,000 25,274
d
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 20,000 20,284
275,372
Specialty Retail 0.2%
Dick's Sporting Goods, Inc. ,
Senior Bond, 3.15%, 1/15/32 ......................... United States 20,000 18,269
d
Senior Note, 144A, 4%, 10/01/29 ..................... United States 15,000 14,608
Home Depot, Inc. (The) ,
Senior Bond, 4.95%, 6/25/34 ......................... United States 20,000 20,073

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialty Retail (continued)
Home Depot, Inc. (The), (continued)
Senior Bond, 5.3%, 6/25/54 .......................... United States 20,000 $ 18,944
71,894
Technology Hardware, Storage & Peripherals 0.2%
Apple, Inc. ,
Senior Bond, 3.85%, 5/04/43 ......................... United States 27,000 22,354
Senior Bond, 4.375%, 5/13/45 ........................ United States 64,000 55,458
Senior Bond, 3.95%, 8/08/52 ......................... United States 20,000 15,466
Dell International LLC / EMC Corp. , Senior Note , 4.75% , 7/15/31
United States 5,000 4,971
Hewlett Packard Enterprise Co. ,
Senior Note, 4.55%, 10/15/29 ........................ United States 34,000 33,808
Senior Note, 4.85%, 10/15/31 ........................ United States 10,000 9,961
Seagate Data Storage Technology Pte. Ltd. ,
Senior Note, 5.875%, 7/15/30 ........................ United States 10,000 10,184
d
Senior Note, 144A, 4.091%, 6/01/29 ................... United States 10,000 9,738
d
Senior Note, 144A, 3.125%, 7/15/29 ................... United States 5,000 4,634
166,574
Textiles, Apparel & Luxury Goods 0.0%
†
d
Crocs, Inc. , Senior Note , 144A, 4.25% , 3/15/29 ............. United States 10,000 9,709
Tobacco 0.2%
BAT Capital Corp. ,
Senior Bond, 4.906%, 4/02/30 ........................ United Kingdom 5,000 5,026
Senior Note, 6.343%, 8/02/30 ........................ United Kingdom 5,000 5,287
Senior Note, 4.625%, 3/22/33 ........................ United Kingdom 20,000 19,579
Philip Morris International, Inc. ,
Senior Note, 4.875%, 2/13/29 ........................ United States 60,000 60,464
Senior Note, 5.125%, 2/15/30 ........................ United States 43,000 43,659
Senior Note, 4.375%, 4/30/30 ........................ United States 30,000 29,706
Senior Note, 4.75%, 11/01/31 ........................ United States 15,000 15,054
178,775
Trading Companies & Distributors 0.1%
d
Aircastle Ltd. , Senior Note , 144A, 6.5% , 7/18/28 ............ United States 15,000 15,446
d
EquipmentShare.com, Inc. ,
Secured Note, 144A, 9%, 5/15/28 ..................... United States 10,000 10,214
Secured Note, 144A, 8.625%, 5/15/32 .................. United States 15,000 15,622
d
Herc Holdings, Inc. ,
Senior Note, 144A, 6.625%, 6/15/29 ................... United States 5,000 5,108
Senior Note, 144A, 5.75%, 3/15/31 .................... United States 5,000 4,998
Sumisho Air Lease Corp. ,
Senior Note, 5.85%, 12/15/27 ........................ United States 15,000 15,246
Senior Note, 2.1%, 9/01/28 .......................... United States 65,000 61,376
d
United Rentals North America, Inc. , Senior Bond , 144A, 6.125% ,
3/15/34 ......................................... United States 10,000 10,264
d
WESCO Distribution, Inc. ,
Senior Note, 144A, 6.375%, 3/15/29 ................... United States 5,000 5,095
Senior Note, 144A, 5.25%, 4/15/31 .................... United States 5,000 4,961
Senior Note, 144A, 6.625%, 3/15/32 ................... United States 15,000 15,476
Senior Note, 144A, 6.375%, 3/15/33 ................... United States 5,000 5,134
168,940

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services 0.3%
Rogers Communications, Inc. , Senior Note , 5% , 2/15/29 ......
Canada 65,000 $ 65,411
T-Mobile USA, Inc. ,
Senior Bond, 2.875%, 2/15/31 ........................ United States 10,000 9,193
Senior Bond, 2.25%, 11/15/31 ........................ United States 60,000 52,683
Senior Note, 3.75%, 4/15/27 ......................... United States 78,000 77,609
Senior Note, 3.375%, 4/15/29 ........................ United States 15,000 14,504
Senior Note, 3.875%, 4/15/30 ........................ United States 7,000 6,784
Senior Note, 5.125%, 5/15/32 ........................ United States 10,000 10,107
Senior Note, 6.7%, 12/15/33 ......................... United States 15,000 16,396
252,687
Total Corporate Bonds (Cost $12,851,883) ....................................
12,535,093
k
Senior Floating Rate Interests 0.4%
l
Aerospace & Defense 0.0%
†
TransDigm, Inc., First Lien, CME Term Loan, K, 5.87%, (1-month
SOFR + 2.25%), 3/22/30 ............................ United States 9,950 9,962
TransDigm, Inc., First Lien, CME Term Loan, N, 6.12%, (1-month
SOFR + 2.5%), 2/14/33 ............................. United States 3,488 3,492
13,454
a a a a a a
Air Freight & Logistics 0.0%
†
l
Rand Parent LLC, First Lien, CME Term Loan, B, 6.732%,
(3-month SOFR + 3%), 3/18/30 ....................... United States 8,906 8,898
Automobile Components 0.0%
†
l
DexKo Global, Inc., First Lien, Refinancing Dollar CME Term
Loan, 8.163%, (3-month SOFR + 4.5%), 10/06/31 ......... United States 10,191 9,900
Broadline Retail 0.0%
†
l
Peer Holding III BV, First Lien, CME Term Loan, B8, 5.982%,
(3-month SOFR + 2.25%), 9/29/32 ..................... Netherlands 4,572 4,581
Building Products 0.0%
†
l
Advanced Drainage Systems, Inc., First Lien, Initial CME Term
Loan, 5.245%, (1-month SOFR + 1.625%), 2/11/33 ........ United States 3,556 3,591
l
Capital Markets 0.0%
†
c
Citadel Securities LP, First Lien, 2026-1 CME Term Loan, 5.661%,
(3-month SOFR + 2%), 6/10/33 ....................... United States 5,678 5,672
Jane Street Group LLC, First Lien, Extended CME Term Loan,
5.666%, (3-month SOFR + 2%), 12/15/31 ................ United States 9,921 9,844
15,516
a a a a a a
l
Chemicals 0.0%
†
Albaugh LLC, First Lien, Initial CME Term Loan, 7.413%,
(1-month SOFR + 3.75; 3-month SOFR + 3.75), 4/06/29 ..... United States 9,922 9,612
Hexion Holdings Corp., Second Lien, Initial CME Term Loan,
11.181%, (1-month SOFR + 7.438%), 3/15/30 ............ United States 3,549 3,314
Solstice Advanced Materials, Inc., First Lien, CME Term Loan, B,
5.413%, (3-month SOFR + 1.75%), 10/29/32 ............. United States 3,592 3,613
16,539
a a a a a a
l
Commercial Services & Supplies 0.0%
†
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B, 6.144%, (1-month SOFR + 2.5%), 10/23/28 ... United States 2,853 2,858

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
k
Senior Floating Rate Interests
(continued)
l
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC, First Lien, 2025
Incremental CME Term Loan, B2, 5.369%, (1-month SOFR +
1.75%), 3/08/32 ................................... United States 9,925 $ 9,790
12,648
a a a a a a
Distributors 0.1%
l
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 7.732%, (3-month SOFR + 4%), 11/30/30 ........... United States 13,576 12,866
l
Electric Utilities 0.0%
†
Alpha Generation LLC, First Lien, Initial CME Term Loan, B,
5.394%, (1-month SOFR + 1.75%), 9/30/31 .............. United States 9,924 9,851
Constellation Renewables LLC, First Lien, CME Term Loan,
5.666%, (3-month SOFR + 2%), 12/15/27 ................ United States 5,931 5,925
15,776
a a a a a a
l
Entertainment 0.0%
†
Live Nation Entertainment, Inc., First Lien, Initial CME Term Loan,
B, 5.639%, (1-month SOFR + 2%), 10/21/32 ............. United States 8,089 8,103
Playtika Holding Corp., First Lien, CME Term Loan, B1, 6.508%,
(1-month SOFR + 2.75%), 3/13/28 ..................... United States 9,896 9,628
17,731
a a a a a a
l
Financial Services 0.0%
†
Colossus Acquireco LLC, First Lien, Initial CME Term Loan,
5.38%, (1-day SOFR + 1.75%), 7/30/32 ................. United States 9,950 9,898
Corpay Technologies Operating Co. LLC, First Lien, CME Term
Loan, B6, 5.37%, (1-month SOFR + 1.75%), 11/05/32 ...... United States 3,537 3,531
c
First Eagle Holdings, Inc., First Lien, Delayed Draw Term Loan,
(1-month SOFR), 8/16/32 ............................ United States 1,458 1,459
First Eagle Holdings, Inc., First Lien, Initial CME Term Loan, 7.2%,
(3-month SOFR + 3.5%), 8/16/32 ...................... United States 8,499 8,503
23,391
a a a a a a
l
Food Products 0.0%
†
Froneri US, Inc., First Lien, CME Term Loan, B6, 6.127%,
(6-month SOFR + 2.5%), 9/30/32 ...................... United States 10,287 10,228
TreeHouse Foods, Inc., First Lien, Initial CME Term Loan,
7.894%, (1-month SOFR + 4.25%), 2/11/33 .............. United States 2,500 2,510
12,738
a a a a a a
Health Care Equipment & Supplies 0.0%
†
l
Bausch + Lomb Corp., First Lien, 2025-2 Refinancing CME Term
Loan, 7.394%, (1-month SOFR + 3.75%), 1/15/31 ......... United States 4,697 4,714
l
Hotels, Restaurants & Leisure 0.1%
1011778 BC ULC, First Lien, CME Term Loan, B5, 5.394%,
(1-month SOFR + 1.75%), 9/20/30 ..................... Canada 9,474 9,470
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B, 5.894%, (1-month SOFR + 2.25%), 2/06/30 ... United States 9,878 9,583
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
6.894%, (1-month SOFR + 3.25%), 1/29/29 .............. United States 14,706 14,708
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B, 5.482%, (3-month SOFR + 1.75%), 12/02/30 ...... Ireland 9,924 9,851
Penn Entertainment, Inc., First Lien, CME Term Loan, B, 5.644%,
(1-month SOFR + 2%), 5/30/33 ....................... United States 9,922 9,910

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
k
Senior Floating Rate Interests
(continued)
l
Hotels, Restaurants & Leisure (continued)
Raising Cane's Restaurants LLC, First Lien, First Amendment
New CME Term Loan, 5.62%, (1-month SOFR + 2%), 11/03/32 United States 7,082 $ 7,060
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan, 6.674%, (3-month SOFR + 3%), 4/04/29 ... United States 4,900 4,839
65,421
a a a a a a
Household Products 0.0%
†
l
Energizer Holdings, Inc., First Lien, Initial CME Term Loan,
5.639%, (1-month SOFR + 2%), 3/19/32 ................ United States 8,807 8,798
Independent Power and Renewable Electricity Producers 0.0%
†
l
Talen Energy Supply LLC, First Lien, 2025-1 Incremental CME
Term Loan, B, 5.644%, (1-month SOFR + 2%), 11/25/32 ..... United States 10,524 10,467
IT Services 0.0%
†
l
Fortress Intermediate 3, Inc., First Lien, CME Term Loan, B,
6.624%, (1-month SOFR + 3%), 6/27/31 ................ United States 9,851 9,820
l
Media 0.1%
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 7.735%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 3,031 3,039
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.175%, (3-month SOFR + 5.25%), 8/02/29 ....... United States 14,153 14,250
Nexstar Media, Inc., First Lien, CME Term Loan, B, 6.144%,
(1-month SOFR + 2.5%), 6/28/32 ...................... United States 9,950 9,863
27,152
a a a a a a
l
Oil, Gas & Consumable Fuels 0.0%
†
CQP Holdco LP, First Lien, CME Term Loan, B, 5.45%, (3-month
SOFR + 1.75%), 12/31/32 ........................... United States 9,975 9,931
Venture Global Calcasieu Pass LLC, First Lien, Initial CME Term
Loan, 6.954%, (6-month SOFR + 3.25%), 4/11/33 ......... United States 8,189 8,223
18,154
a a a a a a
Passenger Airlines 0.0%
†
l
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 5.925%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 9,925 9,927
l
Pharmaceuticals 0.1%
1261229 BC Ltd., First Lien, Initial CME Term Loan, 9.894%,
(1-month SOFR + 6.25%), 10/08/30 .................... United States 4,950 4,812
Endo Finance Holdings LP, First Lien, 2024 Refinancing CME
Term Loan, 7.37%, (1-month SOFR + 3.75%), 4/23/31 ...... United States 12,773 12,796
17,608
a a a a a a
Professional Services 0.0%
†
l
SS&C Technologies, Inc., First Lien, CME Term Loan, B8, 5.62%,
(1-month SOFR + 2%), 5/09/31 ....................... United States 9,322 9,314
l
Software 0.0%
†
Cloud Software Group, Inc., First Lien, Initial Dollar CME Term
Loan, B, 6.95%, (3-month SOFR + 3.25%), 8/16/32 ........ United States 1,505 1,307
c
CoreWeave Financing DDTL V LLC, First Lien, Delayed Draw
CME Term Loan, 8.1%, (1-day SOFR + 4.5%), 11/17/31 ..... United States 582 595

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
k
Senior Floating Rate Interests
(continued)
l
Software (continued)
Rocket Software, Inc., First Lien, CME Term Loan, 7.508%,
(1-month SOFR + 3.75%), 11/28/28 .................... United States 8,799 $ 8,382
10,284
a a a a a a
Textiles, Apparel & Luxury Goods 0.0%
†
l
Flash Charm, Inc., First Lien, CME Term Loan, B2, 7.163%,
(3-month SOFR + 3.5%), 3/02/28 ...................... United States 9,799 7,650
Wireless Telecommunication Services 0.0%
†
l
Connect Finco SARL, First Lien, Amendment No. 4 CME Term
Loan, 8.144%, (1-month SOFR + 4.5%), 9/13/29 .......... United Kingdom 4,826 4,846
Total Senior Floating Rate Interests (Cost $375,726) ...........................
371,784
Foreign Government and Agency Securities 0.3%
Brazil Government Bond , Senior Bond , 8.25% , 1/20/34 .......
Brazil 30,000 33,981
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 30,000 27,541
d
El Salvador Government Bond , Senior Bond , Reg S, 8.625% ,
2/28/29 ......................................... El Salvador 10,000 10,561
Mexico Government Bond , Senior Bond , 8.3% , 8/15/31 .......
Mexico 40,000 46,466
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 30,000 27,715
Philippines Government Bond , Senior Bond , 9.5% , 2/02/30 ....
Philippines 30,000 34,853
Poland Government Bond , 4.875% , 2/12/30 ...............
Poland 40,000 40,478
d
Romania Government Bond , Senior Bond , 144A, 2.875% , 5/26/28 Romania 30,000 EUR 33,992
Turkiye Government Bond , Senior Bond , 11.875% , 1/15/30 ....
Turkiye 30,000 35,587
Uruguay Government Bond , Senior Bond , 4.375% , 10/27/27 ...
Uruguay 33,333 33,382
Total Foreign Government and Agency Securities (Cost $324,779) ..............
324,556
Asset-Backed Securities 0.1%
Consumer Staples Distribution & Retail 0.1%
CVS Pass-Through Trust ,
6.036%, 12/10/28 .................................. United States 913 916
d
2013, 144A, 4.704%, 1/10/36 ......................... United States 28,130 26,271
27,187
a a a a a a
Financial Services 0.0%
†
l
Long Beach Mortgage Loan Trust , 2004-1 , A2 , FRN , 4.563% ,
( 1-month SOFR + 0.914% ), 2/25/34 . ................... United States 8,897 8,854
l
New Century Home Equity Loan Trust , 2003-4 , M1 , FRN , 4.888% ,
( 1-month SOFR + 1.239% ), 10/25/33 . .................. United States 14,914 14,913
l
Park Place Securities, Inc. , 2004-WCW2 , M3 , FRN , 4.813% ,
( 1-month SOFR + 1.164% ), 10/25/34 . .................. United States 4,683 4,654
28,421
a a a a a a
Total Asset-Backed Securities (Cost $56,743) .................................
55,608
Commercial Mortgage-Backed Securities 0.4%
Financial Services 0.4%
d
1166 Avenue of the Americas Commercial Mortgage Trust II ,
2005-C6A , A3 , 144A, 5.69% , 10/13/37 .................. United States 12,000 12,141
Barclays Commercial Mortgage Trust , 2019-C3 , C , 4.178% ,
5/15/52 ......................................... United States 10,000 9,213
m
BBCMS Mortgage Trust ,
2026-5C40, AS, FRN, 5.529%, 2/15/59 ................. United States 10,000 10,119

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
m
BBCMS Mortgage Trust, (continued)
2026-5C40, B, FRN, 5.78%, 2/15/59 ................... United States 15,000 $ 15,161
Benchmark Mortgage Trust , 2020-B17 , A2 , 2.211% , 3/15/53 ...
United States 6,448 6,105
m
CD Mortgage Trust , 2017-CD6 , B , FRN , 3.911% , 11/13/50 ..... United States 14,000 13,335
m
CFCRE Commercial Mortgage Trust , 2017-C8 , B , FRN , 4.199% ,
6/15/50 ......................................... United States 14,000 13,643
m
CGMS Commercial Mortgage Trust , 2017-B1 , AS , FRN , 3.711% ,
8/15/50 ......................................... United States 10,000 9,815
Citigroup Commercial Mortgage Trust ,
2016-C3, A4, 3.154%, 11/15/49 ....................... United States 21,000 20,881
2020-GC46, A2, 2.708%, 2/15/53 ...................... United States 10,691 10,134
m
COMM Mortgage Trust ,
2014-CR17, C, FRN, 4.941%, 5/10/47 .................. United States 15,000 14,635
2018-COR3, AM, FRN, 4.496%, 5/10/51 ................. United States 10,000 9,277
d,m,n
Credit Suisse Commercial Mortgage Trust , 2007-C2 , AX , IO,
144A, FRN , 0.029% , 1/15/49 ......................... United States 453,614 125
CSAIL Commercial Mortgage Trust ,
m
2015-C1, B, FRN, 3.891%, 4/15/50 .................... United States 20,111 19,671
2016-C6, AS, 3.346%, 1/15/49 ........................ United States 1,966 1,961
m
2016-C7, AS, FRN, 3.958%, 11/15/49 ................... United States 15,000 14,898
2019-C17, AS, 3.278%, 9/15/52 ....................... United States 13,000 11,829
m,n
2020-C19, XA, IO, FRN, 1.205%, 3/15/53 ................ United States 1,009,130 30,193
m,n
CSMC Trust , 2016-NXSR , XA , IO, FRN , 0.714% , 12/15/49 .... United States 420,075 34
m
GS Mortgage Securities Trust , 2015-GC30 , B , FRN , 4.094% ,
5/10/50 ......................................... United States 16,291 15,904
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2016-
JP3 , AS , 3.144% , 8/15/49 ........................... United States 10,000 9,728
m
JPMBB Commercial Mortgage Securities Trust , 2014-C18 , C ,
FRN , 4.659% , 2/15/47 .............................. United States 10,000 9,768
m
JPMCC Commercial Mortgage Securities Trust , 2017-JP5 , AS ,
FRN , 3.876% , 3/15/50 .............................. United States 10,000 9,768
m
JPMDB Commercial Mortgage Securities Trust ,
2018-C8, C, FRN, 4.913%, 6/15/51 .................... United States 11,000 10,091
n
2018-C8, XA, IO, FRN, 0.744%, 6/15/51 ................. United States 824,452 7,067
Morgan Stanley Bank of America Merrill Lynch Trust ,
d,m
2012-C5, E, 144A, FRN, 4.821%, 8/15/45 ............... United States 4,578 4,558
m
2013-C10, B, FRN, 4.081%, 7/15/46 ................... United States 10,300 9,799
m
2015-C22, C, FRN, 4.094%, 4/15/48 ................... United States 31,000 26,359
2016-C30, AS, 3.175%, 9/15/49 ....................... United States 19,000 18,787
m
2016-C32, AS, FRN, 3.994%, 12/15/49 ................. United States 22,000 21,679
Morgan Stanley Capital I Trust ,
d
2015-UBS8, D, 144A, 3.18%, 12/15/48 .................. United States 10,000 9,512
m,n
2018-H3, XA, IO, FRN, 0.944%, 7/15/51 ................. United States 984,358 12,483
d,m
VEGAS , 2024-GCS , D , 144A, FRN , 6.424% , 7/10/36 ......... United States 10,000 9,982
Wells Fargo Commercial Mortgage Trust ,
d
2016-C33, D, 144A, 3.123%, 3/15/59 ................... United States 2,510 2,461
d,m
2016-C34, D, 144A, FRN, 5.424%, 6/15/49 .............. United States 6,082 5,971
m
2020-C57, C, FRN, 4.157%, 8/15/53 ................... United States 16,000 14,680
d,m
WFRBS Commercial Mortgage Trust ,
o
2011-C3, D, 144A, FRN, 5.415%, 3/15/44 ............... United States 8,056 2,961
2013-C15, D, 144A, FRN, 4.286%, 8/15/46 .............. United States 9,951 7,020
431,748
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $445,230) .................
431,748

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities 12.0%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.5%
FHLMC Pool, 30 Year, 3%, 1/01/48 ...................... United States 475,340 $ 423,199
FHLMC Pool, 30 Year, 6.5%, 5/01/53 ..................... United States 9,052 9,373
432,572
Federal National Mortgage Association (FNMA) Fixed Rate 7.4%
FNMA, 4%, 1/01/57 .................................. United States 27,027 25,366
FNMA, 30 Year, 2.5%, 7/01/51 ......................... United States 699,004 585,024
FNMA, 30 Year, 3%, 4/01/46 - 11/01/48 ................... United States 309,014 276,099
p
Uniform Mortgage-Backed Securities, 2%, TBA, 8/25/56 ...... United States 50,000 39,922
p
Uniform Mortgage-Backed Securities, 2.5%, TBA, 7/25/41 ..... United States 800,000 751,000
p
Uniform Mortgage-Backed Securities, 2.5%, TBA, 8/25/41 ..... United States 800,000 747,999
p
Uniform Mortgage-Backed Securities, 2.5%, TBA, 7/25/56 ..... United States 100,000 83,320
p
Uniform Mortgage-Backed Securities, 2.5%, TBA, 8/25/56 ..... United States 1,880,000 1,570,534
p
Uniform Mortgage-Backed Securities, 3.5%, TBA, 8/25/56 ..... United States 600,000 544,008
p
Uniform Mortgage-Backed Securities, 4%, TBA, 7/25/56 ...... United States 50,000 46,953
p
Uniform Mortgage-Backed Securities, 4.5%, TBA, 7/25/56 ..... United States 300,000 289,172
p
Uniform Mortgage-Backed Securities, 5%, TBA, 7/25/41 - 7/25/56 United States 110,000 109,588
p
Uniform Mortgage-Backed Securities, 5%, TBA, 8/25/56 ...... United States 1,800,000 1,766,816
p
Uniform Mortgage-Backed Securities, 6%, TBA, 7/25/56 - 8/25/56 United States 200,000 204,119
p
Uniform Mortgage-Backed Securities, 6.5%, TBA, 7/25/56 ..... United States 100,000 103,500
7,143,420
Government National Mortgage Association (GNMA) Fixed Rate 4.1%
GNMA II, 30 Year, 5.5%, 7/20/53 ........................ United States 372,487 380,366
p
GNMA II, Single-family, 30 Year, 2%, 8/15/56 ............... United States 30,000 24,566
GNMA II, Single-family, 30 Year, 3%, 8/20/49 - 4/20/51 ....... United States 725,824 645,741
p
GNMA II, Single-family, 30 Year, 3%, 8/15/56 ............... United States 1,100,000 975,734
p
GNMA II, Single-family, 30 Year, 5.5%, 7/15/56 ............. United States 1,150,000 1,157,727
GNMA II, Single-family, 30 Year, 5.5%, 6/20/53 - 7/20/53 ...... United States 200,849 204,733
p
GNMA II, Single-family, 30 Year, 6%, 7/15/56 - 8/15/56 ....... United States 200,000 204,058
GNMA II, Single-family, 30 Year, 6.5%, 5/20/37 - 11/20/39 ..... United States 71,965 76,937
p
GNMA II, Single-family, 30 Year, 6.5%, 7/15/56 ............. United States 300,000 311,227
3,981,089
Total Mortgage-Backed Securities (Cost $11,896,658) ..........................
11,557,081
Residential Mortgage-Backed Securities 0.5%
Financial Services 0.5%
d
A&D Mortgage Trust , 2023-NQM4 , A1 , 144A, 7.472% , 9/25/68 . United States 46,363 46,552
l
Alternative Loan Trust ,
2006-OA10, 4A1, FRN, 4.143%, (1-month SOFR + 0.494%),
8/25/46 ......................................... United States 52,114 46,569
2006-OA7, 1A2, FRN, 4.684%, (12-month average of 1-year
CMT + 0.94%), 6/25/46 ............................. United States 30,294 30,212
d,l
Chase Home Lending Mortgage Trust , 2024-11 , A11 , 144A, FRN ,
4.878% , ( 30-day SOFR Average + 1.25% ), 11/25/55 ........ United States 34,619 34,781
m
Citigroup Mortgage Loan Trust, Inc. , 2005-2 , 1A2A , FRN , 5.683% ,
5/25/35 ......................................... United States 3,024 2,994
d,m
Ellington Financial Mortgage Trust , 2020-2 , A2 , 144A, FRN ,
1.486% , 10/25/65 .................................. United States 10,731 10,257
d,l
FHLMC STACR REMIC Trust ,
2022-DNA2, M1A, 144A, FRN, 4.928%, (30-day SOFR Average
+ 1.3%), 2/25/42 .................................. United States 6,305 6,306
2022-DNA5, M1A, 144A, FRN, 6.578%, (30-day SOFR Average
+ 2.95%), 6/25/42 ................................. United States 4,673 4,730
2025-DNA1, A1, 144A, FRN, 4.578%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 24,380 24,409

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
d,l
FHLMC STACR REMIC Trust, (continued)
2025-DNA3, M1, 144A, FRN, 4.728%, (30-day SOFR Average
+ 1.1%), 9/25/45 .................................. United States 7,001 $ 7,008
l
FNMA Connecticut Avenue Securities Trust ,
2016-C05, 2M2, FRN, 8.192%, (30-day SOFR Average +
4.564%), 1/25/29 .................................. United States 16,748 16,791
2016-C06, 1M2, FRN, 7.992%, (30-day SOFR Average +
4.364%), 4/25/29 .................................. United States 14,584 14,675
2016-C07, 2M2, FRN, 8.092%, (30-day SOFR Average +
4.464%), 5/25/29 .................................. United States 35,893 36,328
d
2024-R06, 1A1, 144A, FRN, 4.778%, (30-day SOFR Average +
1.15%), 9/25/44 ................................... United States 6,914 6,934
d
2025-R02, 1A1, 144A, FRN, 4.628%, (30-day SOFR Average +
1%), 2/25/45 ..................................... United States 7,679 7,692
d
2025-R02, 1M1, 144A, FRN, 4.778%, (30-day SOFR Average +
1.15%), 2/25/45 ................................... United States 3,195 3,196
d
2025-R03, 2A1, 144A, FRN, 5.078%, (30-day SOFR Average +
1.45%), 3/25/45 ................................... United States 5,623 5,652
d
2025-R04, 1M1, 144A, FRN, 4.828%, (30-day SOFR Average +
1.2%), 5/25/45 .................................... United States 6,865 6,872
d
2025-R06, 1A1, 144A, FRN, 4.528%, (30-day SOFR Average +
0.9%), 9/25/45 .................................... United States 8,492 8,500
d,l
J.P. Morgan Mortgage Trust , 2025-1 , A11 , 144A, FRN , 4.878% ,
( 30-day SOFR Average + 1.25% ), 6/25/55 ............... United States 41,015 40,962
d,m
RMF Buyout Issuance Trust , 2020-HB1 , A1 , 144A, FRN , 1.719% ,
10/25/50 ........................................ United States 33,164 31,237
d,m
Visio Trust , 2020-1 , A3 , 144A, FRN , 3.521% , 8/25/55 ........ United States 98,380 96,419
l
WaMu Mortgage Pass-Through Certificates Trust , 2005-AR9 ,
A1C3 , FRN , 4.723% , ( 1-month SOFR + 1.074% ), 7/25/45 ... United States 11,725 11,355
500,431
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $494,278) ..................
500,431
Agency Commercial Mortgage-Backed Securities 0.4%
Financial Services 0.4%
l
FHLMC ,
3065, DC, FRN, 8.738%, (-3 x 30-day SOFR Average +
19.517%), 3/15/35 ................................. United States 5,292 5,375
3408, EK, FRN, 10.875%, (-4 x 30-day SOFR Average +
25.332%), 4/15/37 ................................. United States 2,427 2,756
5387, DF, FRN, 4.828%, (30-day SOFR Average + 1.2%),
3/25/54 ......................................... United States 12,458 12,607
5391, FA, FRN, 4.828%, (30-day SOFR Average + 1.2%),
3/25/54 ......................................... United States 47,240 47,660
5393, FA, FRN, 4.828%, (30-day SOFR Average + 1.2%),
12/25/53 ........................................ United States 13,344 13,503
5438, FC, FRN, 4.728%, (30-day SOFR Average + 1.1%),
8/25/54 ......................................... United States 38,131 38,470
5440, FH, FRN, 4.728%, (30-day SOFR Average + 1.1%),
7/25/54 ......................................... United States 17,094 17,249
5446, DF, FRN, 4.778%, (30-day SOFR Average + 1.15%),
8/25/54 ......................................... United States 13,140 13,278
5466, FG, FRN, 4.578%, (30-day SOFR Average + 0.95%),
10/25/54 ........................................ United States 22,640 22,754
5499, CF, FRN, 4.628%, (30-day SOFR Average + 1%), 2/25/55 United States 44,062 44,353

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
l
FNMA ,
2024-10, FA, FRN, 4.728%, (30-day SOFR Average + 1.1%),
3/25/54 ......................................... United States 43,644 $ 43,834
2024-105, AF, FRN, 4.678%, (30-day SOFR Average + 1.05%),
1/25/55 ......................................... United States 33,738 34,033
2024-49, AF, FRN, 4.728%, (30-day SOFR Average + 1.1%),
7/25/54 ......................................... United States 38,811 39,155
2024-77, DF, FRN, 4.828%, (30-day SOFR Average + 1.2%),
10/25/53 ........................................ United States 2,500 2,531
2024-82, FE, FRN, 4.578%, (30-day SOFR Average + 0.95%),
11/25/54 ........................................ United States 10,427 10,480
2024-89, FA, FRN, 4.828%, (30-day SOFR Average + 1.2%),
12/25/54 ........................................ United States 14,804 14,980
2025-25, FB, FRN, 4.578%, (30-day SOFR Average + 0.95%),
4/25/55 ......................................... United States 10,127 10,183
2025-41, FA, FRN, 4.778%, (30-day SOFR Average + 1.15%),
6/25/54 ......................................... United States 9,852 9,967
GNMA ,
m,n
2015-H26, DI, IO, FRN, 2.387%, 10/20/65 ............... United States 28,546 1,482
m,n
2020-103, IO, FRN, 0.855%, 1/16/63 ................... United States 85,014 5,412
l
2024-78, QF, FRN, 4.709%, (30-day SOFR Average + 1.1%),
5/20/54 ......................................... United States 17,082 17,235
l
2025-169, FC, FRN, 4.609%, (30-day SOFR Average + 1%),
10/20/55 ........................................ United States 8,913 8,982
416,279
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $415,094) .........
416,279
Municipal Bonds 0.1%
Alabama 0.0%
†
Alabama Economic Settlement Authority , BP Settlement Fund ,
Revenue , 2016 B , 4.263% , 9/15/32 .................... United States 10,000 9,874
California 0.0%
†
State of California , GO , 4.35% , 11/01/32 ..................
United States 10,000 9,899
Florida 0.0%
†
State Board of Administration Finance Corp. , Florida Hurricane
Catastrophe Fund , Revenue , 2024 A , 5.526% , 7/01/34 ...... United States 5,000 5,203
Illinois 0.0%
†
State of Illinois , GO , 2026 A , 4.854% , 4/01/32 ..............
United States 5,000 5,010
Pennsylvania 0.0%
†
Philadelphia Authority for Industrial Development , City of
Philadelphia , Revenue , 2004 , NATL Insured , 6.55% , 10/15/28 United States 5,000 5,214
Redevelopment Authority of the City of Philadelphia , City of
Philadelphia , Revenue , 2026 A , 4.132% , 11/01/30 ......... United States 5,000 4,914
10,128
South Carolina 0.1%
South Carolina Public Service Authority , Revenue , 2009 F , 5.74% ,
1/01/30 ......................................... United States 15,000 15,360

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia 0.0%
†
Virginia Commonwealth University , Revenue , 2020 B , Refunding ,
2.124% , 11/01/30 .................................. United States 5,000 $ 4,554
Total Municipal Bonds (Cost $63,794) ........................................
60,028
Total Long Term Investments (Cost $70,610,215) ..............................
100,811,937
a
Short Term Investments 4.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 2.1%
h,q
U.S. Treasury Bills ,
3.37%, 7/16/26 ................................... United States 1,800,000 1,797,305
3.75%, 10/22/26 ................................... United States 200,000 197,651
1,994,956
Total U.S. Government and Agency Securities (Cost $1,995,020) ................
1,994,956
Shares
Management Investment Companies 2.3%
r,s
Putnam Short Term Investment Fund, Class P, 3.837% ....... United States 2,256,781 2,256,781
Total Management Investment Companies (Cost $2,256,781) ...................
2,256,781
t
Investments from Cash Collateral Received for
Loaned Securities 0.2%
Money Market Funds 0.2%
r,s
Putnam Cash Collateral Pool, LLC, 3.856% ................ United States 196,400 196,400
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $196,400) ...........................................................
196,400
Total Short Term Investments (Cost $4,448,201 ) ...............................
4,448,137
a
Total Investments (Cost $75,058,416) 109.0% .................................
$105,260,074
TBA Sale Commitments (5.2)% ..............................................
(4,977,711)
Other Assets, less Liabilities (3.8)% .........................................
(3,725,678)
Net Assets 100.0% .........................................................
$96,556,685
a a a
Principal
Amount
*
u
TBA Sale Commitments (5.2)%
Mortgage-Backed Securities (5.2)%
Federal National Mortgage Association (FNMA) Fixed Rate (2.1)%
Uniform Mortgage-Backed Securities ,
2.5%, TBA, 7/25/41 ................................ United States (800,000) (751,000)
2.5%, TBA, 7/25/56 ................................ United States (100,000) (83,320)
4%, TBA, 7/25/56 .................................. United States (50,000) (46,953)
4%, TBA, 8/25/56 .................................. United States (50,000) (46,703)
4.5%, TBA, 7/25/56 ................................ United States (300,000) (289,172)
4.5%, TBA, 8/25/56 ................................ United States (300,000) (287,168)

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
Uniform Mortgage-Backed Securities, (continued)
5%, TBA, 7/25/41 .................................. United States (30,000) $ (30,174)
5%, TBA, 7/25/56 .................................. United States (50,000) (49,328)
5%, TBA, 8/25/56 .................................. United States (50,000) (49,078)
6%, TBA, 7/25/56 .................................. United States (100,000) (102,211)
6.5%, TBA, 7/25/56 ................................ United States (100,000) (103,500)
6.5%, TBA, 8/25/56 ................................ United States (100,000) (103,331)
(1,941,938)
Government National Mortgage Association (GNMA) Fixed Rate (3.1)%
GNMA II, Single-family, 30 Year ,
5.5%, 7/15/56 .................................... United States (1,150,000) (1,157,726)
5.5%, 8/15/56 .................................... United States (1,150,000) (1,154,303)
6%, 7/15/56 ...................................... United States (100,000) (102,133)
6.5%, 7/15/56 .................................... United States (300,000) (311,227)
6.5%, 8/15/56 .................................... United States (300,000) (310,384)
(3,035,773)
Total TBA Sale Commitments (Proceeds $(4,978,979)) .........................
$(4,977,711)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at June 30, 2026. See Note 1 ( f ).
c
A portion or all of the security purchased on a delayed delivery basis. See Note 1 ( d ).
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2026, the aggregate value of these securities was $4,923,409, representing 5.1% of net assets.
e
Variable rate security. The rate shown represents the yield at period end.
f
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
g
See Note 8 regarding restricted securities.
h
The rate shown represents the yield at period end.
i
The coupon rate shown represents the rate at period end.
j
Perpetual security with no stated maturity date.
k
See Note 1 ( g ) regarding senior floating rate interests.
l
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
m
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
n
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
o
Defaulted security or security for which income has been deemed uncollectible. See Note 7 .
p
Security purchased on a to-be-announced (TBA) basis. See Note 1 ( d ).
q
A portion or all of the security has been segregated as collateral for certain derivative contracts. At June 30, 2026, the aggregate value of these securities pledged amounted to $1,616,653, representing 1.7% of net assets.
r
See Note 3 ( f ) regarding investments in affiliated management investment companies.
s
The rate shown is the annualized seven-day effective yield at period end.
t
See Note 1 ( f ) regarding securities on loan.
u
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
See Note 1 ( d ).

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2026, the Fund had the following futures contracts outstanding. See Note 1 ( e ).
At June 30, 2026, the Fund had the following forward exchange contracts outstanding. See Note 1 ( e ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI Emerging Markets Index .................. Long 1 $ 87,865 9/18/26 $ (3,222)
Russell 2000 E-Mini Index ...................... Short 22 3,350,160 9/18/26 (32,990)
S&P 500 E-Mini Index ......................... Short 33 12,454,612 9/18/26 (81,748)
S&P/TSX 60 Index ........................... Long 5 1,449,462 9/17/26 908
SPI 200 Index ............................... Short 9 1,367,114 9/17/26 21,108
TOPIX Index ................................ Long 4 984,778 9/10/26 25,942
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 15 1,648,359 9/21/26 3,854
U.S. Treasury 2 Year Notes ..................... Long 23 4,741,055 9/30/26 (7,692)
U.S. Treasury 5 Year Notes ..................... Long 51 5,459,391 9/30/26 (3,226)
U.S. Treasury Long Bonds ..................... Long 22 2,497,000 9/21/26 32,095
U.S. Treasury Ultra Bonds ...................... Long 14 1,626,188 9/21/26 27,972
Total Futures Contracts ...................................................................... $(16,999)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BOFA Buy 38,900 27,423 7/15/26 $ — $ (497)
Australian Dollar .... BZWS Buy 72,900 51,393 7/15/26 — (932)
Australian Dollar .... CITI Buy 38,500 27,143 7/15/26 — (494)
Australian Dollar .... GSCO Buy 75,100 52,938 7/15/26 — (955)
Australian Dollar .... HSBK Buy 6,700 4,855 7/15/26 — (218)
Australian Dollar .... MSCO Buy 279,300 196,446 7/15/26 — (3,119)
Australian Dollar .... SSBT Buy 42,700 30,103 7/15/26 — (547)
Australian Dollar .... TDOM Sell 791,900 554,932 7/15/26 6,791 —
Australian Dollar .... UBSW Buy 37,000 26,082 7/15/26 — (471)
Australian Dollar .... WPAC Buy 98,700 69,579 7/15/26 — (1,261)
Canadian Dollar .... BOFA Buy 1,204,900 875,266 7/15/26 — (25,193)
Canadian Dollar .... MSCO Buy 100 73 7/15/26 — (2)
Canadian Dollar .... WPAC Buy 28,300 20,557 7/15/26 — (591)
Israeli New Shekel .. BOFA Sell 36,300 11,856 7/15/26 — (347)
Israeli New Shekel .. BZWS Sell 3,500 1,143 7/15/26 — (33)
Israeli New Shekel .. GSCO Sell 644,100 210,397 7/15/26 — (6,120)
Israeli New Shekel .. HSBK Buy 93,200 30,441 7/15/26 889 —
Israeli New Shekel .. UBSW Sell 38,600 12,610 7/15/26 — (365)
New Zealand Dollar . MSCO Buy 14,300 8,389 7/15/26 — (263)
Chinese Yuan ...... MSCO Sell 1,212,500 179,505 8/12/26 448 —
Hong Kong Dollar ... BZWS Buy 52,600 6,736 8/12/26 — (19)
Hong Kong Dollar ... CITI Buy 18,800 2,408 8/12/26 — (7)
Hong Kong Dollar ... GSCO Buy 945,300 121,087 8/12/26 — (366)
Hong Kong Dollar ... HSBK Sell 1,761,900 225,662 8/12/26 657 —
Hong Kong Dollar ... MSCO Buy 26,300 3,368 8/12/26 — (10)

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Hong Kong Dollar ... SSBT Buy 525,300 67,176 8/12/26 $ — $ (92)
Hong Kong Dollar ... SSBT Sell 83,200 10,649 8/12/26 24 —
Hong Kong Dollar ... UBSW Sell 78,200 10,016 8/12/26 29 —
Japanese Yen ...... BOFA Buy 10,912,800 70,199 8/12/26 — (2,854)
Japanese Yen ...... BZWS Buy 8,700 56 8/12/26 — (2)
Japanese Yen ...... CITI Sell 64,018,600 411,820 8/12/26 16,748 —
Japanese Yen ...... HSBK Buy 557,200 3,556 8/12/26 — (117)
Japanese Yen ...... HSBK Sell 2,089,400 13,441 8/12/26 547 —
Japanese Yen ...... JPHQ Sell 164,309,800 1,034,874 8/12/26 20,885 —
Japanese Yen ...... MSCO Buy 167,872,200 1,062,382 8/12/26 — (26,408)
Japanese Yen ...... SSBT Buy 2,588,000 16,647 8/12/26 — (676)
Japanese Yen ...... UBSW Buy 31,363,900 199,371 8/12/26 — (5,818)
Singapore Dollar .... BOFA Buy 7,100 5,637 8/12/26 — (133)
Singapore Dollar .... BZWS Buy 4,600 3,652 8/12/26 — (86)
Singapore Dollar .... CITI Buy 45,500 35,552 8/12/26 — (277)
Singapore Dollar .... HSBK Buy 800 632 8/12/26 — (12)
Singapore Dollar .... HSBK Sell 3,400 2,700 8/12/26 64 —
Singapore Dollar .... MSCO Buy 26,200 20,804 8/12/26 — (492)
Singapore Dollar .... SSBT Buy 165,000 131,006 8/12/26 — (3,087)
Singapore Dollar .... SSBT Sell 77,700 60,984 8/12/26 746 —
British Pound ...... BOFA Buy 27,800 37,358 9/16/26 — (483)
British Pound ...... BZWS Buy 90,600 121,740 9/16/26 — (1,564)
British Pound ...... CITI Sell 298,400 400,690 9/16/26 4,879 —
British Pound ...... GSCO Sell 136,200 182,859 9/16/26 2,197 —
British Pound ...... HSBK Sell 36,400 48,865 9/16/26 582 —
British Pound ...... JPHQ Sell 138,500 185,936 9/16/26 2,223 —
British Pound ...... MSCO Buy 301,900 403,999 9/16/26 — (3,545)
British Pound ...... MSCO Sell 421,900 563,661 9/16/26 4,033 —
British Pound ...... SSBT Buy 91,400 122,589 9/16/26 — (1,352)
British Pound ...... TDOM Buy 26,200 35,151 9/16/26 — (398)
British Pound ...... UBSW Buy 11,200 15,028 9/16/26 — (172)
Danish Krone ...... BOFA Buy 425,700 66,420 9/16/26 — (1,076)
Danish Krone ...... BZWS Buy 466,700 72,494 9/16/26 — (857)
Danish Krone ...... BZWS Sell 147,400 22,996 9/16/26 370 —
Danish Krone ...... CITI Sell 364,200 56,807 9/16/26 903 —
Danish Krone ...... HSBK Buy 14,600 2,276 9/16/26 — (35)
Danish Krone ...... JPHQ Sell 48,100 7,499 9/16/26 116 —
Danish Krone ...... MSCO Sell 145,000 22,600 9/16/26 343 —
Danish Krone ...... SSBT Sell 163,700 25,505 9/16/26 377 —
Danish Krone ...... UBSW Buy 36,200 5,643 9/16/26 — (86)
Euro ............. BOFA Buy 156,500 182,341 9/16/26 — (2,944)
Euro ............. BZWS Sell 7,600 8,854 9/16/26 142 —
Euro ............. CITI Sell 47,700 55,550 9/16/26 871 —
Euro ............. GSCO Sell 43,600 50,759 9/16/26 780 —
Euro ............. HSBK Sell 1,158,400 1,339,914 9/16/26 12,026 —
Euro ............. MSCO Buy 829,300 961,979 9/16/26 — (11,343)
Euro ............. MSCO Sell 47,100 54,813 9/16/26 822 —
Euro ............. SSBT Buy 188,400 219,211 9/16/26 — (3,246)
Euro ............. TDOM Sell 303,400 353,051 9/16/26 5,261 —
Euro ............. UBSW Sell 37,000 43,063 9/16/26 649 —
Norwegian Krone ... BOFA Buy 19,000 1,994 9/16/26 — (77)
Norwegian Krone ... BZWS Buy 364,400 38,463 9/16/26 — (1,690)
Norwegian Krone ... CITI Buy 2,000 210 9/16/26 — (8)
Norwegian Krone ... GSCO Buy 9,700 1,016 9/16/26 — (37)
Norwegian Krone ... HSBK Buy 39,900 4,179 9/16/26 — (152)
Norwegian Krone ... JPHQ Sell 1,947,900 204,010 9/16/26 7,436 —
Norwegian Krone ... MSCO Buy 302,800 31,716 9/16/26 — (1,158)

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2026, the Fund had the following credit default swap contracts outstanding. See Note 1 ( e ).
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Norwegian Krone ... TDOM Buy 13,100 1,372 9/16/26 $ — $ (50)
Norwegian Krone ... UBSW Sell 70,300 7,363 9/16/26 269 —
Swedish Krona ..... BOFA Buy 464,900 49,211 9/16/26 — (1,057)
Swedish Krona ..... BZWS Buy 1,097,100 117,624 9/16/26 — (3,988)
Swedish Krona ..... CITI Buy 4,900 525 9/16/26 — (18)
Swedish Krona ..... GSCO Buy 13,400 1,435 9/16/26 — (47)
Swedish Krona ..... HSBK Buy 1,103,800 117,949 9/16/26 — (3,619)
Swedish Krona ..... MSCO Sell 157,400 16,839 9/16/26 536 —
Swedish Krona ..... SSBT Buy 314,700 33,639 9/16/26 — (1,043)
Swedish Krona ..... TDOM Buy 160,600 17,177 9/16/26 — (542)
Swedish Krona ..... WPAC Sell 3,145,900 336,507 9/16/26 10,659 —
Swiss Franc ....... BOFA Buy 61,400 78,187 9/16/26 — (1,543)
Swiss Franc ....... BZWS Buy 16,100 20,509 9/16/26 — (412)
Swiss Franc ....... CITI Sell 334,100 421,448 9/16/26 4,401 —
Swiss Franc ....... GSCO Sell 7,300 9,287 9/16/26 175 —
Swiss Franc ....... HSBK Buy 9,100 11,579 9/16/26 — (220)
Swiss Franc ....... JPHQ Buy 5,300 6,743 9/16/26 — (127)
Swiss Franc ....... MSCO Buy 31,600 40,204 9/16/26 — (759)
Swiss Franc ....... SSBT Sell 50,500 64,201 9/16/26 1,164 —
Swiss Franc ....... TDOM Buy 206,500 261,242 9/16/26 — (3,475)
Swiss Franc ....... UBSW Buy 5,600 7,124 9/16/26 — (134)
Total Forward Exchange Contracts ................................................... $109,042 $(129,121)
Net unrealized appreciation (depreciation) ............................................ $(20,079)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.HY.46 . 5.00% Quarterly 6/20/31 388,000 $ 31,496 $ 21,481 $ 10,015
Non-
Investment
Grade
CDX.NA.IG.46 .. 1.00% Quarterly 6/20/31 5,845,000 129,780 123,296 6,484
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $161,276 $144,777 $16,499
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CMBX.NA.BBB-.6 (3.00)% Monthly CITI 5/11/63 21,000 1,510 3,801 (2,291)
CMBX.NA.BBB-.6 (3.00)% Monthly JPHQ 5/11/63 22,000 1,582 4,906 (3,324)

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2026, the Fund had the following interest rate swap contracts outstanding. See Note 1(e).
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts (continued)
Contracts to Sell Protection
c,d
Traded Index
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 43,000 $ (3,092) $ (2,593) $ (499)
Investment
Grade
Total OTC Swap Contracts .............................................. $— $6,114 $(6,114)
Total Credit Default Swap Contracts .................................... $161,276 $ 150,891 $10,385
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.06% .... Annual 9/16/28 1,753,000 $ (1,166) $ (4,407) $ 3,241
Receive Fixed 4.04% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/28 4,487,000 1,284 9,889 (8,605)
Receive Floating 6-month
EURIBOR ........... Semi-Annual
Pay Fixed 2.94% .... Annual 9/16/28 32,000 EUR (144) (116) (28)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.02% .... Annual 9/16/31 459,000 (2,085) (2,188) 103
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.04% .... Annual 9/16/31 630,000 (3,426) (3,449) 23
Receive Fixed 4.08% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/33 12,000 94 41 53
Receive Fixed 4.16% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/36 1,890,000 19,574 12,756 6,818
Receive Fixed 4.18% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/36 175,000 2,097 1,406 691

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2026, the Fund had the following total return swap contracts outstanding. See Note 1(e) .
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Fixed 4.3% ... Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/56 701,000 $ 12,848 $ 4,765 $ 8,083
Receive Fixed 4.32% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/56 65,000 1,411 620 791
Total Interest Rate Swap Contracts ................................. $30,487 $ 19,317 $11,170
*
In U.S. dollars unless otherwise indicated.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
a
GSIIPGDL Index
#
..................... 0% At Maturity GSCO 9/30/26 3,885,815 $ (31,904)
BCFTUSAL Index
#
.................... 0% At Maturity BZWS 5/28/27 2,917,057 134,603
Short
b
GSIIPGSS Index
#
..................... 0% At Maturity GSCO 9/30/26 3,515,943 8,933
IBOXIG Index ........................ 1-day SOFR Quarterly JPHQ 12/20/26 300,000 (3,974)
BCFTUSAS Index
#
.................... 0% At Maturity BZWS 5/28/27 2,926,449 (84,336)
Total Return Swap Contracts .................................................................... $23,322
*
In U.S. dollars unless otherwise indicated.
#
Represents a custom index comprised of a basket of underlying instruments. The 50 largest components, and any individual component greater than 1% of basket value, are shown below.
a
The Fund receives the total return on the underlying instrument and pays a variable financing rate.
b
The Fund receives a variable financing rate and pays the total return on the underlying instrument.
Description Sector Shares Value
Percentage
value
GSIIPGDL
C ommon S tocks
Iberdrola SA Utilities 1,181 $ 29,483 0.76%
Airbnb, Inc. Consumer Discretionary 206 29,482 0.76%
Endesa SA Utilities 643 29,310 0.76%
Klepierre SA Real Estate 686 28,672 0.74%
Veralto Corp. Industrials 318 28,170 0.73%
Altria Group, Inc. Consumer Staples 378 27,176 0.70%
Cie Financiere Richemont SA Consumer Discretionary 115 26,537 0.69%
E.ON SE Utilities 1,266 26,089 0.68%
SS&C Technologies Holdings, Inc. Industrials 410 25,414 0.66%
Pepsico, Inc. Consumer Staples 188 25,405 0.66%
VICI Properties, Inc. Real Estate 955 25,358 0.66%

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description Sector Shares Value
Percentage
value
GSIIPGDL
Common Stocks (continued)
Colgate-Palmolive Co. Consumer Staples 274 $ 25,103 0.65%
Telia Co. AB Communication Services 5,131 25,029 0.65%
Travelers Cos., Inc. (The) Financials 76 24,950 0.65%
Chevron Corp. Energy 146 24,180 0.63%
Danske Bank A/S Financials 443 23,715 0.62%
Holcim AG Materials 256 23,148 0.60%
Allegion plc Industrials 163 22,926 0.59%
Simon Property Group, Inc. Real Estate 102 22,789 0.59%
AMETEK, Inc. Industrials 92 22,235 0.58%
Avery Dennison Corp. Materials 137 22,216 0.58%
Automatic Data Processing, Inc. Industrials 98 22,028 0.57%
Jack Henry & Associates, Inc. Financials 159 21,928 0.57%
Secom Co. Ltd. Industrials 544 21,626 0.56%
Conoco Phillips Energy 204 21,243 0.55%
National Bank of Canada Financials 135 21,233 0.55%
MSCI, Inc. Financials 38 21,180 0.55%
Kenvue, Inc. Consumer Staples 1,094 20,907 0.54%
Tokyo Gas Co. Ltd. Utilities 547 20,611 0.53%
BP PLC Energy 3,238 20,074 0.52%
George Weston Ltd. Consumer Staples 276 19,829 0.51%
Knorr-Bremse AG Industrials 169 19,645 0.51%
Kirin Holdings Co. Ltd. Consumer Staples 1,107 19,150 0.50%
Canadian Utilities Ltd. Utilities 513 19,073 0.49%
QBE Insurance Group Ltd. Financials 1,088 18,991 0.49%
Chubb Ltd. Financials 55 18,807 0.49%
Singapore Exchange Ltd. Financials 1,007 18,748 0.49%
Lockheed Martin Corp. Industrials 37 18,666 0.48%
Bristol-Myers Squibb Co. Health Care 323 18,612 0.48%
Deutsche Telekom AG Communication Services 682 18,604 0.48%
TotalEnergies SE Energy 232 18,037 0.47%
State Street Corp. Financials 106 17,965 0.47%
National Grid PLC Utilities 1,077 17,838 0.46%
Power Assets Holdings Ltd. Utilities 2,434 17,724 0.46%
Ipsen SA Health Care 92 17,674 0.46%
Hartford Insurance Group, Inc. (The) Financials 133 17,587 0.46%
Danone SA Consumer Staples 214 17,535 0.45%
Fortum Oyj Utilities 747 17,325 0.45%
Telenor ASA Communication Services 1,186 16,997 0.44%
Oversea-Chinese Banking Corp. Ltd. Financials 876 16,784 0.44%
Description Sector Shares Value
Percentage
value
BCFTUSAL
C ommon S tocks
Lam Research Corp. Information Technology 114 49,182 1.61%
Applied Materials, Inc. Information Technology 62 45,171 1.48%
Toll Brothers, Inc. Consumer Discretionary 253 41,670 1.36%
United Airlines Holdings, Inc. Industrials 304 41,379 1.35%
Astera Labs, Inc. Information Technology 84 40,408 1.32%
GE Vernova, Inc. Industrials 34 40,190 1.32%
Virtu Financial, Inc. Financials 672 40,019 1.31%
Exelixis, Inc. Health Care 733 39,871 1.30%
Citigroup, Inc. Financials 284 39,760 1.30%
State Street Corp. Financials 231 39,184 1.28%
Valero Energy Corp. Energy 147 38,240 1.25%
Arista Networks, Inc. Information Technology 224 38,116 1.25%

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description Sector Shares Value
Percentage
value
BCFTUSAL
Common Stocks (continued)
Natera, Inc. Health Care 140 $ 38,002 1.24%
Sandisk Corp. Information Technology 16 36,886 1.21%
Cadence Design Systems, Inc. Information Technology 96 36,007 1.18%
Freeport-McMoRan, Inc. Materials 569 35,788 1.17%
Johnson Controls International plc Industrials 242 35,415 1.16%
Edison International Utilities 473 35,213 1.15%
Curtiss-Wright Corp. Industrials 46 35,196 1.15%
Unum Group Financials 382 34,131 1.12%
Affiliated Managers Group, Inc. Financials 101 34,050 1.11%
Axis Capital Holdings Ltd. Financials 308 33,076 1.08%
Cheniere Energy, Inc. Energy 133 31,716 1.04%
General Motors Co. Consumer Discretionary 404 31,135 1.02%
Cirrus Logic, Inc. Information Technology 205 30,509 1.00%
MGIC Investment Corp. Financials 1,081 30,484 1.00%
Allison Transmission Holdings, Inc. Industrials 270 30,400 1.00%
Regeneron Pharmaceuticals, Inc. Health Care 47 29,073 0.95%
Synchrony Financial Financials 379 28,821 0.94%
Rubrik, Inc. Information Technology 347 27,891 0.91%
NRG Energy, Inc. Utilities 190 27,732 0.91%
Everpure, Inc. Information Technology 352 27,697 0.91%
Flex Ltd. Information Technology 170 27,515 0.90%
QUALCOMM, Inc. Information Technology 147 27,201 0.89%
eBay, Inc. Consumer Discretionary 241 26,975 0.88%
Vornado Realty Trust Real Estate 681 26,762 0.88%
Spotify Technology SA Communication Services 58 26,410 0.86%
Booking Holdings, Inc. Consumer Discretionary 145 25,904 0.85%
Ciena Corp. Information Technology 52 25,292 0.83%
AutoNation, Inc. Consumer Discretionary 134 24,980 0.82%
Textron, Inc. Industrials 262 24,069 0.79%
American International Group, Inc. Financials 319 23,763 0.78%
Equitable Holdings, Inc. Financials 541 23,735 0.78%
Millicom International Cellular SA Communication Services 258 23,386 0.77%
Manhattan Associates, Inc. Information Technology 168 23,369 0.77%
Boyd Gaming Corp. Consumer Discretionary 258 22,775 0.75%
Ventas, Inc. Real Estate 252 22,376 0.73%
MGM Resorts International Consumer Discretionary 465 22,224 0.73%
DoorDash, Inc. Consumer Discretionary 118 21,767 0.71%
Iridium Communications, Inc. Communication Services 374 20,505 0.67%
Description Sector Shares Value
Percentage
value
GSIIPGSS
C ommon S tocks
Straumann Holding AG Health Care 207 27,328 0.78%
CenterPoint Energy, Inc. Utilities 583 25,693 0.74%
Entergy Corp. Utilities 224 25,692 0.74%
Dominion Energy, Inc. Utilities 372 25,421 0.73%
Southern Co. (The) Utilities 262 25,117 0.72%
Enbridge, Inc. Energy 439 23,801 0.68%
ONEOK, Inc. Energy 269 23,397 0.67%
Visa, Inc. Financials 68 23,353 0.67%
Hermes International SCA Consumer Discretionary 13 23,258 0.67%
American Water Works Co., Inc. Utilities 177 23,235 0.67%
International Paper Co. Materials 607 23,128 0.66%
Walmart, Inc. Consumer Staples 202 22,912 0.66%
Ingersoll Rand, Inc. Industrials 278 22,760 0.65%

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description Sector Shares Value
Percentage
value
GSIIPGSS
Common Stocks (continued)
Orange SA Communication Services 1,197 $ 22,580 0.65%
Ferrovial NV Industrials 328 22,504 0.64%
Eaton Corp. PLC Industrials 53 22,371 0.64%
Heineken NV Consumer Staples 259 21,786 0.62%
Cellnex Telecom SA Communication Services 719 21,496 0.62%
Diamondback Energy, Inc. Energy 121 21,291 0.61%
Waste Connections, Inc. Industrials 126 21,044 0.60%
Realty Income Corp. Real Estate 339 20,999 0.60%
Land Securities Group PLC Real Estate 2,423 20,939 0.60%
Duke Energy Corp. Utilities 164 20,723 0.59%
Swiss Life Holding AG Financials 19 20,692 0.59%
Singapore Telecommunications Ltd. Communication Services 5,835 19,895 0.57%
Fifth Third Bancorp Financials 347 19,557 0.56%
Coca-Cola Europacific Partners PLC Consumer Staples 189 18,894 0.54%
Coca-Cola Co. (The) Consumer Staples 232 18,884 0.54%
Wilmar International Ltd. Consumer Staples 6,658 18,583 0.53%
British American TobacCo. PLC Consumer Staples 294 18,238 0.52%
WEC Energy Group, Inc. Utilities 156 18,227 0.52%
Aker BP ASA Energy 594 18,196 0.52%
Beiersdorf AG Consumer Staples 207 17,848 0.51%
Hong Kong & China Gas Co. Ltd. Utilities 21,530 17,846 0.51%
Pernod Ricard SA Consumer Staples 241 17,605 0.50%
Xcel Energy, Inc. Utilities 214 17,182 0.49%
Zurich Insurance Group AG Financials 23 17,003 0.49%
Equifax, Inc. Industrials 106 16,850 0.48%
Union Pacific Corp. Industrials 61 16,634 0.48%
Emerson Electric Co. Industrials 115 16,478 0.47%
Lennar Corp. Consumer Discretionary 182 16,445 0.47%
Alliant Energy Corp. Utilities 211 16,070 0.46%
EQT AB Financials 560 15,868 0.45%
TELUS Corp. Communication Services 1,490 15,757 0.45%
Paychex, Inc. Industrials 160 15,733 0.45%
Linde PLC Materials 30 15,639 0.45%
Palo Alto Networks, Inc. Information Technology 45 15,463 0.44%
Exelon Corp. Utilities 330 15,363 0.44%
Legal & General Group PLC Financials 3,962 15,039 0.43%
Genuine Parts Co. Consumer Discretionary 127 15,009 0.43%
Description Sector Shares Value
Percentage
value
BCFTUSAS
C ommon S tocks
Dell Technologies, Inc. Information Technology 120 51,798 1.72%
MKS, Inc. Information Technology 110 48,760 1.62%
Micron Technology, Inc. Information Technology 41 47,192 1.56%
Entegris, Inc. Information Technology 241 43,383 1.44%
Brown & Brown, Inc. Financials 643 41,226 1.37%
Arthur J Gallagher & Co. Financials 180 41,222 1.37%
Roivant Sciences Ltd. Health Care 1,136 40,197 1.33%
Coherent Corp. Information Technology 96 37,886 1.26%
DT Midstream, Inc. Energy 239 35,050 1.16%
Royal Caribbean Cruises Ltd. Consumer Discretionary 109 34,751 1.15%
Loar Holdings, Inc. Industrials 419 33,804 1.12%
Texas Instruments, Inc. Information Technology 113 33,603 1.11%
LPL Financial Holdings, Inc. Financials 116 32,729 1.09%
Diamondback Energy, Inc. Energy 185 32,464 1.08%

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description Sector Shares Value
Percentage
value
BCFTUSAS
Common Stocks (continued)
Take-Two Interactive Software, Inc. Communication Services 127 $ 31,862 1.06%
Bunge Global SA Consumer Staples 298 31,766 1.05%
Norwegian Cruise Line Holdings Ltd. Consumer Discretionary 1,491 31,468 1.04%
Monolithic Power Systems, Inc. Information Technology 22 30,448 1.01%
Lumentum Holdings, Inc. Information Technology 35 30,361 1.01%
Kinsale Capital Group, Inc. Financials 85 28,182 0.93%
Synopsys, Inc. Information Technology 62 27,626 0.92%
Quanta Services, Inc. Industrials 37 26,436 0.88%
Ryan Specialty Holdings, Inc. Financials 698 26,350 0.87%
Lithia Motors, Inc. Consumer Discretionary 90 26,159 0.87%
CH Robinson Worldwide, Inc. Industrials 138 26,054 0.86%
Affirm Holdings, Inc. Financials 317 25,870 0.86%
Oracle Corp. Information Technology 175 25,577 0.85%
BWX Technologies, Inc. Industrials 130 25,393 0.84%
Ross Stores, Inc. Consumer Discretionary 119 25,245 0.84%
Gen Digital, Inc. Information Technology 994 24,741 0.82%
GLOBALFOUNDRIES, Inc. Information Technology 290 23,888 0.79%
SoFi Technologies, Inc. Financials 1,302 23,341 0.77%
nVent Electric PLC Industrials 135 22,897 0.76%
Aurora Innovation, Inc. Information Technology 3,349 22,837 0.76%
RPM International, Inc. Materials 205 22,787 0.76%
Royal Gold, Inc. Materials 114 22,777 0.76%
Primo Brands Corp. Consumer Staples 917 22,405 0.74%
Stanley Black & Decker, Inc. Industrials 238 22,360 0.74%
Watsco, Inc. Industrials 51 21,408 0.71%
Healthcare Realty Trust, Inc. Real Estate 1,055 21,270 0.71%
Blue Owl Capital, Inc. Financials 2,379 20,814 0.69%
Jack Henry & Associates, Inc. Financials 149 20,566 0.68%
Somnigroup International, Inc. Consumer Discretionary 260 20,407 0.68%
Albemarle Corp. Materials 148 19,929 0.66%
T Rowe Price Group, Inc. Financials 172 19,572 0.65%
Tyler Technologies, Inc. Information Technology 63 18,397 0.61%
Domino's Pizza, Inc. Consumer Discretionary 61 18,162 0.60%
NU Holdings Ltd. Financials 1,354 18,094 0.60%
Motorola Solutions, Inc. Information Technology 44 18,081 0.60%
Agree Realty Corp. Real Estate 233 17,633 0.59%
See Note 9 regarding other derivative information.
See A bbreviations on page 70 .

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
Global Asset
Allocation Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $72,605,235
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 2,453,181
Value - Unaffiliated issuers (Includes securities loaned of $191,888) ................................... $102,806,893
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 2,453,181
Cash .................................................................................... 7,480
Receivables:
Receivable for sales of TBA securities (Note 1 d ) .................................................. 4,975,773
Capital shares sold ........................................................................ 119,368
Dividends and interest ..................................................................... 276,947
European Union tax reclaims (Note 1 h ) ......................................................... 68,640
Deposits with brokers for:
Centrally cleared swap contracts ............................................................ 315,558
OTC swap contracts (upfront payments ) .......................................................... 8,707
Unrealized appreciation on OTC forward exchange contracts .......................................... 109,042
Unrealized appreciation on OTC swap contracts .................................................... 143,536
Prepaid expenses .......................................................................... 43,934
Total assets .......................................................................... 111,329,059
Liabilities:
Payables:
Investment securities purchased .............................................................. 26,284
Payable for purchases of TBA securities (Note 1 d ) ................................................ 8,917,970
Capital shares redeemed ................................................................... 75,216
Management fees ......................................................................... 44,585
Administrative fees ........................................................................ 554
Distribution fees .......................................................................... 5,788
Transfer agent fees ........................................................................ 11,584
Trustees' fees and expenses ................................................................. 62,044
Variation margin on futures contracts ........................................................... 120,962
Variation margin on centrally cleared swap contracts ............................................... 13,282
OTC swap contracts (upfront receipts ) ........................................................... 2,593
Unrealized depreciation on OTC swap contracts .................................................... 126,328
Unrealized depreciation on OTC forward exchange contracts .......................................... 129,121
TBA sale commitments, at value (proceeds $4,978,979) (Note 1d) ...................................... 4,977,711
Payable upon return of securities loaned (Note 1 f ) .................................................. 196,400
Accrued expenses and other liabilities ........................................................... 61,952
Total liabilities ......................................................................... 14,772,374
Net assets, at value ................................................................. $96,556,685
Net assets consist of:
Paid-in capital ............................................................................. $63,019,685
Total distributable earnings (losses) ............................................................. 33,537,000
Net assets, at value ................................................................. $96,556,685

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam VT
Global Asset
Allocation Fund
Class IA:
Net assets, at value ....................................................................... $68,541,127
Shares outstanding ........................................................................ 3,723,399
Net asset value and maximum offering price per share
a
............................................. $18.41
Class IB:
Net assets, at value ....................................................................... $28,015,558
Shares outstanding ........................................................................ 1,482,731
Net asset value and maximum offering price per share
a
............................................. $18.89
a
Net asset value per share may not recalculate due to rounding.

Putnam Variable Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
Global Asset
Allocation Fund
Investment income:
Dividends: (net of foreign taxes of $20,216)
Unaffiliated issuers ........................................................................ $545,610
Non-controlled affiliates (Note 3 f ) ............................................................. 56,541
Interest:
Unaffiliated issuers ........................................................................ 474,489
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (456)
Non-controlled affiliates (Note 3 f ) ............................................................. 790
Other income (Note 1 h ) ...................................................................... 303
Total investment income ................................................................... 1,077,277
Expenses:
Management fees (Note 3 a ) ................................................................... 271,102
Administrative fees (Note 3 b ) .................................................................. 715
Distribution fees: (Note 3c )
    Class IB ................................................................................ 35,021
Transfer agent fees: (Note 3d )
    Class IA ................................................................................ 23,901
    Class IB ................................................................................ 9,906
Custodian fees ............................................................................ 1,395
Reports to shareholders fees .................................................................. 12,852
Professional fees ........................................................................... 62,473
Trustees' fees and expenses (Note 3 e ) ........................................................... 2,016
Other .................................................................................... 2,506
Total expenses ......................................................................... 421,887
Net investment income ................................................................ 655,390
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 7,916,335
Foreign currency transactions ................................................................ 6,288
Forward exchange contracts ................................................................. (18,527)
Futures contracts ......................................................................... (1,133,107)
TBA sale commitments ..................................................................... (5,812)
Swap contracts ........................................................................... (44,507)
Net realized gain (loss) .................................................................. 6,720,670
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (224,015)
Translation of other assets and liabilities denominated in foreign currencies .............................. (3,686)
Unfunded loan commitments ................................................................. (9)
Forward exchange contracts ................................................................. (20,352)
Futures contracts ......................................................................... 114,520
TBA sale commitments ..................................................................... 6,077
Swap contracts ........................................................................... 60,938
Net change in unrealized appreciation (depreciation) ............................................ (66,527)
Net realized and unrealized gain (loss) ............................................................ 6,654,143
Net increase (decrease) in net assets resulting from operations .......................................... $7,309,533

Putnam Variable Trust
Financial Statements
Statements of Changes in Net Assets
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The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam VT Global Asset Allocation Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $655,390 $1,587,062
Net realized gain (loss) ................................................. 6,720,670 7,337,438
Net change in unrealized appreciation (depreciation) ........................... (66,527) 4,757,648
Net increase (decrease) in net assets resulting from operations ................ 7,309,533 13,682,148
Distributions to shareholders:
Class IA ............................................................ (7,991,544) (9,866,995)
Class IB ............................................................ (3,130,076) (4,541,243)
Total distributions to shareholders .......................................... (11,121,620) (14,408,238)
Capital share transactions: (Note 2 )
Class IA ............................................................ 2,260,027 1,216,086
Class IB ............................................................ 822,673 (6,003,260)
Total capital share transactions ............................................ 3,082,700 (4,787,174)
Net increase (decrease) in net assets ................................... (729,387) (5,513,264)
Net assets:
Beginning of period ..................................................... 97,286,072 102,799,336
End of period .......................................................... $96,556,685 $97,286,072

Putnam Variable Trust
Notes to Financial Statements (unaudited)
Putnam VT Global Asset Allocation Fund

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Semiannual Report
1. Organization and Significant Accounting Policies
Putnam Variable Trust  (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of twenty separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. Putnam VT
Global Asset Allocation Fund (Fund) is included in this report.
Shares of the Fund are generally sold only to insurance
company separate accounts to fund the benefits of variable
life insurance policies or variable annuity contracts. At June
30, 2026, 40.6% of the Fund's shares were held through one
insurance company. Investment activities of these insurance
company separate accounts could have a material impact
on the Fund. The Fund offers two classes of shares: Class
IA and Class IB. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Global Asset Allocation Fund
(continued)
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Global Asset Allocation Fund
(continued)
than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date.
The Fund may also enter into TBA sale commitments
to hedge its portfolio positions, to sell mortgage-backed
securities it owns under delayed delivery arrangements
or to take a short position in mortgage-backed securities.
Proceeds of TBA sale commitments are not received until
the contractual settlement date. During the time a TBA sale
commitment is outstanding, either equivalent deliverable
securities or an offsetting TBA purchase commitment
deliverable on or before the sale commitment date are
held as “cover” for the transaction, or other liquid assets
in an amount equal to the notional value of the TBA sale
commitment are segregated. If the TBA sale commitment is
closed through the acquisition of an offsetting TBA purchase commitment, the Fund realizes a gain or loss. If the Fund
delivers securities under the commitment, the Fund realizes
a gain or a loss from the sale of the securities based upon
the unit price established at the date the commitment was
entered into.
TBA commitments, which are accounted for as purchase and
sale transactions, may be considered securities themselves,
and involve a risk of loss due to changes in the value of
the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the Fund and the counterparty.
Unsettled TBA commitments are valued at their fair value
according to the procedures described in the Financial
Instrument Valuation note. The contract is marked to market
daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. Based on market circumstances,
the investment manager will determine whether to take
delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
e. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/
or limit the decline in net assets over various periods of
time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right
to net and close-out all transactions traded, whether or
not arising under the ISDA agreement, to one net amount
payable by one counterparty to the other. However, absent
an event of default or early termination, OTC derivative
assets and liabilities are presented gross and not offset in
1. Organization and Significant Accounting Policies
(continued)
c. Stripped Securities
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Putnam VT Global Asset Allocation Fund
(continued)
the Statement of Assets and Liabilities. Early termination
by the counterparty may result in an immediate payment
by the Fund of any net liability owed to that counterparty
under the ISDA agreement. At June 30, 2026, the Fund had
OTC derivatives in a net liability position by counterparty of
$121,388.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
and equity price risk. A futures contract is an agreement
between the Fund and a counterparty to buy or sell an asset
at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value
is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Futures contracts outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Global Asset Allocation Fund
(continued)
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return
linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term
of the contract, contractually required payments to be paid
or received are accrued daily and recorded as unrealized
appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss. Total return swap contracts outstanding at period end, if any, are listed in the Fund's Schedule of Investments.
See Note 9  regarding other derivative information.
f. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in the Putnam Cash Collateral Pool, LLC, a limited liability company, an affiliate of Putnam Management. The Fund
may receive income from the investment of cash collateral,
in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund‘s Schedule of Investments.
g. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
h. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Fund invests. In
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Global Asset Allocation Fund
(continued)
some cases, the Fund may be entitled to reclaim all or a
portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statement of
Assets and Liabilities and dividend income in the Statement
of Operations. In many cases, however, the Fund may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, the Fund records an estimated
deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
i. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Facility fees are recognized as income over the expected
term of the loan. Dividends from net investment income are
normally declared daily; these dividends may be reinvested
or paid monthly to shareholders. Distributions from net
realized gains and other distributions, if any, are recorded on ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
j. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
1. Organization and Significant Accounting Policies
(continued)
h. Income and Deferred Taxes
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Putnam VT Global Asset Allocation Fund
(continued)
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
k. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2026
Year Ended
December 31, 2025
Shares Amount Shares Amount
Class IA Shares: (301245) –
Shares sold ................................... 27,123 $517,185 53,240 $997,594
Shares issued in reinvestment of distributions .......... 482,290 7,991,544 588,372 9,866,995
Shares redeemed ............................... (334,304) (6,248,702) (515,476) (9,648,503)
Net increase (decrease) .......................... 175,109 $2,260,027 126,136 $1,216,086
Class IB Shares: 207978 –
Shares sold ................................... 61,723 $1,160,074 419,858 $8,530,884
Shares issued in reinvestment of distributions .......... 183,906 3,130,076 264,640 4,541,222
Shares redeemed ............................... (181,987) (3,467,477) (956,118) (19,075,366)
Net increase (decrease) .......................... 63,642 $822,673 (271,620) $(6,003,260)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
The Putnam Advisory Company, LLC (PAC) Subadvisor
Templeton Asset Management Ltd. (TAML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
1. Organization and Significant Accounting Policies
(continued)
j. Accounting Estimates
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Global Asset Allocation Fund
(continued)
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended June 30, 2026, the annualized gross effective investment management fee rate was 0.567% of the
Fund’s average daily net assets.
Under a subadvisory agreement, Putnam Management provides portfolio management and certain other advisory and related services to the Fund. With respect to the portfolio management services, Advisers pays a fee to Putnam Management based on the average net asset value of the Fund and with respect to the other advisory and related services, Advisers pays a fee to
Putnam Management based on the costs of Putnam Management in providing these services to the Fund. These fees are not an additional expense to the Fund.
Under a subadvisory agreement, PAC provides subadvisory services to the Fund. The subadvisory fee is paid by
Advisers based on the average net assets managed by PAC, and is not an additional expense of the Fund.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
Effective August 1, 2026, under a subadvisory agreement, TAML, an affiliate of Advisers, will provide subadvisory services to the Fund. The subadvisory fee will be paid by Advisers based on the average net assets managed by TAML, and is not an additional expense of the Fund. Effective August 1, 2026, the subadvisory agreement was terminated for PAC.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
Annualized Fee Rate Net Assets
0.750% of the first $5 billion,
0.700% of the next $5 billion,
0.650% of the next $10 billion,
0.600% of the next $10 billion,
0.550% of the next $50 billion,
0.530% of the next $50 billion,
0.520% of the next $100 billion and
0.515% of any excess thereafter.
3. Transactions with Affiliates
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Global Asset Allocation Fund
(continued)
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.07% of the Fund’s average daily net assets.
e. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2026, the Fund held investments in affiliated management investment companies as follows:
Maximum % Approved %
Class IB .................................................................. 0.35% 0.25%
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam VT Global Asset Allocation Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.837% ...... $5,284,771 $38,378,195 $(41,406,185) $— $— $2,256,781 2,256,781 $56,541
3. Transactions with Affiliates
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Global Asset Allocation Fund
(continued)
g. Waiver and Expense Reimbursements
Advisers has contractually agreed, through April 30, 202 8 , to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the
Fund’s average net assets over such fiscal year-to-date period. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the period ended June 30, 2026, there were no credits earned.
5. Income Taxes
At June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, wash sales, EU reclaims, passive foreign investment company shares, tax straddles and derivative financial instruments.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2026, aggregated
$72,830,801 and $86,774,654, respectively.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam VT Global Asset Allocation Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 3.856% ............. $— $806,644 $(610,244) $— $— $196,400 196,400 $790
Total Affiliated Securities ... $5,284,771 $39,184,839 $(42,016,429) $— $— $2,453,181 $57,331
Cost of investments .......................................................................... $74,363,293
Unrealized appreciation ........................................................................ $33,182,342
Unrealized depreciation ........................................................................ (7,085,265)
Net unrealized appreciation (depreciation) .......................................................... $26,097,077
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT Global Asset Allocation Fund
(continued)
At June 30, 2026, in connection with securities lending transactions, the Fund loaned equity investments and received
$196,400 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Defaulted Securities
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At June 30,
2026, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2026, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
9. Other Derivative Information
At June 30, 2026, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Shares Issuer
Acquisition
Date Cost Value
Putnam VT Global Asset Allocation Fund
783 Hologic, Inc., CVR, 12/31/27 ................... 4/08/26 $ 8 $ 8
Total Restricted Securities (Value is 0.0%
†
of Net Assets) .............. $8 $8
†
Rounds to less than 0.1% of net assets.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam VT Global Asset Allocation Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 63,921
a
Variation margin on futures
contracts
$ 10,918
a
Variation margin on centrally
cleared swap contracts
19,803
a
Variation margin on centrally
cleared swap contracts
8,633
a
Unrealized appreciation on OTC
swap contracts
— Unrealized depreciation on OTC
swap contracts
3,974
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
109,042 Unrealized depreciation on OTC
forward exchange contracts
129,121
6. Investment Transactions
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT Global Asset Allocation Fund
(continued)
For the period ended June 30, 2026, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2026, the average month end notional amount of futures contracts and swap contracts represented $37,608,552 and $27,163,827. The average month end contract value of forward exchange contracts was $7,469,937.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam VT Global Asset Allocation Fund (continued)
Credit contracts ............
Variation margin on centrally
cleared swap contracts
$ 16,499
a
Variation margin on centrally
cleared swap contracts
$ —
OTC swap contracts (upfront
payments)
8,707 OTC swap contracts (upfront
receipts)
2,593
Unrealized appreciation on OTC
swap contracts
— Unrealized depreciation on OTC
swap contracts
6,114
Equity contracts ...........
Variation margin on futures
contracts
47,958
a
Variation margin on futures
contracts
117,960
a
Unrealized appreciation on OTC
swap contracts
143,536 Unrealized depreciation on OTC
swap contracts
116,240
Total .................... $409,466 $395,553
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam VT Global Asset Allocation Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(205,317) Futures contracts $115,091
Swap contracts (48,985) Swap contracts 18,684
Foreign exchange contracts .....
Forward exchange contracts (18,527) Forward exchange contracts (20,352)
Credit contracts ...............
Swap contracts 18,073 Swap contracts 16,970
Equity contracts ..............
Futures contracts (927,790) Futures contracts (571)
Swap contracts (13,595) Swap contracts 25,284
Total ....................... $(1,196,141) $155,106
9. Other Derivative Information
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT Global Asset Allocation Fund
(continued)
See Note 1(e) regarding derivative financial instruments.
See Abbreviations on page 81 .
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2026, the Fund did not use the
Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam VT Global Asset Allocation Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 1,399,202 $ 192,282 $ — $ 1,591,484
Air Freight & Logistics ................... 195,537 36,356 — 231,893
Automobile Components ................. 137,876 60,284 — 198,160
Automobiles .......................... 1,067,833 64,570 — 1,132,403
Banks ............................... 2,281,730 1,724,381 — 4,006,111
Beverages ........................... 772,993 86,503 — 859,496
Biotechnology ......................... 1,691,262 8,499 — 1,699,761
Broadline Retail ....................... 2,466,160 165,705 — 2,631,865
Building Products ...................... 237,880 — — 237,880
Capital Markets ........................ 2,244,792 308,456 — 2,553,248
Chemicals ........................... 967,780 101,659 — 1,069,439
9. Other Derivative Information
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Global Asset Allocation Fund
(continued)
Level 1 Level 2 Level 3 Total
Putnam VT Global Asset Allocation Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Commercial Services & Supplies ........... $ 222,281 $ — $ — $ 222,281
Communications Equipment .............. 800,709 92,558 — 893,267
Construction & Engineering ............... 274,747 161,681 — 436,428
Construction Materials .................. — 77,540 — 77,540
Consumer Finance ..................... 385,415 — — 385,415
Consumer Staples Distribution & Retail ...... 1,144,903 5,712 — 1,150,615
Containers & Packaging ................. 197,633 — — 197,633
Distributors ........................... 11,665 — — 11,665
Diversified Consumer Services ............ 76,341 — — 76,341
Diversified REITs ...................... 33,136 — — 33,136
Diversified Telecommunication Services ..... 684,152 139,720 — 823,872
Electric Utilities ........................ 1,029,495 49,732 — 1,079,227
Electrical Equipment .................... 1,561,002 399,864 — 1,960,866
Electronic Equipment, Instruments &
Components ........................ 583,742 151,362 — 735,104
Energy Equipment & Services ............. 730,979 — — 730,979
Entertainment ......................... 767,468 7,974 — 775,442
Financial Services ...................... 1,570,405 152,931 — 1,723,336
Food Products ........................ 289,380 207,339 — 496,719
Gas Utilities .......................... 93,694 22,719 — 116,413
Ground Transportation .................. 309,818 — — 309,818
Health Care Equipment & Supplies ......... 547,117 128,576 — 675,693
Health Care Providers & Services .......... 602,949 5,300 — 608,249
Health Care REITs ..................... 105,397 — — 105,397
Health Care Technology ................. 370,053 — — 370,053
Hotel & Resort REITs ................... 111,823 — — 111,823
Hotels, Restaurants & Leisure ............. 1,120,349 196,154 — 1,316,503
Household Durables .................... 224,128 18,112 — 242,240
Household Products .................... 166,215 58,099 — 224,314
Independent Power and Renewable Electricity
Producers .......................... 111,549 14,421 — 125,970
Industrial Conglomerates ................ 89,176 104,049 — 193,225
Industrial REITs ....................... 57,192 — — 57,192
Insurance ............................ 1,424,630 472,795 — 1,897,425
Interactive Media & Services .............. 4,416,567 193,032 — 4,609,599
IT Services ........................... 293,385 105,331 — 398,716
Leisure Products ....................... 87,139 57,953 — 145,092
Life Sciences Tools & Services ............ 138,901 47,245 — 186,146
Machinery ............................ 1,759,282 219,614 — 1,978,896
Marine Transportation ................... 37,293 28,081 — 65,374
Media ............................... 77,230 49,728 — 126,958
Metals & Mining ....................... 239,330 474,885 — 714,215
Mortgage Real Estate Investment Trusts
(REITs) ............................ 15,918 — — 15,918
Multi-Utilities .......................... 400,531 62,225 — 462,756
Office REITs .......................... 11,174 — — 11,174
Oil, Gas & Consumable Fuels ............. 1,376,234 338,683 — 1,714,917
Paper & Forest Products ................. 5,292 — — 5,292
Passenger Airlines ..................... 133,643 168,455 — 302,098
Personal Care Products ................. 61,630 35,804 — 97,434
Pharmaceuticals ....................... 2,541,528 646,328 — 3,187,856
Professional Services ................... 287,992 62,734 — 350,726
Real Estate Management & Development .... 148,057 — — 148,057
Residential REITs ...................... 171,382 — — 171,382
11. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Global Asset Allocation Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Putnam VT Global Asset Allocation Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Retail REITs .......................... $ 259,655 $ — $ — $ 259,655
Semiconductors & Semiconductor Equipment . 11,484,146 1,677,498 — 13,161,644
Software ............................. 3,990,027 70,183 — 4,060,210
Specialized REITs ...................... 481,953 — — 481,953
Specialty Retail ........................ 483,244 86,673 — 569,917
Technology Hardware, Storage & Peripherals . 4,589,068 501,102 — 5,090,170
Textiles, Apparel & Luxury Goods .......... 91,435 144,338 — 235,773
Tobacco ............................. 540,921 69,298 — 610,219
Trading Companies & Distributors .......... 85,593 110,593 — 196,186
Transportation Infrastructure .............. — 74,094 — 74,094
Water Utilities ......................... 64,610 — — 64,610
Wireless Telecommunication Services ....... 55,254 186,633 — 241,887
Management Investment Companies ......... 295,911 — — 295,911
Convertible Preferred Stocks ................ 38,317 — — 38,317
Preferred Stocks ......................... 65,366 — — 65,366
Rights :
Construction & Engineering ............... 923 — — 923
Health Care Equipment & Supplies ......... — — 8 8
Convertible Bonds ....................... — 43,959 — 43,959
Corporate Bonds ........................ — 12,535,093 — 12,535,093
Senior Floating Rate Interests ............... — 371,784 — 371,784
Foreign Government and Agency Securities .... — 324,556 — 324,556
Asset-Backed Securities ................... — 55,608 — 55,608
Commercial Mortgage-Backed Securities ...... — 431,748 — 431,748
Mortgage-Backed Securities ................ — 11,557,081 — 11,557,081
Residential Mortgage-Backed Securities ....... — 500,431 — 500,431
Agency Commercial Mortgage-Backed Securities — 416,279 — 416,279
Municipal Bonds ......................... — 60,028 — 60,028
Short Term Investments ................... 2,256,781 2,191,356 — 4,448,137
Total Investments in Securities ........... $66,146,300 $39,113,766
b
$8 $105,260,074
Other Financial Instruments:
Forward Exchange Contracts ............... $— $109,042 $— $109,042
Futures Contracts ....................... 111,879 — — 111,879
Swap Contracts ......................... — 179,838 — 179,838
Total Other Financial Instruments ......... $111,879 $288,880 $— $400,759
– – – –
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 4,977,711 $ — $ 4,977,711
Forward Exchange Contracts ............... — 129,121 — 129,121
Futures Contracts ........................ 128,878 — — 128,878
Swap Contracts ......................... — 134,961 — 134,961
Total Other Financial Instruments ......... $128,878 $5,241,793 $— $5,370,671
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $10,625,843, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
11. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Putnam VT Global Asset Allocation Fund
(continued)
12. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Cu r rency
AUD
Australian Dollar
EUR
Euro
GBP
British Pound
HKD
Hong Kong Dollar
USD
United States Dollar
ZAR
South African Rand
Index
CDX.NA.HY
CDX North America High Yield Index
CDX.NA.IG
CDX North America Investment Grade Index
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
CVR
Contingent Value Right
ETF
Exchange-Traded Fund
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
IO
Interest Only
NATL
National Reinsurance Corp.
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 3.68%

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Putnam VT Global Asset Allocation Fund
Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 26, 2026, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”))
of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved the continuance of a management contract with Franklin Advisers, Inc. (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), a subadvisory agreement between the
Advisor and The Putnam Advisory Company, LLC (“PAC”)
1
, and a subadvisory agreement between the Advisor and Putnam
Investment Management, LLC (“Putnam Management” and together with FTIML and PAC, the “Subadvisors”) (collectively, the “Management Contracts”). The Advisor, FTIML, PAC, and Putnam Management are each direct or indirect, wholly-owned subsidiaries of Franklin Templeton, Inc. (together with its subsidiaries, “Franklin Templeton”).
1
As further described below under the heading “Trustee approval of sub-advisory contract,” Templeton Asset Management Ltd. (“TAML”) replaced PAC as a sub-adviser of the fund on August 1, 2026.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor in the descriptions of the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract
Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2026, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2026 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2026.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base; and
4. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and most of the other funds are the result of many years of review and discussion between the Independent
Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that

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the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds or repositioned funds, the current fee arrangements under the majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the
Contract Committee and discussions with management, as well as approval by shareholders.
Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as aggregate assets under management of the fund and other mutual funds sponsored by the Advisor
(or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The
Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2025.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2025. However, in the case of your fund, the second expense limitation applied during its fiscal year ending in 2025. The Advisor and PSERV have agreed to maintain these expense limitations until at least April 30, 2028. The Advisor and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’
decision to approve the continuance of your fund’s Management Contracts.
At the Board’s June 2025 meeting, the Board considered that Talcott Resolution Life Insurance Company and Talcott
Resolution Life and Annuity Insurance Company (collectively, “Talcott”) received an exemptive order (the “Order”) from the
Securities and Exchange Commission (“SEC”) that allows Talcott’s separate accounts to substitute their current non-Putnam variable insurance product underlying funds with specified funds (the “Replacement Funds”) of Putnam Variable Trust
(“PVT”) (each, a “Substitution”)
2
. The Trustees considered that, subject to successful completion of Talcott’s Substitution process, the Advisor has agreed to a new fund-specific expense limitation arrangement for your fund, pursuant to which the
Advisor will waive fees and/or reimburse expenses for your fund to the extent necessary to limit total annual fund operating expenses of your fund to not exceed an annual rate of 0.61% of your fund’s average net assets. This expense limitation arrangement includes investor servicing fees. This expense limitation will be in addition to the other existing expense limitation arrangements and will take effect upon the Substitution and continue through April 30, 2029.
2
The Trustees approved PVT’s participation as an applicant in Talcott’s SEC application for an exemptive order, primarily to obtain relief under Section 17(a) of the Investment
Company Act of 1940 to permit in
-
kind transactions in connection with the planned Substitution of certain unaffiliated underlying funds with Replacement Funds of PVT and other funds among the Franklin Templeton complex.

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The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the second quintile in effective management fees
(determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the fourth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2025. (Total expenses reflect the fees and expenses borne directly by the fund and the competitive funds included in the custom Lipper peer groups, as well as any underlying funds’ net fees and expenses.) The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2025 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2025 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other products that are managed by a portfolio team that also manages one or more U.S. registered mutual funds in a category of similar strategies offered by the funds (including exchange traded funds, sub-advised U.S. mutual funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products). This information included comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with investment leadership of the Advisor throughout the year. The Trustees noted that the Advisor had made portfolio management assignment changes in 2025 to strengthen its investment teams providing services to the funds. The Trustees concluded that the Advisor generally

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provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2025 against what the Advisor characterized as a complex investing environment. The Trustees considered the Advisor’s discussion of the markets, the economy, and geopolitical conditions in 2025. The S&P 500 was up 18% in 2025 but with significant periods of volatility, and the Bloomberg Aggregate fixed income index was up 7% during the year, with the Federal Reserve cutting the Effective Federal Funds rate from 4.25% at year-end 2024 to 3.5% at year-end 2025. Ten-year Treasury yields ended 2025 at 4.2%, down from 4.6% at year-end 2024. In 2025, geopolitical and economic conditions, as well as financial markets, provided a complex investing environment: a new U.S. presidential administration with significant policy actions, including tariffs; complex inflation; rates and Federal Reserve developments; artificial intelligence-related impacts; and
political and military actions across the globe. Even with this backdrop, generally strong economic, corporate and labor market conditions continued in 2025, although with some signs of concern.
For the one-year period ended December 31, 2025, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 37
th
percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 1.6% gross of fees over the one-year period. The Contract Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 26 th
,
22
nd
and 16
th
percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2025, respectively. The Trustees further noted that the funds, in the aggregate, solidly outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 41 funds were rated four or five stars at the end of 2025, which was a year-over-year decrease of 11 funds. The Trustees also considered that 18 funds were five-star rated at the end of 2025, which was a year-over-year decrease of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2025 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper Variable Insurance Products (Underlying Funds) – Mixed-Asset Target Allocation Moderate
Funds) for the one-year, three-year and five-year periods ended December 31, 2025 (the first quartile representing the best-
performing funds and the fourth quartile the worst-performing funds):
For the three-year and five-year periods ended December 31, 2025, your fund’s performance was in the top decile of its Lipper peer group. Over the one-year, three-year and five-year periods ended December 31, 2025, there were 265, 254 and 247 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
One-year period Three-year period Five-year period
1st 1st 1st

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Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the review of your fund’s Management Contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin Distributors, LLC (“Franklin
Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.
Trustee approval of sub-advisory contract
At its meeting on May 21, 2026, the Board of Trustees of your fund, including all of the Independent Trustees, approved a new
Sub-Advisory Contract with respect to your fund (the “New TAML Sub-Advisory Contract”) between the Advisor and its affiliate,
TAML. TAML is a wholly-owned subsidiary of Franklin Templeton and an affiliate of the Advisor.
The Trustees considered the proposed New TAML Sub-Advisory Contract in connection with the consolidation of PAC’s
Singapore branch office into TAML (the “Reorganization”), expected to take place on or about August 1, 2026. The Trustees considered that, in connection with the Reorganization, PAC investment professionals would become employees of TAML.
The Trustees also noted that, as part of the Reorganization, TAML was proposed to assume the role of investment sub-adviser for your fund and other Putnam funds sub-advised by PAC, which would be accomplished through a transfer by PAC of all of its rights and obligations under the previous sub-advisory contract between Putnam Management and PAC (the “Previous
PAC Sub-Advisory Contract”) to TAML by means of an assignment and assumption agreement that would take effect upon the closing of the Reorganization (the New Subadvisory Contract refers to the Previous PAC Sub-Advisory Contract, as modified by the terms of the related assignment and assumption agreement). (Because TAML is an affiliate of the Advisor and the Advisor remains fully responsible for all services provided by TAML, the Trustees did not attempt to evaluate TAML as a separate entity.)
The Trustees noted that Franklin Templeton viewed the Reorganization as a further step in the integration of the legacy
Putnam and Franklin Templeton organizations, offering potential operational efficiencies and enhanced investment resources for the funds. The Trustees also considered, among other factors, that:
1. The Reorganization and the New TAML Sub-Advisory Contract would not result in any reduction or material change in the nature or the level of the sub-advisory services provided to the funds;
2. The New TAML Sub-Advisory Contract would not result in an increase in the advisory fee rates payable by each fund, as the
Advisor would be responsible for overseeing the investment advisory services provided to the applicable funds by TAML under the New TAML Sub-Advisory Contract and would compensate TAML for such services out of the fees it receives under each fund’s Management Contract with the Advisor; and

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3. The assignment and assumption agreement would not change any of the terms of the Previous PAC Sub-Advisory Contract, including the related sub-advisory fees, other than the party thereto.
The Trustees considered that, prior to the Reorganization, counsel to Franklin Templeton had provided a legal opinion that the Reorganization and the appointment of TAML as sub-adviser to the funds would not result in an “assignment” under the
1940 Act of the New TAML Sub-Advisory Contract and that the New TAML Sub-Advisory Contract did not require shareholder approval.
The Trustees also took into account that they had most recently approved the fund’s Previous PAC Sub-Advisory Contract on June 27, 2025. In connection with approval of the New TAML Sub-Advisory Contract, reference was made to the process undertaken and information provided during the Board’s consideration and approval on June 27, 2025 of the continuation of the Previous PAC Sub-Advisory Contract with respect to your fund. The Trustees also considered the information referenced above under the heading “Trustee approval of management contracts” that was provided in connection with their consideration of the continuation of the Previous PAC Sub-Advisory Contract. The material factors considered and the conclusions reached with respect to the Trustees’ approval for the New TAML Sub-Advisory Contract were substantially similar to those discussed above in connection with the Trustees’ continuation of the Previous PAC Sub-Advisory Contract.

38923-SFSOI 08/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Variable Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	August 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	August 27, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	August 27, 2026